UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:	Quantitative Master Series LLC
Master Core Bond Enhanced Index Series
Master Enhanced International Series
Master Enhanced S&P 500 Series
Master Enhanced Small Cap Series
Master Extended Market Index Series
Master Mid Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	Master Core Bond Enhanced Index
(Percentages shown are based on Net Assets)

+ Asset-Backed Securities	Par (000)	Value

321 Henderson Receivables I LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)	$717	$780,791
Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (a)	1,535	1,553,985
Capital One Multi-Asset Execution Trust:
Series 2004-A8, Class A8, 0.39%, 8/15/14 (b)	1,810	1,808,133
Series 2008-A5, Class A5, 4.85%, 2/18/14	830	849,324
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010- 1A, Class A, 4.25%, 1/15/22 (a)	1,000	1,006,629
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11	13	13,250
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.35%, 5/25/37 (b)	300	289,557
SLM Student Loan Trust (b):
Series 2005-4, Class A2, 0.58%, 4/26/21	504	502,970
Series 2008-5, Class A2, 1.60%, 10/25/16	2,500	2,540,269
Series 2008-5, Class A3, 1.80%, 1/25/18	630	649,139
Series 2008-5, Class A4, 2.20%, 7/25/23	1,700	1,780,935
Series 2010-C, Class A1, 1.91%, 12/15/17 (a)	479	479,569
Santander Drive Auto Receivables Trust (a):
Series 2010-A-A2, 1.37%, 8/15/13	440	441,301
Series 2010-A-A3, 1.83%, 11/17/14	340	343,676
Series 2010-A-A4, 2.39%, 6/15/17	170	173,258

Total Asset-Backed Securities – 7.2%		13,212,786

Corporate Bonds	Par (000)	Value

Automobiles — 0.2%
DaimlerChrysler NA Holding Corp.:
7.30%, 1/15/12	$141	$151,639
6.50%, 11/15/13	217	248,211

		399,850

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	1,555	1,614,531
5.38%, 1/15/20	35	39,508

		1,654,039

Capital Markets — 2.8%
CDP Financial, Inc., 3.00%, 11/25/14 (a)	1,065	1,105,925
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	316	343,458
3.70%, 8/01/15	390	399,013
5.38%, 3/15/20	700	737,808
6.00%, 6/15/20	280	307,968
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	275	300,934
Morgan Stanley:
2.88%, 5/14/13 (b)	440	448,401
4.00%, 7/24/15	200	203,828
5.63%, 9/23/19	275	286,317
UBS AG, 2.25%, 8/12/13	960	969,720

		5,103,372

Commercial Banks — 4.0%
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)(c)	640	637,293
Bank One Corp., 5.90%, 11/15/11	152	160,243
Corporacion Andina de Fomento, 6.88%, 3/15/12	273	294,608
Dexia Credit Local SA (a):
2.00%, 3/05/13	610	614,601
2.75%, 4/29/14	600	615,876
Eksportfinans ASA:
1.88%, 4/02/13	1,630	1,665,092
3.00%, 11/17/14	370	390,130
2.00%, 9/15/15	1,175	1,177,916
5.50%, 5/25/16	700	817,525
HSBC Bank Plc, 3.50%, 6/28/15 (a)	240	251,751
The Toronto-Dominion Bank, 2.20%, 7/29/15 (a)	650	658,717

		7,283,752

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Financial Services — 1.7%
Bank of America Corp.:
4.75%, 8/01/15	$435	$459,566
5.63%, 7/01/20	690	729,122
General Electric Capital Corp., Series A, 4.88%, 10/21/10	306	306,599
JPMorgan Chase & Co.:
4.50%, 11/15/10	253	254,157
6.63%, 3/15/12	329	353,846
0.90%, 2/26/13 (b)	325	326,255
6.00%, 7/05/17	660	747,059

		3,176,604

Diversified Telecommunication Services — 0.8%
AT&T Inc., 6.40%, 5/15/38	355	405,730
Telecom Italia Capital SA, 5.25%, 10/01/15	244	263,309
Telefonica Emisiones SAU, 4.95%, 1/15/15	725	793,282

		1,462,321

Electric Utilities — 0.2%
Florida Power & Light Co.:
5.63%, 4/01/34	45	50,620
5.95%, 2/01/38	100	117,599
Florida Power Corp., 6.40%, 6/15/38	225	278,293

		446,512

Food Products — 0.7%
Kraft Foods, Inc.:
6.50%, 8/11/17	325	389,371
5.38%, 2/10/20	560	625,547
6.50%, 2/09/40	165	193,193

		1,208,111

Health Care Equipment & Supplies — 0.3%
CareFusion Corp., 6.38%, 8/01/19	325	386,674
Covidien International Finance SA, 2.80%, 6/15/15	120	124,350

		511,024

Insurance — 3.1%
Manulife Financial Corp., 3.40%, 9/17/15	380	383,623
MetLife, Inc.:
6.13%, 12/01/11	75	79,300
5.00%, 11/24/13	231	253,055
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13	1,505	1,541,045
5.13%, 4/10/13 (d)	1,265	1,376,820
5.13%, 6/10/14	735	815,400
Prudential Financial, Inc., 4.75%, 9/17/15	825	892,211
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)	275	338,409

		5,679,863

Corporate Bonds	Par (000)	Value

Media — 1.6%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	$150	$211,553
Comcast Corp., 6.40%, 3/01/40	310	344,669
Cox Communications, Inc., 8.38%, 3/01/39 (a)	555	745,045
DIRECTV Holdings LLC, 6.00%, 8/15/40	110	113,605
Discovery Communications LLC, 3.70%, 6/01/15	270	286,102
News America, Inc.:
7.25%, 5/18/18	339	420,736
7.28%, 6/30/28	175	202,529
7.63%, 11/30/28	75	89,837
Time Warner Cable, Inc., 5.00%, 2/01/20	170	182,058
Time Warner Cos., Inc., 6.88%, 6/15/18	179	216,781
Time Warner, Inc.:
4.70%, 1/15/21	100	105,959
6.10%, 7/15/40	70	75,378

		2,994,252

Metals & Mining — 0.2%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20	150	158,683
Inco Ltd., 7.75%, 5/15/12	151	164,296

		322,979

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.70%, 9/17/12	151	164,627

Oil, Gas & Consumable Fuels — 3.1%
BP Capital Markets Plc:
3.13%, 3/10/12	940	958,408
4.50%, 10/01/20 (c)	600	613,569
Canadian Natural Resources, Ltd.:
5.90%, 2/01/18	50	58,297
6.50%, 2/15/37	345	406,823
Cenovus Energy, Inc., 6.75%, 11/15/39	300	362,210
Enterprise Products Operating LLC, 6.13%, 10/15/39	250	269,092
Kern River Funding Corp., 4.89%, 4/30/18 (a)	78	82,512
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	290	312,527
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37	208	233,971
6.50%, 9/15/37	280	336,223
PTT PCL, 5.88%, 8/03/35 (a)	100	106,189
Pemex Project Funding Master Trust, 9.13%, 10/13/10	48	48,230
Petrobras International Finance Co.:
5.88%, 3/01/18	40	44,448
5.75%, 1/20/20	955	1,057,228
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	390	390,156
Valero Energy Corp., 6.63%, 6/15/37	500	502,121

		5,782,004

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Paper & Forest Products — 0.1%
International Paper Co., 7.30%, 11/15/39	$205	$229,496

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	83	99,755

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	310	342,108

Software — 0.3%
Oracle Corp., 5.38%, 7/15/40 (a)	450	484,010

Thrifts & Mortgage Finance — 0.6%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	715	760,068
Cie de Financement Foncier, 2.50%, 9/16/15 (a)	400	402,281

		1,162,349

Tobacco — 0.3%
Philip Morris International, Inc., 4.50%, 3/26/20	440	480,039

Wireless Telecommunication Services — 1.5%
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	840	927,973
SBA Tower Trust, 4.25%, 4/15/40 (a)	550	584,833
Vodafone Group Plc, 4.15%, 6/10/14	1,205	1,301,494

		2,814,300

Total Corporate Bonds – 22.8%		41,801,367

Foreign Agency Obligations

Japan Finance Corp.:
2.00%, 6/24/11	600	606,242
1.88%, 9/24/15	545	549,785
Kreditanstalt fuer Wiederaufbau, 2.75%, 9/08/20	140	140,884
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	80	86,813
Series E, 5.25%, 7/02/12	270	290,913
Series E, 4.38%, 1/15/13	175	189,027
Series E, 4.00%, 2/02/15	155	171,292
Mexico Government International Bond:
5.63%, 1/15/17	175	200,200
Series A, 6.75%, 9/27/34	245	304,412
Poland Government International Bond, 5.00%, 10/19/15	112	122,374
Province of Ontario Canada:
4.10%, 6/16/14	805	884,318
Series 1, 1.88%, 11/19/12	645	660,743

Foreign Agency Obligations	Par (000)	Value

Qatari Diar Finance QSC, 3.50%, 7/21/15 (a)	$165	$168,439

Total Foreign Agency Obligations – 2.4%		4,375,442

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.4%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.53%, 5/17/60 (a)(b)	820	813,081
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.92%, 6/25/47 (b)	2,404	1,908,010
Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.45%, 3/20/47 (b)	660	360,140
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 2A1, 0.46%, 4/25/46 (b)	288	166,741
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	284	232,614
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2006-0A1, Class A1, 0.46%, 2/25/47 (b)	284	180,694
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.59%, 9/19/35 (b)	69	42,899
Holmes Master Issuer Plc, Series 2007-2A, Class 3A1, 0.61%, 7/15/21 (b)	350	346,557
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36	133	126,039
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	95	89,466
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.44%, 11/25/36 (b)	1,572	887,442
Station Place Securitization Trust, Series 2009-1, Class A, 1.76%, 1/25/40 (a)(b)	940	940,000
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.18%, 5/25/47 (b)	326	208,488

		6,302,171

Commercial Mortgage-Backed Securities — 9.6%
Bank of America Commercial Mortgage, Inc.:
Series 2004-5, Class A3, 4.56%, 11/10/41	3,000	3,078,082
Series 2005-4, Class A5A, 4.93%, 7/10/45	1,161	1,232,108

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)	$70	$70,168
CS First Boston Mortgage Securities Corp., Series 2001- CK1, Class C, 6.73%, 12/18/35	918	923,244
First Union NB-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 3/15/33	388	388,766
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A5, 5.28%, 8/10/38 (b)	993	1,076,456
Series 2005-GG4, Class A4, 4.76%, 7/10/39	1,127	1,183,787
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	1,290	1,341,745
Series 2001-CIB3, Class B, 6.68%, 11/15/35	1,108	1,165,204
Series 2001-CIBC, Class B, 6.45%, 3/15/33	1,557	1,572,093
Series 2006-LDP7, Class A4, 6.06%, 4/15/45 (b)	1,399	1,550,927
Morgan Stanley Capital I:
Series 2003-IQ4, Class A2, 4.07%, 5/15/40	993	1,036,932
Series 2007-HQ13, Class A1, 5.36%, 12/15/44	778	800,129
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	135	142,914
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	1,960	2,110,761

		17,673,316

Total Non-Agency Mortgage-Backed Securities – 13.0%		23,975,487

Preferred Securities

Capital Trusts

Capital Markets — 0.7%
Credit Suisse Guernsey Ltd., 5.86% (b)(e)	947	900,242
Goldman Sachs Capital II, 5.79% (b)(e)	392	332,710
Lehman Brothers Holdings Capital Trust VII, 5.86% (e)(f)(g)	85	8

		1,232,960

Diversified Financial Services — 0.1%
JPMorgan Chase & Co., 7.90% (b)(e)	195	208,968

Capital Trusts	Par (000)	Value

Insurance — 0.1%
Chubb Corp., 6.38%, 3/29/67 (b)	$266	$262,010

Total Preferred Securities – 0.9%		1,703,938

Taxable Municipal Bonds

City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40	225	240,077
City of Dallas Texas, GO, Series C (NPFGC), 5.50%, 2/15/24 (b)(h)	529	530,577
Dallas Area Rapid Transit, RB, Build America Bonds, 5.02%, 12/01/48 (c)	160	160,613
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	455	572,281
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series PL, 6.64%, 4/01/57	15	16,097
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39	350	367,444
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29	265	298,008
Sacramento Municipal Utility District, RB, Build America Bonds, 6.16%, 5/15/36	25	26,509
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, 4.84%, 1/01/41 (c)	200	199,890
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Series SU, 6.63%, 7/01/40 (c)	180	183,443
State of California, GO:
Build America Bonds, 7.30%, 10/01/39	540	572,567
Build America Bonds, 7.35%, 11/01/39	200	213,314
Various Purpose, Series 3, 5.45%, 4/01/15	1,675	1,794,830
State of Illinois, GO, Pension, 5.10%, 6/01/33	457	385,100
University of California, RB, Build America Bonds, 5.95%, 5/15/45	150	152,555

Total Taxable Municipal Bonds – 3.1%		5,713,305

U.S. Government Sponsored Agency Securities

Agency Obligations — 10.2%
Fannie Mae:
5.25%, 8/01/12	1,145	1,235,217

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations (concluded)
Fannie Mae (concluded):
5.13%, 1/02/14	$1,770	$1,963,258
2.63%, 11/20/14	1,130	1,191,353
1.63%, 10/26/15	1,810	1,809,282
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	1,135	1,267,164
Freddie Mac:
1.13%, 12/15/11 (d)	3,030	3,057,067
1.75%, 6/15/12	800	817,212
1.75%, 9/10/15	5,010	5,059,584
5.50%, 7/18/16	100	120,318
5.00%, 2/16/17	205	240,748
Tennessee Valley Authority:
5.25%, 9/15/39	950	1,102,601
Series E, 6.25%, 12/15/17	710	892,432

		18,756,236

Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities, Series 2005-118, Class MC, 6.00%, 1/25/32	277	279,404
Freddie Mac Mortgage-Backed Securities, Series 3294, Class NA, 5.50%, 7/15/27	407	408,862

		688,266

Federal Deposit Insurance Corporation Guaranteed — 1.4%
Citigroup Funding, Inc.:
2.13%, 7/12/12	965	991,904
1.88%, 10/22/12	1,600	1,640,829

		2,632,733

Mortgage-Backed Securities — 99.9%
Fannie Mae Mortgage-Backed Securities:
3.29%, 11/01/35 (b)	2,113	2,224,596
4.00%, 10/20/25 - 10/15/40 (i)	40,300	41,479,255
4.50%, 10/15/40 - 11/15/40 (i)	25,000	26,021,404
5.00%, 1/01/23 - 10/15/40 (i)	29,246	30,904,659
5.50%, 10/15/25 - 10/15/40 (i)	36,625	39,018,237
6.00%, 2/01/13 - 10/15/40 (i)	26,599	28,612,370
8.00%, 9/01/15 - 8/01/31	29	34,916
9.50%, 7/01/17	12	14,084
10.00%, 10/01/18 - 5/01/22	5	6,528
10.50%, 12/01/16	1	1,404
Freddie Mac Mortgage-Backed Securities:
4.50%, 2/01/11 - 7/01/12	351	359,287
5.00%, 2/01/22 - 10/15/40 (i)	4,625	4,867,796
5.50%, 12/01/16 - 2/01/40 (i)	1,378	1,485,695
6.00%, 4/01/16 - 10/01/17	767	829,919
6.50%, 7/01/15 - 5/01/17	127	137,745
7.00%, 1/01/11 - 7/01/17	57	60,851
7.50%, 10/01/11 - 4/01/16	18	20,123
8.00%, 11/01/24 - 3/01/32	139	161,276
8.50%, 5/01/28 - 8/01/30	12	13,985
9.00%, 9/01/14	3	2,727
9.50%, 2/01/19	16	16,068
10.00%, 9/01/17	2	2,522
10.50%, 4/01/16	5	5,161

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
11.00%, 9/01/16	$3	$3,646
11.50%, 8/01/15	1	869
12.50%, 2/01/14	4	4,343
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35	1,189	1,261,282
5.00%, 4/15/35 - 11/19/40 (i)	3,943	4,215,139
6.50%, 2/15/14 - 10/15/40 (i)	1,108	1,218,060
7.00%, 4/15/13	4	4,757
7.50%, 3/15/24 - 3/15/32	140	158,162
8.00%, 12/15/22 - 6/15/31	82	95,672
8.50%, 11/15/17 - 3/15/31	22	26,105
9.00%, 4/15/18 - 11/15/24	24	26,099

		183,294,742

Total U.S. Government Sponsored Agency Securities – 111.9%		205,371,977

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/21	415	628,920
8.00%, 11/15/21	1,905	2,873,275
U.S. Treasury Notes:
0.38%, 9/30/12	5,190	5,184,323
0.75%, 9/15/13	305	306,001
2.63%, 8/15/20	157	158,472
8.13%, 5/15/21 (j)	1,990	3,004,279
3.50%, 2/15/39	1,035	1,001,363
4.50%, 8/15/39	2,960	3,389,200
4.38%, 5/15/40	1,230	1,381,450
3.88%, 8/15/40	2,390	2,470,662

Total U.S. Treasury Obligations – 11.1%		20,397,945

Total Long-Term Investments (Cost – $311,190,634) – 172.4%		316,552,247

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (k)(l)	9,661,317	9,661,317

Total Short-Term Securities (Cost – $9,661,317) – 5.3%		9,661,317

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
Five-Year U.S. Treasury Bond Future, Strike Price $121, Expires 11/26/10	10	6,328

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Exchange-Traded Put Options — 0.0%
Five-Year U.S. Treasury Bond Future, Strike Price $117, Expires 11/26/10	10	$391

Total Options Purchased (Cost – $6,945) – 0.0%		6,719

Total Investments Before TBA Sale Commitments (Cost – $320,858,896*) – 177.7%		326,220,283

TBA Sale Commitments (i)	Par (000)

Fannie Mae Mortgage-Backed Securities:
4.00%, 10/20/25 - 10/15/40	$34,800	(35,767,858)
4.50%, 10/15/40 - 11/15/40	16,800	(17,493,000)
5.00%, 1/01/23 - 10/15/40	17,500	(18,431,376)
5.50%, 12/01/16 - 2/01/40	25,400	(26,999,412)
6.00%, 2/01/13 - 10/15/40	18,400	(19,762,741)
Freddie Mac Mortgage-Backed Securities:
5.00%, 2/01/22 - 10/15/40	3,700	(3,886,154)
5.50%, 12/01/16 - 2/01/40	600	(645,000)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35	1,100	(1,157,062)
5.00%, 4/15/35 - 11/19/40	3,100	(3,300,533)

Total TBA Sale Commitments (Proceeds – $127,626,438) – (69.4)%		(127,443,136)

Total Investments, Net of TBA Sale Commitments – 108.3%		198,777,147

Liabilities in Excess of Other Assets – (8.3)%		(15,222,649)

Net Assets – 100.0%		$183,554,498

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$320,900,357

Gross unrealized appreciation	$7,471,119
Gross unrealized depreciation	(2,151,193)

Net unrealized appreciation	$5,319,926

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Citigroup Global Markets, Inc.	$613,569	$16,863
Loop Capital Markets	$160,613	$613
Morgan Stanley Capital Services, Inc.	$199,890	$(110)
Siebert Brandford Shank & Co., LLC	$183,443	$3,443
UBS Securities	$637,293	—

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Non-income producing security.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$(6,279,092)	$24,670
Bank of America NA	$2,361	$2,486
Citigroup Global Markets, Inc.	$10,707,950	$(12,533)
Credit Suisse Securities LLC	$(11,386,706)	$(7,870)
Deutsche Bank Securities, Inc.	$(2,930,709)	$8,252
Goldman Sachs & Co.	$12,292,488	$(33,744)
Greenwich Financial Services	$8,291,876	$(19,804)
JPMorgan Securities, Inc.	$(9,028,459)	$20,652
Morgan Stanley Capital Services, Inc.	$(502,866)	$(2,242)
Nomura Securities International, Inc.	$2,577,435	$2,180
UBS Securities	$4,676,674	$(16,340)

(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(k)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at September 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	12,766,736	(3,105,419)	9,661,317	$6,193

(l)	Represents the current yield as of report date.

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

115	2-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$25,219,776	$20,927
2	5-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$241,097	637
186	10-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$23,355,905	88,814
35	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2010	$4,585,987	94,169

Total					$204,547

•	Financial futures contracts sold as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation

36	30-Year U.S. Treasury Ultra-Bond	Chicago Board of Trade	December 2010	$5,033,045	$(53,080)

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.34% (a)	3-month LIBOR	Deutsche Bank AG	May 2011	$6,400	$42,077
1.23% (b)	3-month LIBOR	Citibank NA	May 2012	$3,000	(33,424)
2.63% (b)	3-month LIBOR	Deutsche Bank AG	March 2014	$9,000	(495,293)
2.73% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	$5,000	(299,409)
1.71% (b)	3-month LIBOR	Citibank NA	September 2015	$4,900	(50,125)
3.54% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	$9,300	(831,766)
2.56% (a)	3-month LIBOR	Credit Suisse International	August 2020	$1,500	109
4.16% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2039	$1,100	(176,387)

Total					$(1,844,218)

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$313,060,140	—	$313,060,140
Asset-Backed Securities	—	1,739,026	—	1,739,026
Non-Agency Mortgage Obligations	—	—	$1,753,081	1,753,081
Short-Term Securities	$9,661,317	—	—	9,661,317
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(127,443,136)	—	(127,443,136)

Total	$9,661,317	$187,356,030	$1,753,081	$198,770,428

[1]	See above Schedule of Investments for values in each security type, excluding security types in Level 3 within the table.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	211,266	$42,186	—	253,452
Liabilities:
Interest rate contracts	(53,080)	(1,886,404)	—	(1,939,484)

Total	$158,186	$(1,844,218)	—	$(1,686,032)

[2]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable Inputs were used to determine fair value:

Non-Agency Mortgage- Backed Securities

Assets:
Balance, as of December 31, 2009	$935,300
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[3]	8,031
Purchases	—
Sales	—
Transfers in4	809,750
Transfers out[4]	—

Balance, as of September 30, 2010	$1,753,081

[3]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $8,031.

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Master Core Bond Enhanced Index Series

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate Contracts

Assets:
Balance, as of December 31, 2009	$(81,899)
Accrued discounts/premiums	—
Net realized gain (loss)	(167,008)
Net change in unrealized appreciation/depreciation	81,899
Purchases	167,008
Sales	—
Transfers in4	—
Transfers out[4]	—

Balance, as of September 30, 2010	—

[4]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	9

Schedule of Investments September 30, 2010 (Unaudited)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 7.7%
AGL Energy Ltd.	6,532	$102,080
AXA Asia Pacific Holdings Ltd.	14,836	73,701
Amcor Ltd.	17,777	112,043
Aristocrat Leisure Ltd.	23,455	80,178
Australia & New Zealand Banking Group Ltd.	67,444	1,544,564
BHP Billiton Ltd.	19,880	757,774
Boral Ltd.	1,488	6,640
Brambles Ltd.	1	6
CSL Ltd.	5,753	184,040
CSR Ltd.	319,650	556,280
Caltex Australia Ltd.	1,699	19,777
Coca-Cola Amatil Ltd.	14,165	164,276
Cochlear Ltd.	819	55,637
Commonwealth Bank of Australia Ltd.	35,773	1,770,519
DuluxGroup Ltd. (a)	976	2,575
Energy Resources of Australia Ltd.	1,999	25,729
Fairfax Media Ltd.	323,898	460,324
Foster’s Group Ltd.	1	6
Insurance Australia Group Ltd.	492	1,732
Leighton Holdings Ltd.	214	6,849
Lend Lease Group	22,048	162,448
Macquarie Group Ltd.	4,857	170,424
Metcash Ltd.	71,285	301,402
National Australia Bank Ltd.	58,971	1,444,973
OneSteel Ltd.	19,343	54,923
Orica Ltd.	976	24,350
Origin Energy Ltd.	6,618	101,590
QBE Insurance Group Ltd.	43,580	727,810
Qantas Airways Ltd. (a)	15,138	40,844
Rio Tinto Ltd.	16,207	1,204,390
Santos Ltd.	18,622	230,782
Sims Metal Management Ltd.	2,236	38,130
Sonic Healthcare Ltd.	372	3,956
Stockland	9,626	35,785
Suncorp-Metway Ltd.	4,792	41,747
Telstra Corp. Ltd.	31,433	79,729
Transurban Group	1	5
Wesfarmers Ltd., Ordinary Shares	16,124	513,181
Wesfarmers Ltd., Partially Protected Shares	2,234	71,579
Westpac Banking Corp.	38,006	855,054
Woodside Petroleum Ltd.	5,661	240,134

		12,267,966

Austria — 0.2%
Erste Bank der Oesterreichischen Sparkassen AG	1,002	40,263
Immoeast AG NPV (a)	1	—
Immofinanz AG NPV (a)	16,123	—

Common Stocks	Shares	Value

Austria (concluded)
IMMOFINANZ Immobilien Anlagen AG (a)	16,435	$61,360
OMV AG	5,083	190,422
Vienna Insurance Group	560	30,158

		322,203

Belgium — 1.2%
Anheuser-Busch InBev NV	21,698	1,277,348
Belgacom SA	3,783	147,707
Delhaize Group	1,564	113,643
Fortis	34,640	99,321
Groupe Bruxelles Lambert SA	1,082	90,218
KBC Bancassurance Holding	505	22,667
Nationale A Portefeuille	487	25,455
Solvay SA	1	107
UCB SA	1,564	54,202
Umicore SA	1	43

		1,830,711

Bermuda — 0.0%
Mongolia Energy Co. Ltd. (a)	1,352	559
SeaDrill Ltd.	472	13,716

		14,275

Cayman Islands — 0.0%
Foxconn International Holdings Ltd. (a)	844	619
Lifestyle International Holdings Ltd.	9,122	22,426

		23,045

Denmark — 1.0%
A. P. Moller - Maersk A/S, Class A	21	170,206
A. P. Moller - Maersk A/S, Class B	10	83,258
Carlsberg A/S	1,625	169,077
Coloplast A/S, Class B	350	41,795
DSV A/S	64	1,302
Novo-Nordisk A/S, Class B	8,841	874,887
TrygVesta A/S	4,235	254,311

		1,594,836

Finland — 1.3%
Elisa Corp.	2,150	49,431
Fortum Oyj	6,860	179,671
Kesko Oyj, Class B	904	42,511
Kone Oyj, Class B	140	7,244
Metso Oyj	1,918	88,061
Neste Oil Oyj	2,652	41,503
Nokia Oyj	114,406	1,149,321
Orion Oyj	1,279	25,586
Outokumpu Oyj	1,635	32,523
Rautaruukki Oyj	1,198	24,788
Sampo Oyj	4,150	112,130

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
EAFE	Europe, Australasia and the Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
USD	U.S. Dollar

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Finland (concluded)
Stora Enso Oyj, Class R	9,100	$90,240
UPM-Kymmene Oyj	8,100	138,955

		1,981,964

France — 9.3%
AXA SA	19,486	341,617
Air Liquide	3,658	447,395
Alstom	4,169	212,704
BNP Paribas SA	898	64,091
Bouygues	8,076	347,943
CNP Assurances	4,276	79,415
Cap Gemini SA	14,277	716,787
Carrefour SA	5,540	298,632
Casino Guichard Perrachon SA	939	86,042
Christian Dior SA	678	88,727
Cie Generale d’Optique Essilor International SA	1,572	108,251
Compagnie Generale de Geophysique SA (a)	61	1,338
Compagnie Generale des Etablissements Michelin	632	48,193
Credit Agricole SA	50,639	793,258
Dassault Systemes SA	418	30,761
Edenred (a)	8,085	160,148
Electricite de France SA	4,842	209,012
Eurazeo	408	27,419
European Aeronautic Defense and Space Co.	6	150
France Telecom SA	60	1,298
GDF Suez	62	2,225
Gecina SA	292	34,649
Groupe Danone	8,177	490,071
ICADE	293	30,790
Imerys SA	587	35,179
L’Oreal SA	8,967	1,009,938
LVMH Moet Hennessy Louis Vuitton SA	2,073	304,479
Lafarge SA	1,229	70,350
Lagardere S.C.A.	18,095	708,419
Legrand Promesses	3,324	112,473
M6-Metropole Television SA	3,467	81,748
Natixis	88,393	506,548
Neopost SA	1,673	124,606
PagesJaunes Groupe SA	20,585	215,918
Pernod-Ricard SA	1,388	116,112
Peugeot SA	3,451	116,398
Pinault-Printemps-Redoute	679	110,161
Publicis Groupe	4,694	223,130
Renault SA	12,627	650,804
Safran SA	2,588	72,738
Sanofi-Aventis	24,709	1,644,777
Schneider Electric SA	1,165	148,004
Scor SE	2,579	61,702
Societe Generale SA	8,057	465,880
Societe Television Francaise 1	1,678	26,168
Technip SA	1,488	119,903
Total SA	28,638	1,479,752
Unibail - Rodamco	870	193,174
Vallourec SA	5,811	577,915
Veolia Environnement SA	1,485	39,130
Vinci SA	7,684	386,249
Vivendi SA	17,720	485,676

		14,708,247

Common Stocks	Shares	Value

Germany — 7.1%
Adidas-Salomon AG	4,568	$282,725
Allianz AG, Registered Shares	5,083	574,264
BASF SE	10,719	675,912
Bayer AG	10,567	736,522
Bayerische Motoren Werke AG	14,381	1,008,746
Bayerische Motoren Werke AG, Preference Shares	364	16,983
Celesio AG	15,721	342,031
Commerzbank AG	8,726	72,293
Continental AG	6,732	523,003
DaimlerChrysler AG	10,502	664,633
Deutsche Bank AG, Registered Shares	8,878	486,026
Deutsche Boerse AG	2,829	188,775
Deutsche Lufthansa AG	2,220	40,774
Deutsche Telekom AG	34,352	470,018
E.ON AG	24,664	727,378
Fresenius AG	437	34,945
Fresenius Medical Care AG	221	13,649
Hannover Rueckversicherung AG, Registered Shares	4,312	198,366
Henkel KGaA	2,012	91,029
Henkel KGaA, Preference Shares	9,082	487,773
Infineon Technologies AG (a)	12,820	88,795
Linde AG	328	42,664
MAN SE	8	871
Metro AG	3,565	231,980
Muenchener Rueckversicherungs AG, Registered Shares	3,068	424,863
Porsche Automobil Holding SE, Preference Shares	1,689	83,525
Qiagen NV (a)	4,160	74,429
RWE AG	5,041	340,446
SAP AG	11,160	551,960
Salzgitter AG	1,980	128,139
Siemens AG	12,597	1,328,833
Solarworld AG	2,008	25,184
ThyssenKrupp AG	6,196	202,011
United Internet AG	1,858	30,031
Volkswagen AG	1,154	127,163
Wacker Chemie AG	13	2,397

		11,319,136

Greece — 0.5%
Alpha Bank AE	1,030	6,395
EFG Eurobank Ergasias SA	1	6
OPAP SA	30,352	478,704
Piraeus Bank SA (a)	1	5
Public Power Corp.	18,735	291,198

		776,308

Hong Kong — 2.8%
BOC Hong Kong Holdings Ltd.	300,503	951,556
CLP Holdings Ltd.	15,000	119,585
Cathay Pacific Airways Ltd.	16,000	43,313
Cheung Kong Holdings Ltd.	25,000	378,043
Esprit Holdings Ltd.	100	542
Hang Lung Group Ltd.	7	46
Hang Seng Bank Ltd.	100	1,469
Henderson Land Development Co., Ltd.	46,000	326,860
The Hong Kong & China Gas Ltd.	26,010	65,684

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Hong Kong (concluded)
HongKong Electric Holdings Ltd.	3,000	$18,229
Hopewell Holdings Ltd.	321	1,038
Hutchison Whampoa Ltd.	31,000	288,423
Li & Fung Ltd.	76,000	425,740
The Link Real Estate Investment Trust	252,000	747,724
MTR Corp.	500	1,888
Orient Overseas International Ltd.	3,159	25,167
Swire Pacific Ltd., Class A	3,500	48,119
Wharf Holdings Ltd.	128,875	826,597
Wheelock and Co., Ltd.	14,000	46,699
Wynn Macau Ltd. (a)	23,415	40,292

		4,357,014

Ireland — 0.3%
Bank of Ireland (a)	1	1
CRH Plc	30,585	507,030
Ryanair Holdings Plc	139	740

		507,771

Israel — 0.6%
Elbit Systems Ltd.	334	17,764
Israel Chemicals Ltd.	6,882	96,645
The Israel Corp. Ltd. (a)	35	33,513
Israel Discount Bank Ltd. (a)	1	2
Makhteshim-Agan Industries Ltd.	3,351	12,466
Teva Pharmaceutical Industries Ltd.	14,653	780,118

		940,508

Italy — 2.3%
Assicurazioni Generali SpA	13,173	265,952
Autogrill SpA	1,623	20,394
Banca Monte dei Paschi di Siena SpA	1	1
Banco Popolare SpA	74,477	447,425
Beni Stabili SpA	1,722	1,573
Enel SpA	211,204	1,129,031
Eni SpA	27,832	601,377
Exor SpA	1,044	24,251
Fiat SpA	9,410	145,697
Intesa Sanpaolo SpA	98,632	321,295
Mediobanca SpA (a)	822	7,664
Mediolanum SpA	1	4
Parmalat SpA	24,834	63,807
Telecom Italia SpA	88,104	123,422
Telecom Italia SpA, Non-Convertible Savings Shares	123,833	139,738
Unicredit SpA	159,477	408,407

		3,700,038

Japan — 20.0%
The 77 Bank Ltd.	7,000	35,467
Acom Co., Ltd.	24,780	375,743
Advantest Corp.	100	1,992
Aeon Co., Ltd.	14,100	151,167
Aeon Credit Service Co., Ltd.	1,000	10,794
Aisin Seiki Co., Ltd.	2,800	87,624
All Nippon Airways Co., Ltd. (a)	38,000	140,824
Aozora Bank Ltd.	1,000	1,474
Asahi Breweries Ltd.	38,900	779,184
Asahi Kasei Corp.	27,000	149,030
Astellas Pharma, Inc.	6,200	224,350

Common Stocks	Shares	Value

Japan (continued)
The Bank of Yokohama Ltd.	41,000	$191,590
Benesse Holdings, Inc.	100	4,826
Bridgestone Corp.	100	1,823
Brother Industries Ltd.	3,002	37,062
Canon Marketing Japan Inc.	1,000	13,765
Canon, Inc.	15,400	719,273
Casio Computer Co., Ltd.	3,500	26,030
Central Japan Railway Co.	1	7,363
Chubu Electric Power Co., Inc.	13,400	331,434
The Chugoku Bank Ltd.	5,000	60,811
Chugoku Electric Power Co.	5,400	106,604
Chuo Mitsui Trust Holdings, Inc.	14,000	46,542
Citizens Holding Co., Ltd.	130	782
Credit Saison Co., Ltd.	100	1,341
Dai Nippon Printing Co., Ltd.	8,000	97,767
Dai-ichi Life Insurance Co.	116	140,434
Daiichi Sankyo Co., Ltd.	6,340	129,229
Daikin Industries Ltd.	1,200	45,158
Dainippon Pharma Co., Ltd.	11,100	92,947
Daito Trust Construction Co., Ltd.	1,100	65,719
Daiwa Securities Group, Inc.	39,000	157,454
Dena Co., Ltd.	1	32
Denso Corp.	9,800	291,137
Diamond Lease Co., Ltd.	10	352
East Japan Railway Co.	5,939	358,825
Eisai Co., Ltd.	8,200	286,927
Fast Retailing Co., Ltd.	200	28,173
Fuji Media Holdings, Inc.	7	8,917
Fuji Photo Film Co., Ltd.	7,200	239,085
Fujitsu Ltd.	104,000	731,721
Fukuoka Financial Group, Inc.	454	1,819
The Gunma Bank Ltd.	2,000	10,474
Hakuhodo DY Holdings, Inc.	1,070	51,760
Hirose Electric Co., Ltd.	900	90,874
The Hiroshima Bank Ltd.	7,000	28,555
Hitachi Chemical Co., Ltd.	1,400	26,171
Hitachi Construction Machinery Co., Ltd.	1,500	32,470
Hitachi High-Technologies Corp.	4,300	79,491
Hitachi Ltd.	67,000	293,265
Hitachi Metals Ltd.	474	5,584
Hokuhoku Financial Group, Inc.	28,000	51,387
Hokuriku Electric Power	502	11,464
Honda Motor Co., Ltd.	39,200	1,394,898
Hoya Corp.	7,800	190,487
IHI Corp.	19,000	36,394
Inpex Corp.	47	221,093
Isetan Mitsukoshi Holdings Ltd.	100	1,038
Itochu Corp.	22,000	201,364
The Iyo Bank Ltd.	4,000	32,463
JFE Holdings, Inc.	19,345	591,844
JGC Corp.	18,000	313,512
JS Group Corp.	100	1,960
JSR Corp.	7,900	134,786
JTEKT Corp.	2,500	23,071
JX Holdings, Inc.	18,490	107,291
Japan Prime Realty Investment Corp.	25	55,070
Japan Real Estate Investment Corp.	12	109,139
Japan Retail Fund Investment Corp.	1	1,410

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
KDDI Corp.	46	$219,911
Kamigumi Co., Ltd.	4,000	29,705
Kaneka Corp.	4,000	24,060
The Kansai Electric Power Co., Inc.	30,600	743,284
Kao Corp.	5,000	121,970
Kawasaki Heavy Industries Ltd.	2,000	5,683
Kawasaki Kisen Kaisha Ltd.	28,000	105,178
Kikkoman Corp.	6,000	66,392
Kinden Corp.	2,000	18,124
Kirin Holdings Co., Ltd.	5,000	71,179
Kobe Steel Ltd.	32,000	75,071
Komatsu Ltd.	15,600	362,918
Konami Corp.	1,400	24,716
Konica Minolta Holdings, Inc.	7,000	68,611
Kubota Corp.	21,000	192,605
Kuraray Co., Ltd.	16,000	202,479
Kyowa Hakko Kirin Co., Ltd.	5,000	49,604
Kyushu Electric Power Co., Inc.	100	2,284
Makita Corp.	1,700	54,018
Marubeni Corp.	33,000	186,596
Marui Group Co., Ltd.	3,800	28,431
Matsui Securities Co., Ltd.	1,400	7,840
McDonald’s Holdings Co. Japan Ltd.	1	24
Medipal Holdings Corp.	100	1,270
Minebea Co., Ltd.	5,000	25,776
Mitsubishi Chemical Holdings Corp.	22,000	111,859
Mitsubishi Corp.	18,000	427,664
Mitsubishi Electric Corp.	17,000	146,480
Mitsubishi Heavy Industries Ltd.	24,000	88,628
Mitsubishi Materials Corp. (a)	100	288
Mitsubishi Motors Corp. (a)	1,006	1,317
Mitsubishi UFJ Financial Group, Inc.	303,912	1,411,033
Mitsui & Co., Ltd.	20,303	301,884
Mitsui Mining & Smelting Co., Ltd.	14,000	40,123
Mitsui OSK Lines Ltd.	16,000	100,668
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,850	272,682
Mitsumi Electric Co., Ltd.	400	6,130
Mizuho Financial Group, Inc.	619,141	898,105
Murata Manufacturing Co., Ltd.	1,100	58,165
NEC Corp.	38,000	101,044
NGK Insulators Ltd.	1,000	16,661
NHK Spring Co., Ltd.	2,000	16,572
NKSJ Holdings, Inc. (a)	5,707	35,759
NSK Ltd.	7,000	47,490
NTT Data Corp.	18	56,901
NTT DoCoMo, Inc.	240	400,835
Namco Bandai Holdings, Inc.	3,400	31,510
Nikon Corp.	3,000	55,646
Nintendo Co., Ltd.	3,200	802,601
Nippon Building Fund, Inc.	5	43,821
Nippon Express Co., Ltd.	10,000	38,103
Nippon Paper Group, Inc.	1,464	36,685
Nippon Steel Corp.	75,000	255,380
Nippon Telegraph & Telephone Corp.	1	44
Nippon Yusen Kabushiki Kaisha	46,000	188,557
The Nishi-Nippon City Bank Ltd.	38,000	108,699
Nissan Motor Co., Ltd.	35,800	313,516
Nomura Real Estate Office Fund, Inc.	3	16,645

Common Stocks	Shares	Value

Japan (continued)
Nomura Research Institute Ltd.	5,400	$101,491
ORIX Corp.	1,560	119,399
Obayashi Corp.	1,000	3,992
Olympus Corp.	2,800	73,427
Oracle Corp. Japan	100	4,768
Osaka Gas Co., Ltd.	13,000	46,886
Panasonic Corp.	36,000	488,926
Resona Holdings, Inc.	1	9
Rohm Co., Ltd.	1,500	92,897
Sankyo Co., Ltd.	800	42,372
Santen Pharmaceutical Co., Ltd.	1,100	38,083
Sapporo Holdings Ltd.	13,000	61,095
Secom Co., Ltd.	3,500	158,079
Seiko Epson Corp.	1,700	25,821
Sekisui House Ltd.	3,000	26,999
Senshu Ikeda Holdings, Inc.	9,354	14,062
Seven & I Holdings Co., Ltd.	36	844
Seven Bank Ltd.	9	16,138
Shikoku Electric Power Co., Inc.	7,600	218,274
Shimadzu Corp.	4,000	30,768
Shimamura Co., Ltd.	300	27,894
Shimizu Corp.	10,000	37,139
Shinko Securities Co., Ltd.	8,000	18,297
Shiseido Co., Ltd.	6,100	137,037
Showa Denko KK	1,000	1,921
Showa Shell Sekiyu KK	14,700	112,441
Softbank Corp.	38,200	1,249,923
Sojitz Corp.	16,000	28,764
Sony Corp.	18,300	564,951
Square Enix Holdings Co., Ltd.	3	67
Stanley Electric Co., Ltd.	2,000	31,921
Sumitomo Chemical Co., Ltd.	1,000	4,390
Sumitomo Corp.	16,300	210,191
Sumitomo Electric Industries Ltd.	4,100	50,004
Sumitomo Metal Industries Ltd.	122,300	309,147
Sumitomo Metal Mining Co., Ltd.	13,000	198,926
Sumitomo Mitsui Financial Group, Inc.	22,484	655,226
Sumitomo Realty & Development Co., Ltd.	3,000	62,093
Sumitomo Rubber Industries Ltd.	2,300	22,498
The Sumitomo Trust & Banking Co., Ltd.	31,000	155,336
Suruga Bank Ltd.	9,000	79,429
Suzuken Co., Ltd.	3,300	109,383
Suzuki Motor Corp.	1,300	27,401
T&D Holdings, Inc.	50	1,044
Taiheiyo Cement Corp. (a)	1,000	1,175
Takeda Pharmaceutical Co., Ltd.	19,900	914,859
Terumo Corp.	2,600	138,030
Tobu Railway Co., Ltd.	12,000	69,271
Tohoku Electric Power Co., Inc.	100	2,214
Tokio Marine Holdings, Inc.	13,533	365,020
Tokuyama Corp.	100,000	508,536
The Tokyo Electric Power Co., Inc.	3,100	75,716
Tokyo Electron Ltd.	1,000	50,179
Tokyo Gas Co., Ltd.	38,000	172,824
Tokyo Steel Manufacturing Co., Ltd.	1,600	18,866

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Tokyo Tatemono Co., Ltd.	4,000	$15,353
Tokyu Corp.	32,000	141,500
TonenGeneral Sekiyu KK	41,000	380,026
Toppan Printing Co., Ltd.	8,000	62,637
Toray Industries, Inc.	133,000	741,298
Toshiba Corp.	76,000	367,537
Tosoh Corp.	1,000	2,700
Toyo Seikan Kaisha Ltd.	2,100	37,773
Toyo Suisan Kaisha Ltd.	1,000	20,613
Toyoda Gosei Co., Ltd.	900	19,908
Toyota Boshoku Corp.	100	1,668
Toyota Motor Corp.	43,400	1,555,486
Trend Micro, Inc.	1,500	44,925
Tsumura & Co.	900	28,020
UNY Co., Ltd.	3,000	23,756
Ushio, Inc.	1,500	25,207
USS Co., Ltd.	10	748
West Japan Railway Co.	18	64,636
Yahoo! Japan Corp.	415	143,404
Yamada Denki Co., Ltd.	1,210	75,142
Yamaguchi Financial Group, Inc.	48,000	452,643
Yamaha Corp.	2,400	27,866
Yamaha Motor Co., Ltd. (a)	100	1,505
Yamato Transport Co., Ltd.	3,475	42,138
The Yasuda Trust & Banking Co., Ltd. (a)	66,000	55,365

		31,707,427

Kazakhstan — 0.1%
Eurasian Natural Resources Corp.	15,157	218,991

Luxembourg — 0.0%
Tenaris SA	1,462	28,128

Netherlands — 2.5%
ASML Holding NV	2,766	82,346
Aegon NV (a)	20,552	123,375
Heineken Holding NV	1,710	74,929
Heineken NV	1,270	65,878
ING Groep NV CVA (a)	42,591	441,696
Koninklijke Ahold NV	60,087	810,984
Koninklijke Boskalis Westminster NV	470	19,757
Koninklijke DSM NV	2,126	109,099
Koninklijke KPN NV	15,554	240,990
Koninklijke Philips Electronics NV	11,800	371,287
Randstad Holdings NV	1,527	69,379
STMicroelectronics NV	26,529	203,004
TNT NV	6,143	165,321
Unilever NV	41,175	1,233,027

		4,011,072

New Zealand — 0.3%
Auckland International Airport Ltd.	44	66
Fletcher Building Ltd.	26,732	158,063
Sky City Ltd.	1	2
Telecom Corp. of New Zealand Ltd.	219,241	326,326

		484,457

Norway — 0.9%
Aker Solutions ASA	2,475	35,954
DnB NOR ASA	10,970	149,747
Statoil ASA	28,174	589,690
Telenor ASA	41,900	658,097

Common Stocks	Shares	Value

Norway (concluded)
Yara International ASA	725	$32,950

		1,466,438

Portugal — 0.4%
Banco Espirito Santo SA, Registered Shares	1	5
Galp Energia SGPS SA	973	16,830
Portugal Telecom SGPS SA, Registered Shares	51,290	682,288

		699,123

Singapore — 1.5%
CapitaLand Ltd.	8,500	26,232
CapitaMalls Asia Ltd.	21,082	34,643
City Developments Ltd.	20,000	193,800
Cosco Corp. (Singapore) Ltd.	1,000	1,346
Fraser and Neave Ltd.	15,000	74,100
Jardine Cycle & Carriage Ltd.	2,000	59,830
Keppel Corp. Ltd.	101,000	689,501
Keppel Land Ltd.	9,000	27,722
Neptune Orient Lines Ltd.	343,000	516,323
Oversea-Chinese Banking Corp.	23,134	155,534
Sembcorp Marine Ltd.	1,000	2,988
Singapore Airlines Ltd.	466	5,785
Singapore Technologies Engineering Ltd.	30,000	76,590
Singapore Telecommunications Ltd.	97,726	233,231
UOL Group Ltd.	7,000	24,625
Wilmar International Ltd.	40,000	182,417

		2,304,667

Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	15,819	790,453
Acerinox SA	3,630	64,694
Banco Bilbao Vizcaya Argentaria SA	43,104	583,290
Banco de Sabadell SA	1,288	6,454
Banco Popular Espanol SA	12,928	82,165
Banco Santander SA	122,197	1,550,959
Bankinter SA	1	7
Corp. Mapfre SA	42,011	128,085
Criteria Caixacorp. SA	32,568	171,245
Ferrovial SA	208	1,951
Fomento de Construcciones y Contratas SA	1,029	28,465
Gestevision Telecinco SA	1,429	15,735
Iberdrola Renovables	1	3
Iberdrola SA	66,156	510,136
Iberia Lineas Aereas de Espana	1	4
Inditex SA	12,434	988,453
Repsol YPF SA	19,047	491,018
Telefonica SA	15,005	372,441

		5,785,558

Sweden — 3.2%
Assa Abloy AB, Series B	4,400	111,208
Atlas Copco AB, Class A	3,112	60,188
Atlas Copco AB, Class B	5,472	96,582
Electrolux AB	3,281	80,890
Hexagon AB	2,550	54,789
Investor AB	1,000	20,360

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Sweden (concluded)
Kinnevik Investment AB	3,360	$71,288
Millicom International Cellular SA - ADR	1,178	112,485
Modern Times Group AB	676	50,525
Nordea Bank AB	34,444	359,881
Ratos AB	1,572	54,414
SKB AB	5,558	128,192
SSAB AB, Series A	35,487	566,699
SSAB AB, Series B	6,902	97,033
Sandvik AB	25,488	391,349
Scania AB	15,233	337,049
Skandinaviska Enskilda Banken AB, Class A	15,998	119,094
Skanska AB, Class B	5,484	100,682
Svenska Cellulosa AB	249	3,795
Svenska Handelsbanken, Class A	5,010	164,618
Swedbank AB, A Shares	5,863	81,617
Swedish Match AB	69	1,843
Tele2 AB	33,300	698,682
Telefonaktiebolaget LM Ericsson	38,022	416,985
TeliaSonera AB	5	41
Volvo AB, B Shares	57,418	846,081

		5,026,370

Switzerland — 7.6%
ABB Ltd.	29,082	614,066
Actelion Ltd. (a)	9	360
Adecco SA, Registered Shares	5,320	278,124
Baloise Holding AG	5	451
Compagnie Financiere Richemont SA	8,024	387,149
Credit Suisse Group AG	19,524	831,786
GAM Holdings Ltd.	1,917	29,122
Geberit AG	808	143,971
Givaudan SA	174	178,065
Holcim Ltd.	2,393	153,773
Kuehne & Nagel International AG	15	1,803
Nestle SA, Registered Shares	55,655	2,966,825
Nobel Biocare Holding AG	3,528	63,433
Novartis AG, Registered Shares	28,175	1,621,695
Pargesa Holding SA	1,304	95,249
Roche Holding AG	11,248	1,536,837
Schindler Holding AG	477	51,206
Sika AG	32	59,078
Sonova Holding AG	420	51,344
Straumann Holding AG, Registered Shares	2,053	458,261
The Swatch Group Ltd., Bearer Shares	478	180,063
The Swatch Group Ltd., Registered Shares	744	51,498
Swiss Life Holding	309	35,208
Swiss Reinsurance Co., Registered Shares	3,031	132,957
Synthes, Inc.	125	14,468
UBS AG	55,784	949,763
Zurich Financial Services AG	4,711	1,104,400

		11,990,955

United Kingdom — 20.2%
ARM Holdings Plc	18,666	116,121
Admiral Group Plc	1,180	30,923
Aggreko Plc	3,684	90,999

Common Stocks	Shares	Value

United Kingdom (continued)
Amec Plc	92	$1,426
Anglo American Plc	3,477	138,017
Associated British Foods Plc	97	1,599
AstraZeneca Plc	32,437	1,646,512
Aviva Plc	36,790	230,617
BAE Systems Plc	40,408	217,597
BHP Billiton Plc	32,652	1,041,349
BP Plc	291,580	1,995,004
BT Group Plc	349,981	768,982
Balfour Beatty Plc	16,677	70,186
Barclays Plc	37,785	177,600
British Airways Plc (a)	1	4
British American Tobacco Plc	14,646	546,964
British Land Co. Plc	400	2,925
British Sky Broadcasting Plc	21,432	238,179
Burberry Group Plc	48,225	789,308
Cable & Wireless Communications Plc	357,118	319,028
Cable & Wireless Worldwide	1	1
Capital & Counties Properties Plc (a)	80,062	165,009
Capital Shopping Centers Group Plc	2,339	13,522
Centrica Plc	48,455	246,330
Cobham Plc	15,641	56,804
Compass Group Plc	38,185	318,607
Diageo Plc	29,510	507,881
Drax Group Plc	963	5,802
EnQuest Plc (a)	172,991	315,648
Experian Group Ltd.	76,882	837,924
Firstgroup Plc	27,972	159,528
GlaxoSmithKline Plc	19,093	376,606
Group 4 Securicor Plc	37,694	151,079
HSBC Holdings Plc	257,859	2,608,484
Hammerson Plc	10,122	62,748
Home Retail Group	12,764	41,359
Imperial Tobacco Group Plc	7	209
Intercontinental Hotels Group Plc	68	1,214
International Power Plc	115,999	706,663
Intertek Group Plc	2,300	66,250
Invensys Plc	143,703	674,718
Investec Plc	38,496	307,660
J Sainsbury Plc	1	6
Johnson Matthey Plc	803	22,230
Kazakhmys Plc	29,850	680,959
Kingfisher Plc	33,035	121,733
Legal & General Group Plc	84,501	137,444
Lloyds TSB Group Plc (a)	2	2
Man Group Plc	1	3
Marks & Spencer Group Plc	7,963	48,640
National Grid Plc	67,812	575,196
Next Plc	16,672	581,195
Old Mutual Plc	7,564	16,508
Pearson Plc	4,616	71,580
Petrofac Ltd.	4,069	87,735
Reckitt Benckiser Plc	7,777	428,336
Rexam Plc	133,574	645,121
Rio Tinto Plc, Registered Shares	21,169	1,240,149
Rolls-Royce Group Plc	43,539	413,505
Royal & Sun Alliance Insurance Group	288,697	593,205
Royal Bank of Scotland Group Plc (a)	1	1
Royal Dutch Shell Plc	50,508	1,522,043
Royal Dutch Shell Plc, Class B	37,570	1,097,621

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
SABMiller Plc	16,226	$519,452
Schroders Plc	1,763	39,862
Scottish & Southern Energy Plc	21,962	385,969
Sego Plc	10,448	44,889
Serco Group Plc	64,352	622,043
Severn Trent Plc	30,743	632,722
Shire Ltd.	3,568	80,324
Smith & Nephew Plc	76,085	693,779
Smiths Group Plc	5,428	104,112
Standard Chartered Plc	35,217	1,011,235
Standard Life Plc	1	4
TUI Travel Plc	57,768	194,593
TalkTalk Telecom Group Plc (a)	117,371	269,799
Tesco Plc	1	7
Tullow Oil Plc	14,645	293,164
Unilever Plc	21,890	633,568
United Utilities Group Plc	1,687	15,184
Vedanta Resources Plc	8,977	305,576
Vodafone Group Plc	317,785	784,086
WPP Plc	8,126	90,097
Wolseley Plc (a)	23,087	580,458
Xstrata Plc	18,214	348,894

		31,980,415

Total Common Stocks – 94.7%		150,047,623

Corporate Bonds		Par (000)

Japan — 0.1%
Mitsubishi Corp., 0.85%, 6/17/11 (b)(c)	JPY	5,000	99,173

Total Corporate Bonds – 0.1%			99,173

Investment Companies	Shares

United States — 1.0%
iShares MSCI EAFE Index Fund (d)(e)	27,052	1,485,696

Total Investment Companies – 1.0%		1,485,696

Rights	Shares	Value

France — 0.0%
Cie Generale des Etablissements Michelin (Expires 10/13/10)	155	$433

Germany — 0.0%
Deutsche Bank AG (Expires 10/05/10)	8,878	42,965

Total Rights – 0.0%		43,398

Warrants (f)

France — 0.0%
Fonciere Des Regions (Expires 12/31/10)	287	387

Italy — 0.0%
Mediobanca SpA (Expires 3/18/11)	783	26
Unione Di Banche Italiane ScpA (Expires 6/30/11)	3,377	42

		68

Total Warrants – 0.0%		455

Total Long-Term Investments (Cost – $130,598,536) – 95.8%		151,676,345

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.23% (d)(g)	1,746,615	1,746,615

Total Short-Term Securities (Cost – $1,746,615) – 1.1%		1,746,615

Total Investments (Cost – $132,345,151*) – 96.9%		153,422,960
Other Assets Less Liabilities – 3.1%		4,970,717

Net Assets – 100.0%		$158,393,677

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$142,632,354

Gross unrealized appreciation	$15,563,424
Gross unrealized depreciation	(4,772,818)

Net unrealized appreciation	$10,790,606

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	3,052,766	—	(1,306,151)[1]	1,746,615	$1,746,615	—	$2,388
iShares MSCI EAFE Index Fund	26,540	512	—	27,052	$1,485,696	—	$36,335

[1] Represents net shares sold.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g)	Represents the current yield as of report date.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	Master Enhanced International Series

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

EUR	935,000	USD	1,177,352	UBS AG	10/14/10	$97,168
GBP	545,000	USD	819,119	UBS AG	10/14/10	36,933

						$134,101

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

3	Amsterdam Index Futures	Amsterdam	October 2010	$276,228	$(2,828)
2	Hang Seng Index Futures	Hong Kong	October 2010	$288,199	(424)
17	OMXS30 Index Futures	Stockholm	October 2010	$271,904	2,188
3	CAC40 10 Euro Futures	Matif (Paris)	December 2010	$153,566	(2,634)
19	DJ Euro Stoxx 50 Futures	Eurex	December 2010	$723,365	(14,174)
2	Dax Index 25 Futures	Eurex	December 2010	$427,900	(2,497)
15	FTSE 100 Index Futures	LIFFE	December 2010	$1,304,947	(2,008)
2	S&P MIB Index Futures	Borsa	December 2010	$284,380	(6,263)
6	SPI 200 Futures	Sydney	December 2010	$673,138	(6,220)
17	Topix Index Futures	Tokyo	December 2010	$1,691,033	(7,935)

Total					$(42,795)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	$2,575	$12,265,391	—	$12,267,966
Austria	—	322,203	—	322,203
Belgium	—	1,830,711	—	1,830,711
Bermuda	—	14,275	—	14,275
Cayman Islands	—	23,045	—	23,045
Denmark	—	1,594,836	—	1,594,836
Finland	—	1,981,964	—	1,981,964
France	160,148	14,548,099	—	14,708,247
Germany	—	11,319,136	—	11,319,136
Greece	—	776,308	—	776,308
Hong Kong	—	4,357,014	—	4,357,014
Ireland	—	507,771	—	507,771
Israel	—	940,508	—	940,508

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Master Enhanced International Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments (concluded):
Common Stocks (concluded):
Italy	$1,573	$3,698,465	—	$3,700,038
Japan	—	31,707,427	—	31,707,427
Kazakhstan	—	218,991	—	218,991
Luxembourg	—	28,128	—	28,128
Netherlands	—	4,011,072	—	4,011,072
New Zealand	—	484,457	—	484,457
Norway	—	1,466,438	—	1,466,438
Portugal	—	699,123	—	699,123
Singapore	—	2,304,667	—	2,304,667
Spain	—	5,785,558	—	5,785,558
Sweden	—	5,026,370	—	5,026,370
Switzerland	—	11,990,955	—	11,990,955
United Kingdom	165,009	31,815,406	—	31,980,415
Corporate Bonds:
Japan	—	99,173	—	99,173
Investment Companies:
United States	1,485,696	—	—	1,485,696
Rights:
France	—	433	—	433
Germany	42,965	—	—	42,965
Warrants:
France	387	—	—	387
Italy	26	42	—	68
Short-Term Securities	1,746,615	—	—	1,746,615

Total	$3,604,994	$149,817,966	—	$153,422,960

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$134,101	—	$134,101
Equity contracts	$2,188	—	—	2,188
Liabilities:
Equity contracts	(44,983)	—	—	(44,983)

Total	$(42,795)	$134,101	—	$91,306

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	9

Schedule of Investments September 30, 2010 (Unaudited)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.1%
General Dynamics Corp.	30,600	$1,921,986
Honeywell International, Inc.	45,520	2,000,149
ITT Corp.	25,600	1,198,848
L-3 Communications Holdings, Inc.	11,300	816,651
Lockheed Martin Corp.	69,600	4,961,088
Northrop Grumman Corp.	46,900	2,843,547
Precision Castparts Corp.	5,420	690,237
Raytheon Co.	108,350	4,952,678
Rockwell Collins, Inc.	29,730	1,731,773
United Technologies Corp.	88,225	6,284,267

		27,401,224

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	13,000	908,960
Expeditors International Washington, Inc.	28,600	1,322,178
United Parcel Service, Inc., Class B	14,570	971,673

		3,202,811

Airlines — 0.4%
Southwest Airlines Co.	270,600	3,536,742

Auto Components — 0.1%
Johnson Controls, Inc.	38,600	1,177,300

Automobiles — 0.6%
Ford Motor Co. (a)	199,898	2,446,751
Harley-Davidson, Inc.	88,200	2,508,408

		4,955,159

Beverages — 2.3%
The Coca-Cola Co.	182,560	10,683,411
Coca-Cola Enterprises, Inc.	10,800	334,800
Dr. Pepper Snapple Group, Inc.	34,700	1,232,544
Molson Coors Brewing Co., Class B	24	1,133
PepsiCo, Inc.	121,750	8,089,070

		20,340,958

Biotechnology — 0.9%
Amgen, Inc. (a)(b)	138,460	7,630,531
Biogen Idec, Inc. (a)	10	561
Celgene Corp. (a)	4	230

		7,631,322

Capital Markets — 2.4%
The Bank of New York Mellon Corp.	34	888
The Charles Schwab Corp.	48,200	669,980
Franklin Resources, Inc.	45,650	4,879,985
The Goldman Sachs Group, Inc.	55,360	8,003,949
Invesco Ltd.	36,700	779,141
Legg Mason, Inc.	12,900	390,999
Morgan Stanley	96,900	2,391,492
Northern Trust Corp.	7,300	352,152

Common Stocks	Shares	Value

Capital Markets (concluded)
State Street Corp.	28	$1,054
T. Rowe Price Group, Inc.	84,500	4,230,493

		21,700,133

Chemicals — 1.8%
Air Products & Chemicals, Inc.	17,600	1,457,632
Airgas, Inc.	6,600	448,470
E.I. du Pont de Nemours & Co.	66,502	2,967,319
Eastman Chemical Co.	44,800	3,315,200
Ecolab, Inc.	70,000	3,551,800
International Flavors & Fragrances, Inc.	3,954	191,848
Monsanto Co.	26,450	1,267,749
Potash Corp. of Saskatchewan, Inc.	100	14,404
Praxair, Inc.	24,000	2,166,240
The Sherwin-Williams Co.	2,800	210,392

		15,591,054

Commercial Banks — 2.3%
BB&T Corp.	61,325	1,476,706
Banco Santander Central Hispano SA - ADR	30	380
Comerica, Inc.	13,800	512,670
Fifth Third Bancorp	62,400	750,672
First Horizon National Corp. (a)	19	220
Huntington Bancshares, Inc.	56,200	318,654
KeyCorp	68,900	548,444
M&T Bank Corp.	1,248	102,099
Marshall & Ilsley Corp.	41,300	290,752
The PNC Financial Services Group, Inc. (c)	15,798	820,074
Regions Financial Corp.	44,000	319,880
Royal Bank of Canada	5	261
SunTrust Banks, Inc.	39,200	1,012,536
U.S. Bancorp	173,754	3,756,561
Wells Fargo & Co.	407,332	10,236,253

		20,146,162

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	8,700	322,944
Pitney Bowes, Inc.	15,000	320,700
R.R. Donnelley & Sons Co.	89,100	1,511,136
Republic Services, Inc., Class A	45	1,372
Waste Management, Inc.	54,500	1,947,830

		4,103,982

Communications Equipment — 2.2%
ADC Telecommunications, Inc. (a)	69,437	879,767
Cisco Systems, Inc. (a)	465,041	10,184,398
JDS Uniphase Corp. (a)	117,300	1,453,347

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment (concluded)
Juniper Networks, Inc. (a)	28,900	$877,115
QUALCOMM, Inc.	139,700	6,303,264

		19,697,891

Computers & Peripherals — 4.7%
Apple, Inc. (a)	72,213	20,490,439
EMC Corp. (a)	154,323	3,134,300
Hewlett-Packard Co.	261,730	11,010,981
Lexmark International, Inc., Class A (a)	6,200	276,644
NetApp, Inc. (a)	74,400	3,704,376
SanDisk Corp. (a)	18,100	663,365
Western Digital Corp. (a)	88,500	2,512,515

		41,792,620

Construction & Engineering — 0.0%
Fluor Corp.	5,500	272,415
Jacobs Engineering Group, Inc. (a)	300	11,610

		284,025

Consumer Finance — 1.1%
American Express Co.	72,570	3,050,117
AmeriCredit Corp. (a)	98,114	2,399,869
Capital One Financial Corp.	87,044	3,442,590
Discover Financial Services, Inc.	34,371	573,308

		9,465,884

Containers & Packaging — 0.3%
Bemis Co.	36,100	1,146,175
Pactiv Corp. (a)	45,872	1,512,859
Sealed Air Corp.	12,800	287,744

		2,946,778

Distributors — 0.1%
Genuine Parts Co.	25,400	1,132,586

Diversified Financial Services — 3.9%
Bank of America Corp. (b)	787,614	10,325,620
Citigroup, Inc. (a)	1,875,690	7,315,191
JPMorgan Chase & Co.	384,163	14,625,085
NYSE Euronext	85,900	2,454,163

		34,720,059

Diversified Telecommunication Services — 2.9%
AT&T Inc. (b)	475,735	13,606,021
CenturyTel, Inc.	9,154	361,217
Frontier Communications Corp.	145,872	1,191,773
Qwest Communications International, Inc.	416,990	2,614,527
Verizon Communications, Inc.	214,870	7,002,613
Windstream Corp.	77,284	949,821

		25,725,972

Electric Utilities — 1.2%
American Electric Power Co., Inc.	22,500	815,175
Duke Energy Corp.	43	762
Edison International	11,000	378,290
Entergy Corp.	9,600	734,688
Exelon Corp.	53,664	2,285,013
FirstEnergy Corp.	112,100	4,320,334
PPL Corp.	31,600	860,468

Common Stocks	Shares	Value

Electric Utilities (concluded)
The Southern Co.	42,425	$1,579,907

		10,974,637

Electrical Equipment — 1.0%
Babcock & Wilcox Co (a)	77,894	1,657,584
Emerson Electric Co.	59,950	3,156,967
Rockwell Automation, Inc.	59,000	3,642,070

		8,456,621

Electronic Equipment, Instruments & Components — 0.0%
Jabil Circuit, Inc.	22,240	320,478

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	28,046	1,194,760
Cameron International Corp. (a)	3,675	157,878
FMC Technologies, Inc. (a)	3,600	245,844
Halliburton Co.	30,850	1,020,209
Helmerich & Payne, Inc.	30,100	1,217,846
Nabors Industries Ltd. (a)	22,403	404,598
National Oilwell Varco, Inc.	15,000	667,050
Precision Drilling Corp. (a)	36	247
Schlumberger Ltd.	102,756	6,330,797

		11,239,229

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	92,500	2,910,975
Costco Wholesale Corp.	73,400	4,733,566
The Kroger Co.	38,800	840,408
SUPERVALU, Inc.	13	150
SYSCO Corp.	58,545	1,669,703
Safeway, Inc.	166,500	3,523,140
Wal-Mart Stores, Inc.	156,675	8,385,246
Walgreen Co.	79,090	2,649,515
Whole Foods Market, Inc. (a)	64,400	2,389,884

		27,102,587

Food Products — 2.4%
Archer-Daniels-Midland Co.	67,800	2,164,176
Campbell Soup Co.	38	1,358
ConAgra Foods, Inc.	38,180	837,669
Dean Foods Co. (a)	180,200	1,839,842
General Mills, Inc.	23,840	871,114
The Hershey Co.	83,700	3,983,283
Kellogg Co.	8,000	404,080
Kraft Foods, Inc.	124,938	3,855,587
Mead Johnson Nutrition Co.	63,793	3,630,460
Sara Lee Corp.	251,000	3,370,930
Tyson Foods, Inc., Class A	24,000	384,480

		21,342,979

Gas Utilities — 0.7%
Nicor, Inc.	79,700	3,651,854
Oneok, Inc.	53,900	2,427,656

		6,079,510

Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	60,060	2,865,463
Becton Dickinson & Co.	7,930	587,613
C.R. Bard, Inc.	8,050	655,511
CareFusion Corp. (a)	45,437	1,128,655
Hospira, Inc. (a)	61,600	3,511,816
Medtronic, Inc.	119,332	4,007,169

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Supplies (concluded)
St. Jude Medical, Inc. (a)	9,930	$390,646
Stryker Corp.	27,622	1,382,481
Varian Medical Systems, Inc. (a)	2,300	139,150
Zimmer Holdings, Inc. (a)	26,400	1,381,512

		16,050,016

Health Care Providers & Services — 2.4%
Aetna, Inc.	45,200	1,428,772
AmerisourceBergen Corp.	6,500	199,290
Cardinal Health, Inc.	4,845	160,079
Cigna Corp.	21,700	776,426
Coventry Health Care, Inc. (a)	11,600	249,748
DaVita, Inc. (a)	14,050	969,872
Express Scripts, Inc. (a)	33,500	1,631,450
Humana, Inc. (a)	13,400	673,216
McKesson Corp.	29,071	1,796,006
Medco Health Solutions, Inc. (a)	94,632	4,926,542
Psychiatric Solutions, Inc. (a)	13,303	446,316
UnitedHealth Group, Inc.	89,213	3,132,268
WellPoint, Inc. (a)	83,111	4,707,407

		21,097,392

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	20	370
Cerner Corp. (a)	5,572	467,992

		468,362

Hotels, Restaurants & Leisure — 0.9%
Burger King Holdings, Inc.	48,600	1,160,568
Carnival Corp.	7	267
International Game Technology	2,200	31,790
Marriott International, Inc., Class A	3	108
McDonald’s Corp.	13,382	997,093
Starbucks Corp.	181,600	4,645,328
Starwood Hotels & Resorts Worldwide, Inc.	14,900	782,995
Wyndham Worldwide Corp.	14,120	387,876
Wynn Resorts Ltd.	1,700	147,509

		8,153,534

Household Durables — 0.5%
D.R. Horton, Inc.	21,700	241,304
Fortune Brands, Inc.	3,100	152,613
Harman International Industries,
Inc. (a)	5,500	183,755
Leggett & Platt, Inc.	128,200	2,917,832
Lennar Corp., Class A	12,800	196,864
Pulte Group, Inc. (a)	24,800	217,248
Stanley Black & Decker, Inc.	2,250	137,880
Whirlpool Corp.	5,900	477,664

		4,525,160

Household Products — 1.8%
Colgate-Palmolive Co.	9,990	767,831
Kimberly-Clark Corp.	18,950	1,232,698
The Procter & Gamble Co.	233,985	14,032,080

		16,032,609

Common Stocks	Shares	Value

IT Services — 3.0%
Cognizant Technology Solutions Corp. (a)	61,183	$3,944,468
Computer Sciences Corp.	31,100	1,430,600
Fidelity National Information Services, Inc.	4	109
Fiserv, Inc. (a)	8,670	466,619
Hewitt Associates, Inc., Class A (a)	15,400	776,622
International Business Machines Corp.	100,317	13,456,522
SAIC, Inc. (a)	191,770	3,064,485
Teradata Corp. (a)	75,006	2,892,231
Total System Services, Inc.	15,500	236,220
Visa, Inc., Class A	3,870	287,386

		26,555,262

Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.	59,320	1,912,477
NRG Energy, Inc. (a)	3,022	62,918

		1,975,395

Industrial Conglomerates — 2.2%
3M Co.	62,455	5,415,473
General Electric Co.	839,100	13,635,375
Textron, Inc.	21,500	442,040

		19,492,888

Insurance — 4.0%
ACE Ltd.	27,860	1,622,845
Aflac, Inc.	96,000	4,964,160
The Allstate Corp.	9,800	309,190
American International Group,
Inc. (a)	48	1,877
Aon Corp.	26,045	1,018,620
Assurant, Inc.	8,800	358,160
Berkshire Hathaway, Inc. (a)	143,950	11,901,786
Chubb Corp.	6,050	344,789
First American Financial Corp.	60,421	902,690
Genworth Financial, Inc.,
Class A (a)	38,400	469,248
Hartford Financial Services Group, Inc.	34,900	800,955
Lincoln National Corp.	23,700	566,904
Loews Corp.	14,236	539,544
Marsh & McLennan Cos., Inc.	76,600	1,847,592
MetLife, Inc.	57,400	2,207,030
Principal Financial Group, Inc.	12,200	316,224
The Progressive Corp.	54,600	1,139,502
Prudential Financial, Inc.	36,600	1,982,988
Torchmark Corp.	6,500	345,410
The Travelers Cos., Inc.	61,129	3,184,821
UnumProvident Corp.	26,100	578,115
XL Group Plc	27,200	589,152

		35,991,602

Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	29,710	4,666,253
Expedia, Inc.	800	22,568

		4,688,821

Internet Software & Services — 1.6%
AOL, Inc. (a)	34,277	848,356

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Internet Software & Services (concluded)
Akamai Technologies, Inc. (a)	6,200	$311,116
eBay, Inc. (a)	106,605	2,601,162
Google, Inc., Class A (a)	19,951	10,490,036
Yahoo! Inc. (a)	14,580	206,599

		14,457,269

Leisure Equipment & Products — 0.0%
Mattel, Inc.	4,600	107,916

Life Sciences Tools & Services — 0.3%
PerkinElmer, Inc.	9,200	212,888
Thermo Fisher Scientific, Inc. (a)	42,335	2,027,000

		2,239,888

Machinery — 1.6%
Caterpillar, Inc.	81,350	6,400,618
Cummins, Inc.	15,700	1,422,106
Danaher Corp.	55,900	2,270,099
Deere & Co.	12,910	900,860
Dover Corp.	4,500	234,945
Eaton Corp.	10,649	878,436
Illinois Tool Works, Inc.	51,860	2,438,457
PACCAR, Inc.	25	1,204
Parker Hannifin Corp.	53	3,713

		14,550,438

Media — 3.6%
CBS Corp., Class B	29,348	465,459
Comcast Corp., Class A	131,262	2,373,217
Comcast Corp., Special Class A	99,837	1,698,227
DIRECTV, Class A (a)	111,125	4,626,134
Discovery Communications, Inc., Class A (a)	20,880	909,324
Discovery Communications, Inc., Class C (a)	2,759	105,366
Gannett Co., Inc.	18,700	228,701
Madison Square Garden, Inc. (a)	115,683	2,438,598
Meredith Corp.	3,000	99,930
The New York Times Co., Class A (a)	9,100	70,434
News Corp., Class A	179,650	2,346,229
Omnicom Group, Inc.	3,836	151,445
Time Warner Cable, Inc.	32,196	1,738,262
Time Warner, Inc.	190,550	5,840,358
Viacom, Inc., Class B	113,025	4,090,375
Walt Disney Co.	139,307	4,612,455

		31,794,514

Metals & Mining — 1.0%
Alcoa, Inc.	50,300	609,133
Cliffs Natural Resources, Inc.	10,650	680,748
Freeport-McMoRan Copper & Gold, Inc., Class B	39,708	3,390,666
Nucor Corp.	92,800	3,544,960
Titanium Metals Corp. (a)	6,600	131,736
United States Steel Corp.	11,300	495,392

		8,852,635

Multi-Utilities — 1.9%
Ameren Corp.	38,200	1,084,880
Consolidated Edison, Inc.	5,250	253,155
DTE Energy Co.	82,625	3,794,966

Common Stocks	Shares	Value

Multi-Utilities (concluded)
Integrys Energy Group, Inc.	69,400	$3,612,964
NiSource, Inc.	82,515	1,435,761
PG&E Corp.	12,900	585,918
Public Service Enterprise Group, Inc.	42,640	1,410,531
SCANA Corp.	14,700	592,704
TECO Energy, Inc.	217,100	3,760,172

		16,531,051

Multiline Retail — 0.6%
Big Lots, Inc. (a)	6,300	209,475
Family Dollar Stores, Inc.	10,600	468,096
JCPenney Co., Inc.	18,500	502,830
Kohl’s Corp. (a)	14,400	758,592
Macy’s, Inc.	33,100	764,279
Nordstrom, Inc.	13,100	487,320
Target Corp.	43,974	2,349,971

		5,540,563

Office Electronics — 0.1%
Xerox Corp.	124,982	1,293,564

Oil, Gas & Consumable Fuels — 9.1%
Anadarko Petroleum Corp.	90,290	5,151,044
Apache Corp.	21,580	2,109,661
Chesapeake Energy Corp.	39,750	900,337
Chevron Corp.	199,002	16,129,112
ConocoPhillips	161,330	9,265,182
Consol Energy, Inc.	15,000	554,400
Devon Energy Corp.	35,500	2,298,270
EOG Resources, Inc.	19,900	1,850,103
El Paso Corp.	19,500	241,410
Exxon Mobil Corp.	396,783	24,517,222
Hess Corp.	13,575	802,554
Marathon Oil Corp.	65,650	2,173,015
Mariner Energy, Inc. (a)	37,550	909,836
Massey Energy Co.	8,100	251,262
Noble Energy, Inc.	6,500	488,085
Occidental Petroleum Corp.	76,174	5,964,424
Peabody Energy Corp.	11,200	548,912
Pioneer Natural Resources Co.	9,100	591,773
QEP Resources, Inc.	42,799	1,289,962
Spectra Energy Corp.	39,172	883,329
Sunoco, Inc.	9,500	346,750
Tesoro Corp.	11,100	148,296
Valero Energy Corp.	167,423	2,931,577
Williams Cos., Inc.	22,500	429,975

		80,776,491

Paper & Forest Products — 0.3%
International Paper Co.	34,300	746,025
MeadWestvaco Corp.	35,450	864,271
Weyerhaeuser Co.	82,812	1,305,119

		2,915,415

Personal Products — 0.3%
Alberto-Culver Co.	29,104	1,095,766
The Estée Lauder Cos., Inc., Class A	2,400	151,752
NBTY, Inc. (a)	29,086	1,599,148

		2,846,666

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals — 5.0%
Abbott Laboratories	83,700	$4,372,488
Allergan, Inc.	16,112	1,071,931
Bristol-Myers Squibb Co.	111,420	3,020,596
Eli Lilly & Co.	84,060	3,070,712
Forest Laboratories, Inc. (a)	39,100	1,209,363
Johnson & Johnson	240,326	14,890,599
King Pharmaceuticals, Inc. (a)	246,200	2,452,152
Merck & Co, Inc.	95,432	3,512,852
Pfizer, Inc.	633,238	10,872,697

		44,473,390

Professional Services — 0.1%
Equifax, Inc.	17,100	533,520

Real Estate Investment Trusts (REITs) — 0.9%
Apartment Investment & Management Co., Class A	9,145	195,520
AvalonBay Communities, Inc.	1,502	156,103
Boston Properties, Inc.	4,000	332,480
Equity Residential	12,700	604,139
HCP, Inc.	8,350	300,433
Health Care, Inc.	2,912	137,854
Host Marriott Corp.	37,900	548,792
Kimco Realty Corp.	4,601	72,466
ProLogis	37,400	440,572
Public Storage	10,004	970,788
Ventas, Inc.	53,745	2,771,630
Vornado Realty Trust	12,440	1,063,993

		7,594,770

Road & Rail — 0.3%
CSX Corp.	41,100	2,273,652
Norfolk Southern Corp.	9,400	559,394
Ryder System, Inc.	4,200	179,634

		3,012,680

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc. (a)	44,300	314,973
Analog Devices, Inc.	17,900	561,702
Applied Materials, Inc.	75,400	880,672
Broadcom Corp., Class A	34,200	1,210,338
Intel Corp.	509,510	9,797,877
KLA-Tencor Corp.	99,200	3,494,816
Micron Technology, Inc. (a)	67,100	483,791
Novellus Systems, Inc. (a)	7,500	199,350
Teradyne, Inc. (a)	14,100	157,074
Texas Instruments, Inc.	117,900	3,199,806
Xilinx, Inc.	9,380	249,602

		20,550,001

Software — 3.1%
ArcSight, Inc. (a)	16,687	726,886
Autodesk, Inc. (a)	6,600	211,002
BMC Software, Inc. (a)	20,400	825,792
CA, Inc.	56,300	1,189,056
Citrix Systems, Inc. (a)	1,205	82,229
McAfee, Inc. (a)	29,121	1,376,258
Microsoft Corp.	585,922	14,349,230
Oracle Corp.	330,000	8,860,500

		27,620,953

Common Stocks	Shares	Value

Specialty Retail — 2.6%
Bed Bath & Beyond, Inc. (a)	82,567	$3,584,234
Best Buy Co., Inc.	87,600	3,576,708
The Gap, Inc.	20,360	379,510
Home Depot, Inc.	140,350	4,446,288
Limited Brands, Inc.	21,200	567,736
Lowe’s Cos., Inc.	114,000	2,541,060
Office Depot, Inc. (a)	21,500	98,900
Ross Stores, Inc.	58,240	3,181,069
Staples, Inc.	9,500	198,740
TJX Cos., Inc.	95,700	4,271,091
Tiffany & Co.	500	23,495
Urban Outfitters, Inc. (a)	200	6,288

		22,875,119

Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	38,100	3,053,334
Polo Ralph Lauren Corp.	2,064	185,471

		3,238,805

Tobacco — 1.0%
Altria Group, Inc.	33	793
Lorillard, Inc.	4,100	329,271
Philip Morris International, Inc.	150,333	8,421,654

		8,751,718

Trading Companies & Distributors — 0.0%
Fastenal Co.	1,500	79,785

Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A (a)	41,745	2,139,849
Sprint Nextel Corp. (a)	558,700	2,586,781

		4,726,630

Total Common Stocks – 93.6%		831,463,525

Exchange-Traded Funds

SPDR Trust, Series 1	90,199	10,293,510

Total Exchange-Traded Funds – 1.2%		10,293,510

Warrants (d)

Automobiles — 0.1%
Ford Motor Co. (Expires 1/01/13)	281,054	1,205,721

Total Warrants – 0.1%		1,205,721

Total Long-Term Investments (Cost – $718,388,345) – 94.9%		842,962,756

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master Enhanced S&P 500 Series (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.23% (c)(e)	45,984,280	$45,984,280

Total Short-Term Securities (Cost – $45,984,280) – 5.2%		45,984,280

Total Investments (Cost – $764,372,625*) – 100.1%		888,947,036
Liabilities in Excess of Other Assets – (0.1)%		(410,591)

Net Assets – 100.0%		$888,536,445

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$811,717,175

Gross unrealized appreciation	$88,117,296
Gross unrealized depreciation	(10,887,435)

Net unrealized appreciation	$77,229,861

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Held at September 30, 2010	Value at September 30, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	34,580,758	11,403,522	[1]	45,984,280	45,984,280	$55,782
The PNC Financial Services Group, Inc	15,798	—		15,798	820,074	$4,739

1         Represents net shares purchased.

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

199	S&P 500 Index	Chicago Mercantile	December 2010	$54,479,866	$2,070,959

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Schedule of Investments (concluded)	Master Enhanced S&P 500 Series

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$842,962,756	—	—	$842,962,756
Short-Term Securities	45,984,280	—	—	45,984,280

Total	$888,947,036	—	—	$888,947,036

1          See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$2,070,959	—	—	$2,070,959

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.6%
AAR Corp. (a)(b)	31,100	$580,326
American Science & Engineering, Inc.	1,800	132,570
Applied Signal Technology, Inc.	19,700	490,136
Cubic Corp.	16,500	673,200
Curtiss-Wright Corp.	9,200	278,760
Esterline Technologies Corp. (a)	21,000	1,201,830
GenCorp, Inc. (a)	20,100	98,892
Moog, Inc., Class A (a)	11,525	409,253
Orbital Sciences Corp. (a)	26,100	399,330
Teledyne Technologies, Inc. (a)	26,300	1,047,266
Triumph Group, Inc.	400	29,836

		5,341,399

Air Freight & Logistics — 0.4%
HUB Group, Inc., Class A (a)	29,700	869,022

Airlines — 0.5%
Allegiant Travel Co.	6,750	285,660
SkyWest, Inc.	45,600	636,576

		922,236

Auto Components — 0.3%
Drew Industries, Inc. (a)	7,100	148,106
Spartan Motors, Inc.	15,200	70,528
Standard Motor Products, Inc.	8,500	89,505
Superior Industries International, Inc.	10,800	186,624

		494,763

Automobiles — 0.2%
Winnebago Industries, Inc. (a)	33,300	346,986

Biotechnology — 1.0%
Arqule, Inc. (a)	27,200	140,080
Cubist Pharmaceuticals, Inc. (a)	19,430	454,468
Emergent Biosolutions, Inc. (a)	7,600	131,176
Martek Biosciences Corp. (a)	31,200	706,056
Regeneron Pharmaceuticals, Inc. (a)	12,480	341,952
Savient Pharmaceuticals, Inc. (a)	12,450	284,731

		2,058,463

Building Products — 1.3%
A.O. Smith Corp.	18,600	1,076,754
Aaon, Inc.	20	471
Apogee Enterprises, Inc.	29,000	265,350
Gibraltar Industries, Inc. (a)	13,900	124,822
Griffon Corp. (a)	16	195
NCI Building Systems, Inc. (a)	5,200	49,556
Quanex Building Products Corp.	19,875	343,241
Simpson Manufacturing Co., Inc.	16,300	420,214
Universal Forest Products, Inc.	13,000	380,250

		2,660,853

Common Stocks	Shares	Value

Capital Markets — 0.7%
Investment Technology Group, Inc. (a)	30,080	$427,737
Piper Jaffray Cos. (a)	7,600	221,388
SWS Group, Inc.	6,770	48,541
Stifel Financial Corp. (a)	16,900	782,301

		1,479,967

Chemicals — 1.7%
A. Schulman, Inc.	14,700	296,205
American Vanguard Corp.	6,800	42,024
Arch Chemicals, Inc.	12,200	428,098
Calgon Carbon Corp. (a)	27,600	400,200
H.B. Fuller Co.	24,600	488,802
LSB Industries, Inc. (a)	8,200	152,274
OM Group, Inc. (a)	23,300	701,796
Penford Corp. (a)	4,300	19,823
PolyOne Corp. (a)	42,700	516,243
Quaker Chemical Corp.	3,500	113,960
Stepan Co.	3,400	200,974
Zep, Inc.	10,000	174,400

		3,534,799

Commercial Banks — 4.9%
Boston Private Financial Holdings, Inc.	24,600	160,884
City Holding Co.	7,200	220,824
Columbia Banking System, Inc.	14,700	288,855
Community Bank System, Inc.	17,000	391,170
East-West Bancorp, Inc.	68,320	1,112,250
First BanCorp, Puerto Rico (a)	100	28
First Commonwealth Financial Corp.	20,400	111,180
First Financial Bancorp	21,440	357,619
First Financial Bankshares, Inc.	9,600	451,104
First Midwest Bancorp, Inc.	8,100	93,393
Glacier Bancorp, Inc.	28,400	414,640
Hancock Holding Co.	11,900	357,833
Hanmi Financial Corp. (a)	100	128
Independent Bank Corp./MA	9,800	220,696
Nara Bancorp, Inc. (a)	37,000	261,220
National Penn Bancshares, Inc.	12,100	75,625
Old National Bancorp	10,100	106,050
Pinnacle Financial Partners, Inc. (a)	14,900	136,931
PrivateBancorp, Inc.	27,250	310,377
S&T Bancorp, Inc.	10,500	182,910
Signature Bank (a)	18,700	726,308
Simmons First National Corp., Class A	19,400	548,438
The South Financial Group, Inc. (a)	100	28
Sterling Bancorp	4,700	40,843
Sterling Bancshares, Inc.	101,400	544,518
Susquehanna Bancshares, Inc.	56,900	480,236
Tompkins Trustco, Inc.	3,080	122,153

Portfolio Abbreviation

ADR	American Depositary Receipts

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Banks (concluded)
UMB Financial Corp.	14,500	$514,895
Umpqua Holdings Corp.	78,300	887,922
United Community Banks, Inc. (a)	29,800	66,752
Whitney Holding Corp.	8,900	72,713
Wilshire Bancorp, Inc.	45,700	298,878
Wintrust Financial Corp.	12,600	408,366

		9,965,767

Commercial Services & Supplies — 2.6%
ABM Industries, Inc. (b)	4,400	94,996
ATC Technology Corp. (a)(b)	20,450	505,933
Bowne & Co., Inc.	9,292	105,278
Consolidated Graphics, Inc. (a)	11,900	493,255
G&K Services, Inc., Class A	22,200	507,492
The Geo Group, Inc. (a)	20,550	479,843
Healthcare Services Group, Inc.	20,100	458,079
Interface, Inc., Class A	54,600	776,958
Mobile Mini, Inc. (a)	4,700	72,098
SYKES Enterprises, Inc. (a)	28,600	388,388
The Standard Register Co.	20,700	60,444
Tetra Tech, Inc. (a)	14,400	301,968
United Stationers, Inc. (a)	16,500	882,915
Viad Corp.	7,200	139,248

		5,266,895

Communications Equipment — 2.4%
ADC Telecommunications, Inc. (a)	15,586	197,475
Arris Group, Inc. (a)	80,401	785,518
Bel Fuse, Inc.	7,200	149,904
Black Box Corp.	18,500	593,110
Blue Coat Systems, Inc. (a)	17,300	416,238
Comtech Telecommunications Corp. (a)	5,030	137,570
DG FastChannel, Inc. (a)	9,200	200,100
Digi International, Inc. (a)	25,400	241,046
EMS Technologies, Inc. (a)	4,600	85,698
Harmonic, Inc. (a)	31,600	217,408
NETGEAR, Inc. (a)	27,600	745,476
Network Equipment Technologies, Inc. (a)	21,400	73,830
PC-Tel, Inc. (a)	13,000	79,820
Symmetricom, Inc. (a)	65,900	376,948
Tekelec (a)	11,400	147,744
Tollgrade Communications, Inc. (a)	8,100	59,373
Viasat, Inc. (a)	6,280	258,171

		4,765,429

Computers & Peripherals — 0.5%
Avid Technology, Inc. (a)	34,733	455,350
Compellent Technologies, Inc. (a)	9,100	165,438
Hutchinson Technology, Inc. (a)	11,000	38,170
Intermec, Inc. (a)	6,400	78,464
Intevac, Inc. (a)	7,700	77,077
Synaptics, Inc. (a)	6,900	194,166

		1,008,665

Construction & Engineering — 0.9%
Dycom Industries, Inc. (a)	18,890	188,711
EMCOR Group, Inc. (a)	39,800	978,682

Common Stocks	Shares	Value

Construction & Engineering (concluded)
Insituform Technologies, Inc., Class A (a)	30,700	$742,326

		1,909,719

Construction Materials — 0.2%
Eagle Materials, Inc.	13,800	327,060
Texas Industries, Inc.	5,100	160,752

		487,812

Consumer Finance — 1.6%
AmeriCredit Corp. (a)	21,960	537,141
Cash America International, Inc.	22,600	791,000
Ezcorp, Inc. (a)	40,820	818,033
First Cash Financial Services, Inc. (a)	14,000	388,500
Rewards Network, Inc.	6,266	89,917
World Acceptance Corp. (a)	15,700	693,312

		3,317,903

Containers & Packaging — 0.2%
Myers Industries, Inc.	13,040	112,013
Pactiv Corp. (a)	9,361	308,726

		420,739

Distributors — 0.0%
Audiovox Corp., Class A (a)	8,600	58,824

Diversified Consumer Services — 1.0%
American Public Education, Inc. (a)	8,400	276,024
Capella Education Co. (a)	7,480	580,598
Coinstar, Inc. (a)	4,000	171,960
Hillenbrand, Inc.	31,550	678,640
Pre-Paid Legal Services, Inc. (a)	5,800	362,442

		2,069,664

Diversified Financial Services — 0.2%
Interactive Brokers Group, Inc., Class A (a)	20,900	359,689
Portfolio Recovery Associates, Inc. (a)	1,290	83,398

		443,087

Diversified Telecommunication Services — 0.3%
Cbeyond Communications, Inc. (a)	11,000	141,130
Frontier Communications Corp.	26,082	213,090
General Communication, Inc., Class A (a)	24,400	243,268
Neutral Tandem, Inc. (a)	3,330	39,793

		637,281

Electric Utilities — 0.6%
Allete, Inc.	4,500	163,935
El Paso Electric Co. (a)	3,100	73,718
UIL Holdings Corp.	17,400	489,984
Unisource Energy Corp.	16,500	551,595

		1,279,232

Electrical Equipment — 1.6%
Babcock & Wilcox Co (a)	17,806	378,912
Belden, Inc.	9,000	237,420
Brady Corp.	36,200	1,055,954
Encore Wire Corp.	23,700	486,087

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electrical Equipment (concluded)
II-VI, Inc. (a)	21,400	$798,862
Powell Industries, Inc. (a)	3,800	118,256
Vicor Corp.	14,400	210,384

		3,285,875

Electronic Equipment, Instruments & Components — 4.7%
Agilysys, Inc.	9,300	60,450
Anixter International, Inc. (a)	13,700	739,663
Benchmark Electronics, Inc. (a)	46,450	761,780
Brightpoint, Inc. (a)	31,930	223,191
CPI International, Inc. (a)	13,200	184,800
CTS Corp.	41,400	398,268
Checkpoint Systems, Inc. (a)	36,900	750,915
Cogent, Inc. (a)	16,532	175,900
Cognex Corp.	37,800	1,013,796
DTS, Inc. (a)	3,600	137,412
Daktronics, Inc.	12,000	117,840
Electro Scientific Industries, Inc. (a)	12,600	139,986
Faro Technologies, Inc. (a)	6,300	137,403
Gerber Scientific, Inc. (a)	6,000	37,020
Insight Enterprises, Inc. (a)	21,200	331,568
Littelfuse, Inc. (a)	8,800	384,560
LoJack Corp. (a)	3,400	12,988
MTS Systems Corp.	7,800	241,800
Mercury Computer Systems, Inc. (a)	17,300	208,119
Methode Electronics, Inc.	44,800	406,784
Newport Corp. (a)	13,000	147,420
OSI Systems, Inc. (a)	8,920	323,974
Plexus Corp. (a)	20,400	598,740
Radisys Corp. (a)	31,600	297,672
Rogers Corp. (a)	8,500	267,580
SYNNEX Corp. (a)	9,400	264,516
ScanSource, Inc. (a)	20,600	571,444
TTM Technologies, Inc. (a)	42,600	417,054
Technitrol, Inc.	19,000	83,790

		9,436,433

Energy Equipment & Services — 3.3%
Bristow Group, Inc. (a)	17,800	642,224
CARBO Ceramics, Inc.	8,100	656,100
Dril-Quip, Inc. (a)	9,120	566,443
Gulf Island Fabrication, Inc.	8,200	149,240
ION Geophysical Corp. (a)	103,230	530,602
Lufkin Industries, Inc.	22,900	1,005,310
Matrix Service Co. (a)	31,400	274,750
Oil States International, Inc. (a)	32,000	1,489,600
Pioneer Drilling Co. (a)	56,700	361,746
SEACOR Holdings, Inc. (a)	11,200	953,792
Seahawk Drilling, Inc. (a)	5,500	46,530
Tetra Technologies, Inc. (a)	9,150	93,330

		6,769,667

Food & Staples Retailing — 1.2%
The Andersons, Inc.	8,500	322,150
Casey’s General Stores, Inc.	16,463	687,345
Nash Finch Co.	8,000	340,320
Spartan Stores, Inc.	7,200	104,400
United Natural Foods, Inc. (a)	32,200	1,067,108

		2,521,323

Common Stocks	Shares	Value

Food Products — 1.1%
Cal-Maine Foods, Inc.	7,400	$214,452
Calavo Growers, Inc.	5,000	108,400
Darling International, Inc. (a)	34,674	295,422
Diamond Foods, Inc.	6,500	266,435
Hain Celestial Group, Inc. (a)	5,300	127,094
Lance, Inc.	13,500	287,550
Sanderson Farms, Inc.	2,800	121,212
TreeHouse Foods, Inc. (a)	15,700	723,770

		2,144,335

Gas Utilities — 2.3%
The Laclede Group, Inc.	10,200	351,084
New Jersey Resources Corp.	29,150	1,143,263
Northwest Natural Gas Co.	13,300	631,085
Piedmont Natural Gas Co.	28,600	829,400
South Jersey Industries, Inc.	12,500	618,375
Southwest Gas Corp.	33,100	1,111,829

		4,685,036

Health Care Equipment & Supplies — 3.3%
Align Technology, Inc. (a)	45,200	885,016
American Medical Systems Holdings, Inc. (a)	51,300	1,004,454
Analogic Corp.	5,300	237,864
CONMED Corp. (a)	15,400	345,114
Cantel Medical Corp.	5,500	89,100
The Cooper Cos., Inc.	29,679	1,371,764
Cyberonics, Inc. (a)	12,600	336,168
Greatbatch, Inc. (a)	3,700	85,803
Haemonetics Corp. (a)	5,300	310,209
ICU Medical, Inc. (a)	5,900	220,011
Integra LifeSciences Holdings Corp. (a)	8,100	319,626
Invacare Corp.	27,600	731,676
Kensey Nash Corp. (a)	5,300	153,117
Meridian Bioscience, Inc.	9,315	203,812
Natus Medical, Inc. (a)	10,700	155,899
Osteotech, Inc. (a)	1,200	7,752
Palomar Medical Technologies, Inc. (a)	6,500	67,145
SurModics, Inc. (a)	8,100	96,552
West Pharmaceutical Services, Inc.	1,800	61,758

		6,682,840

Health Care Providers & Services — 4.8%
AMERIGROUP Corp. (a)	12,100	513,887
AMN Healthcare Services, Inc. (a)	11,500	59,110
Air Methods Corp. (a)	12,400	515,592
Almost Family, Inc. (a)	2,950	87,408
Amedisys, Inc. (a)	12,000	285,600
Amsurg Corp. (a)	29,700	519,156
Catalyst Health Solutions, Inc. (a)	18,900	665,469
Centene Corp. (a)	36,500	861,035
Chemed Corp.	2,600	148,122
Corvel Corp. (a)	3,500	148,575
Cross Country Healthcare, Inc. (a)	10,600	76,214
The Ensign Group, Inc.	5,360	96,212
Genoptix, Inc. (a)	3,480	49,416
Gentiva Health Services, Inc. (a)	25,400	554,990
HMS Holdings Corp. (a)	7,100	418,474
Hanger Orthopedic Group, Inc. (a)	14,900	216,646

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
HealthSpring, Inc. (a)	24,070	$621,969
Healthways, Inc. (a)	15,600	181,584
IPC The Hospitalist Co., Inc. (a)	30	820
LHC Group, Inc. (a)	5,800	134,502
Landauer, Inc.	3,600	225,468
MWI Veterinary Supply, Inc. (a)	5,700	329,004
Magellan Health Services, Inc. (a)	26,140	1,234,853
MedCath Corp. (a)	3,900	39,273
Molina Healthcare, Inc. (a)	11,840	319,562
PSS World Medical, Inc. (a)	27,495	587,843
PharMerica Corp. (a)	26,500	252,545
Psychiatric Solutions, Inc. (a)	2,976	99,845
RehabCare Group, Inc. (a)	19,600	396,312
Res-Care, Inc. (a)	11,900	157,913

		9,797,399

Health Care Technology — 0.5%
Computer Programs & Systems, Inc.	5,370	228,601
Omnicell, Inc. (a)	12,400	162,192
Quality Systems, Inc.	8,700	576,897

		967,690

Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants, Inc. (a)	8,800	247,808
Biglari Holdings, Inc. (a)	565	185,687
Buffalo Wild Wings, Inc. (a)	8,300	397,487
Burger King Holdings, Inc.	10,887	259,982
CEC Entertainment, Inc. (a)	20,200	693,466
California Pizza Kitchen, Inc. (a)	8,400	143,304
Cracker Barrel Old Country Store, Inc.	1,500	76,140
Interval Leisure Group, Inc. (a)	37,700	507,819
Jack in the Box, Inc. (a)	18,600	398,784
O’Charleys, Inc. (a)	8,600	61,834
P.F. Chang’s China Bistro, Inc.	10,100	466,620
Papa John’s International, Inc. (a)	26,500	699,070
Peet’s Coffee & Tea, Inc. (a)	4,900	167,727
Pinnacle Entertainment, Inc. (a)	4,200	46,830
Ruby Tuesday, Inc. (a)	30,000	356,100
Ruth’s Hospitality Group, Inc. (a)	100	401
Shuffle Master, Inc. (a)	28,900	243,049
Texas Roadhouse, Inc., Class A (a)	5,600	78,736

		5,030,844

Household Durables — 0.8%
Blyth, Inc.	2,890	119,184
Ethan Allen Interiors, Inc.	1,000	17,460
Helen of Troy Ltd. (a)	2,400	60,696
Kid Brands, Inc. (a)	10,100	86,860
La-Z-Boy, Inc. (a)	23,800	200,872
Meritage Homes Corp. (a)	14,600	286,452
National Presto Industries, Inc.	5,900	628,173
Standard-Pacific Corp. (a)	43,200	171,504
Universal Electronics, Inc. (a)	4,600	95,910

		1,667,111

Household Products — 0.3%
Central Garden & Pet Co., Class A (a)	56,850	588,966

Common Stocks	Shares	Value

IT Services — 1.9%
CACI International, Inc., Class A (a)	14,000	$633,640
CSG Systems International, Inc. (a)	18,200	331,786
Ciber, Inc. (a)	100	301
Forrester Research, Inc. (a)	8,200	271,256
Heartland Payment Systems, Inc.	38,600	587,492
Integral Systems, Inc. (a)	8,000	59,040
MAXIMUS, Inc.	8,100	498,798
NCI, Inc., Class A (a)	4,500	85,140
Startek, Inc. (a)	9,500	39,710
TeleTech Holdings, Inc. (a)	30,200	448,168
Wright Express Corp. (a)	27,600	985,596

		3,940,927

Industrial Conglomerates — 0.2%
Standex International Corp.	10,500	253,995
Tredegar Corp.	10,000	189,800

		443,795

Insurance — 3.8%
American Physicians Capital, Inc.	16,866	699,264
Amerisafe, Inc. (a)	27,500	516,450
Delphi Financial Group, Inc., Class A (b)	35,730	892,893
eHealth, Inc. (a)	13,200	170,544
Employers Holdings, Inc.	22,500	354,825
First American Financial Corp.	14,152	211,431
Horace Mann Educators Corp.	25,000	444,500
Infinity Property & Casualty Corp.	6,400	312,128
National Financial Partners Corp. (a)	19,500	247,065
Navigators Group, Inc. (a)	1,600	71,408
Presidential Life Corp.	7,200	70,560
Primerica, Inc.	26,377	536,508
ProAssurance Corp. (a)	12,800	737,152
RLI Corp.	13,900	787,018
Safety Insurance Group, Inc.	16,973	713,205
Selective Insurance Group, Inc.	21,482	349,942
Stewart Information Services Corp.	5,800	65,656
Tower Group, Inc.	18,510	432,209

		7,612,758

Internet & Catalog Retail — 0.5%
Blue Nile, Inc. (a)	2,200	97,878
HSN, Inc. (a)	18,200	544,180
Nutri/System, Inc.	6,100	117,364
PetMed Express, Inc.	10,500	183,750

		943,172

Internet Software & Services — 0.8%
DealerTrack Holdings, Inc. (a)	20,500	350,140
Internet Brands, Inc., Class A (a)	15,100	200,528
j2 Global Communications, Inc. (a)	20,800	494,832
The Knot, Inc. (a)	10,400	94,952
Perficient, Inc. (a)	11,600	106,024
Stamps.com, Inc. (a)	1,200	15,600
United Online, Inc.	43,300	247,676

		1,509,752

Leisure Equipment & Products — 1.1%
Arctic Cat, Inc. (a)	3,000	30,750
Brunswick Corp.	38,200	581,404

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Leisure Equipment & Products (concluded)
Callaway Golf Co.	31,220	$218,540
Nautilus, Inc. (a)	100	133
Polaris Industries, Inc.	10,900	709,590
Pool Corp.	20,500	411,435
RC2 Corp. (a)	10,600	222,070

		2,173,922

Life Sciences Tools & Services — 0.8%
Affymetrix, Inc. (a)	107,000	487,920
Charles River Laboratories International, Inc. (a)	10,420	345,423
Dionex Corp. (a)	3,200	276,608
Enzo Biochem, Inc. (a)	26	99
Kendle International, Inc. (a)	20,500	191,060
Parexel International Corp. (a)	440	10,177
WuXi PharmaTech Cayman, Inc. - ADR (a)	20,210	346,804

		1,658,091

Machinery — 3.4%
Actuant Corp., Class A	28,700	658,952
Albany International Corp., Class A	600	11,352
Astec Industries, Inc. (a)	2,100	59,913
Badger Meter, Inc.	2,600	105,248
Barnes Group, Inc.	17,800	313,102
Briggs & Stratton Corp.	20,800	395,408
CIRCOR International, Inc.	20,300	641,480
Cascade Corp.	3,000	95,400
Clarcor, Inc.	12,400	479,012
ESCO Technologies, Inc.	8,900	296,014
Federal Signal Corp.	29,600	159,544
John Bean Technologies Corp.	29,002	467,222
Kaydon Corp.	5,458	188,847
Lindsay Manufacturing Co.	900	38,988
Lydall, Inc. (a)	2,800	20,608
Mueller Industries, Inc.	29,200	773,508
Robbins & Myers, Inc.	29,600	792,688
Toro Co.	10,900	612,907
Watts Water Technologies, Inc., Class A	24,700	841,035

		6,951,228

Media — 0.3%
Arbitron, Inc.	5,700	159,429
EW Scripps Co. (a)	13,260	104,489
Live Nation, Inc. (a)	41,240	407,451

		671,369

Metals & Mining — 0.6%
A.M. Castle & Co. (a)	7,700	102,025
AMCOL International Corp.	10,000	261,900
Brush Engineered Materials, Inc. (a)	9,300	264,492
Century Aluminum Co. (a)	9,800	129,066
Metals USA Holdings Corp. (a)	25,000	324,500
Olympic Steel, Inc.	4,150	95,408
RTI International Metals, Inc. (a)	3,100	94,922

		1,272,313

Multi-Utilities — 0.6%
Avista Corp.	23,000	480,240

Common Stocks	Shares	Value

Multi-Utilities (concluded)
CH Energy Group, Inc.	6,100	$269,376
NorthWestern Corp.	15,150	431,775

		1,181,391

Multiline Retail — 0.3%
Fred’s, Inc.	36,400	429,520
Tuesday Morning Corp. (a)	14,600	69,642

		499,162

Oil, Gas & Consumable Fuels — 2.5%
Holly Corp.	17,800	511,750
Penn Virginia Corp.	19,700	315,988
Petroleum Development Corp. (a)	10,800	298,080
Petroquest Energy, Inc. (a)	62,500	380,625
QEP Resources, Inc.	6,356	191,570
SM Energy Co.	38,200	1,430,972
Stone Energy Corp. (a)	19,300	284,289
Swift Energy Co. (a)	28,900	811,512
World Fuel Services Corp.	31,300	814,113

		5,038,899

Paper & Forest Products — 0.8%
Buckeye Technologies, Inc.	17,900	263,309
Clearwater Paper Corp. (a)	5,200	395,616
Deltic Timber Corp.	300	13,440
Neenah Paper, Inc.	6,800	103,360
Pope & Talbot, Inc. (a)	100	—
Schweitzer-Mauduit International, Inc.	8,900	518,959
Wausau Paper Corp.	46,700	387,143

		1,681,827

Personal Products — 0.4%
Alberto-Culver Co.	6,507	244,988
Medifast, Inc. (a)	6,400	173,632
NBTY, Inc. (a)	6,516	358,250

		776,870

Pharmaceuticals — 1.0%
Hi-Tech Pharmacal Co., Inc. (a)	4,500	91,080
Par Pharmaceutical Cos., Inc. (a)	27,800	808,424
Salix Pharmaceuticals Ltd. (a)	14,900	591,828
ViroPharma, Inc. (a)	32,100	478,611

		1,969,943

Professional Services — 1.1%
Administaff, Inc.	20,100	541,293
CDI Corp.	5,900	76,228
The Dolan Co. (a)	13,700	155,769
Exponent, Inc. (a)	6,500	218,335
Heidrick & Struggles International, Inc.	7,700	149,996
Kelly Services, Inc., Class A (a)	12,860	150,848
SFN Group, Inc. (a)	23,800	143,038
School Specialty, Inc. (a)	16,500	214,665
TrueBlue, Inc. (a)	39,600	540,540
Volt Information Sciences, Inc. (a)	5,600	40,320

		2,231,032

Real Estate Investment Trusts (REITs) — 6.8%
Acadia Realty Trust	36	684
BioMed Realty Trust, Inc.	80,560	1,443,635

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Cedar Shopping Centers, Inc.	20,900	$127,072
Colonial Properties Trust	30,900	500,271
DiamondRock Hospitality Co.	66,746	633,420
Eastgroup Properties, Inc.	10,800	403,704
Entertainment Properties Trust	9,750	421,005
Extra Space Storage, Inc.	39,900	639,996
Franklin Street Properties Corp.	34,600	429,732
Healthcare Realty Trust, Inc.	25,400	594,106
Home Properties, Inc.	14,200	751,180
Inland Real Estate Corp.	27,800	231,018
Kilroy Realty Corp.	22,050	730,737
Kite Realty Group Trust	29,300	130,092
LTC Properties, Inc.	23,800	607,376
LaSalle Hotel Properties	29,750	695,852
Lexington Corporate Properties Trust	103,829	743,416
Medical Properties Trust, Inc.	45,000	456,300
Mid-America Apartment Communities, Inc.	6,640	386,979
National Retail Properties, Inc.	37,300	936,603
PS Business Parks, Inc.	15,900	899,463
Parkway Properties, Inc.	9,000	133,200
Pennsylvania Real Estate Investment Trust	17,800	211,108
Post Properties, Inc.	22,100	617,032
Sovran Self Storage, Inc.	11,000	416,900
Tanger Factory Outlet Centers, Inc.	9,300	438,402
Urstadt Biddle Properties, Inc., Class A	7,582	137,083

		13,716,366

Real Estate Management & Development — 0.1%
Forestar Group, Inc. (a)	15,100	257,455

Road & Rail — 0.3%
Arkansas Best Corp.	800	19,384
Heartland Express, Inc.	21,133	314,248
Knight Transportation, Inc.	6,700	129,511
Old Dominion Freight Line, Inc. (a)	4,500	114,390

		577,533

Semiconductors & Semiconductor Equipment — 4.0%
Actel Corp. (a)	9,800	156,310
Advanced Energy Industries, Inc. (a)	12,900	168,474
Brooks Automation, Inc. (a)	814	5,462
Cabot Microelectronics Corp. (a)	200	6,436
Cymer, Inc. (a)	12,600	467,208
Cypress Semiconductor Corp. (a)	97,160	1,222,273
DSP Group, Inc. (a)	46,200	323,400
Diodes, Inc. (a)	13,950	238,406
Exar Corp. (a)	13,700	82,063
FEI Co. (a)	30,900	604,713
Hittite Microwave Corp. (a)	9,930	473,164
Kopin Corp. (a)	19,200	68,160
MKS Instruments, Inc. (a)	39,800	715,604
Micrel, Inc.	14,100	139,026
Microsemi Corp. (a)	23,800	408,170
Pericom Semiconductor Corp. (a)	8,700	75,603
Rudolph Technologies, Inc. (a)	10,800	89,748

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
Standard Microsystems Corp. (a)	25,000	$570,250
SunPower Corp., Class B (a)	1	14
Supertex, Inc. (a)	6,000	132,720
Tessera Technologies, Inc. (a)	21,000	388,500
TriQuint Semiconductor, Inc. (a)	30,785	295,536
Varian Semiconductor Equipment Associates, Inc. (a)	25,650	738,207
Veeco Instruments, Inc. (a)	22,700	791,549

		8,160,996

Software — 3.4%
ArcSight, Inc. (a)	3,708	161,521
Blackbaud, Inc.	6,500	156,260
CommVault Systems, Inc. (a)	7,700	200,431
Concur Technologies, Inc. (a)	12,300	608,112
EPIQ Systems, Inc.	15,050	184,513
Ebix, Inc. (a)	300	7,035
Epicor Software Corp. (a)	24,300	211,410
Interactive Intelligence, Inc. (a)	6,000	105,600
JDA Software Group, Inc. (a)	27,090	687,002
Manhattan Associates, Inc. (a)	9,000	264,150
McAfee, Inc. (a)	6,567	310,357
MicroStrategy, Inc., Class A (a)	4,200	363,762
NetScout Systems, Inc. (a)	14,900	305,599
Phoenix Technologies Ltd. (a)	87,987	343,149
Progress Software Corp. (a)	18,500	612,350
Smith Micro Software, Inc. (a)	13,300	132,202
Sonic Solutions, Inc. (a)	34,300	390,334
Sourcefire, Inc. (a)	12,730	367,133
THQ, Inc. (a)	31,300	125,826
Take-Two Interactive Software, Inc. (a)	37,501	380,260
Taleo Corp., Class A (a)	10,600	307,294
Tyler Technologies, Inc. (a)	12,900	260,064
Websense, Inc. (a)	20,400	361,896

		6,846,260

Specialty Retail — 4.0%
Big 5 Sporting Goods Corp.	10,000	134,200
Brown Shoe Co., Inc.	400	4,588
The Buckle, Inc.	20,950	556,013
Cabela’s, Inc., Class A (a)	16,100	305,578
The Cato Corp., Class A	28,550	763,998
The Children’s Place Retail Stores, Inc. (a)	11,600	565,732
Christopher & Banks Corp.	16,650	131,702
The Finish Line, Inc., Class A	25,500	354,705
Genesco, Inc. (a)	20,600	615,528
Group 1 Automotive, Inc. (a)	11,200	334,656
Gymboree Corp. (a)	11,750	488,095
Hibbett Sports, Inc. (a)	11,800	294,410
Jo-Ann Stores, Inc. (a)	12,300	547,965
Jos. A. Bank Clothiers, Inc. (a)	11,287	480,939
Lithia Motors, Inc., Class A	9,500	91,105
Lumber Liquidators Holdings, Inc. (a)	11,000	270,270
MarineMax, Inc. (a)	6,400	45,056
Men’s Wearhouse, Inc.	22,500	535,275
Midas, Inc. (a)	6,500	49,465
Monro Muffler, Inc.	8,340	384,557
OfficeMax, Inc. (a)	39,200	513,128

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail (concluded)
The Pep Boys - Manny, Moe & Jack	18,200	$192,556
Sonic Automotive, Inc. (a)	17,800	174,974
Stage Stores, Inc.	17,625	229,125
Stein Mart, Inc. (a)	12,100	106,843
Zale Corp. (a)	2,300	4,830

		8,175,293

Textiles, Apparel & Luxury Goods — 2.9%
Carter’s, Inc. (a)	27,700	729,341
Crocs, Inc. (a)	39,600	515,196
Deckers Outdoor Corp. (a)	10,500	524,580
Iconix Brand Group, Inc. (a)	54,500	953,750
Liz Claiborne, Inc. (a)	38,500	234,080
Maidenform Brands, Inc. (a)	10,800	311,580
Movado Group, Inc. (a)	28,400	308,992
Oxford Industries, Inc.	15,000	356,700
Perry Ellis International, Inc. (a)	4,700	102,695
Quiksilver, Inc. (a)	42,600	166,566
Skechers U.S.A., Inc., Class A (a)	14,300	335,907
Steven Madden Ltd. (a)	11,150	457,819
True Religion Apparel, Inc. (a)	210	4,481
Unifirst Corp.	5,600	247,240
Wolverine World Wide, Inc.	24,450	709,295

		5,958,222

Thrifts & Mortgage Finance — 0.4%
Brookline Bancorp, Inc.	3,400	33,932
Dime Community Bancshares, Inc.	18,900	261,765
TrustCo Bank Corp. NY	77,200	429,232

		724,929

Tobacco — 0.1%
Alliance One International, Inc. (a)	41,300	171,395

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	19,425	594,405
Kaman Corp., Class A	10,300	269,963
Watsco, Inc.	19,570	1,089,658

		1,954,026

Water Utilities — 0.0%
American States Water Co.	2,100	75,138

Wireless Telecommunication Services — 0.5%
NTELOS Holdings Corp.	14,000	236,880
USA Mobility, Inc.	45,400	727,762

		964,642

Total Common Stocks – 94.1%		191,055,730

Exchange Traded Fund

iShares S&P SmallCap 600 Index Fund (c)	22,031	1,301,812

Total Exchange Traded Fund – 0.6%		1,301,812

Total Long-Term Investments (Cost – $160,292,149) – 94.7%		192,357,542

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.23% (c)(d)	10,967,862	$10,967,862

Total Short-Term Securities (Cost – $10,967,862) – 5.4%		10,967,862

Total Investments (Cost – $171,260,011) – 100.1%		203,325,404
Liabilities in Excess of Other Assets – (0.1) %		(213,543)

Net Assets – 100.0%		$203,111,861

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

	Aggregate cost	$175,678,259

	Gross unrealized appreciation	$38,198,947
	Gross unrealized depreciation	(10,551,802)

	Net unrealized appreciation	$27,647,145

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Schedule of Investments (concluded)	Master Enhanced Small Cap Series

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	10,906,103	61,759	[1]	—	10,967,862	$10,967,862	—	$13,580
iShares S&P SmallCap 600 Index Fund	33,197	175,093		186,259	22,031	$1,301,812	$402,948	$11,823

[1] Net shares purchased.

(d)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

200	Russell 2000 MINI	Chicago Mercantile	December 2010	$ 12,744,178	$ 745,822

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$192,357,542	—	—	$192,357,542
Short-Term Securities	10,967,862	—	—	10,967,862

Total	$203,325,404	—	—	$203,325,404

[1] See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$745,822	—	—	$745,822

[2] Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.2%
AAR Corp. (a)	4,300	$80,238
Aerosonic Corp. (a)	200	604
AeroVironment, Inc. (a)	2,900	64,525
Alliant Techsystems, Inc. (a)	4,562	343,975
American Defense Systems, Inc. (a)	13,400	2,144
Applied Energetics, Inc. (a)(b)	13,532	15,156
Applied Signal Technology, Inc.	3,100	77,128
Arotech Corp. (a)	3,320	6,109
Astronics Corp. (a)	1,304	22,755
Astrotech Corp. (a)	2,934	3,580
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	13,200	400,092
Ceradyne, Inc. (a)	4,475	104,491
Cubic Corp.	1,934	78,907
Curtiss-Wright Corp.	5,321	161,226
Ducommun, Inc.	1,600	34,848
Esterline Technologies Corp. (a)	4,181	239,279
Force Protection, Inc. (a)	8,800	44,352
GenCorp, Inc. (a)	10,600	52,152
Hawk Corp., Class A (a)	800	34,616
Heico Corp., Class A	3,328	113,385
Herley Industries, Inc. (a)	1,408	23,232
Hexcel Corp. (a)	11,788	209,709
ICx Technologies, Inc. (a)	4,000	30,200
Innovative Solutions & Support, Inc. (a)	3,261	15,946
Kratos Defense & Security Solutions, Inc. (a)	1,563	16,646
LMI Aerospace, Inc. (a)	2,600	41,392
Ladish Co., Inc. (a)	2,972	92,518
Mantech International Corp., Class A (a)	2,322	91,951
Moog, Inc., Class A (a)	5,055	179,503
Orbital Sciences Corp. (a)	7,300	111,690
RBC Bearings, Inc. (a)	2,727	92,663
Smith & Wesson Holding Corp. (a)	11,500	40,940
Spirit Aerosystems Holdings, Inc., Class A (a)	12,585	250,819
Sturm Ruger & Co., Inc.	4,400	60,016
Taser International, Inc. (a)	10,930	42,408
Teledyne Technologies, Inc. (a)	4,800	191,136
TransDigm Group, Inc.	5,100	316,455
Triumph Group, Inc.	2,400	179,016
VSE Corp.	1,165	41,090

		3,906,892

Alternative Energy — 0.2%
Akeena Solar, Inc. (a)(b)	2,600	1,565
Ascent Solar Technologies, Inc. (a)	1,500	4,740
BioFuel Energy Corp. (a)	4,600	9,200
DayStar Technologies, Inc. (a)	412	738
Ener1, Inc. (a)(b)	8,500	31,280
Energy Conversion Devices, Inc. (a)	5,758	28,905
Evergreen Solar, Inc. (a)(b)	16,600	12,184
FuelCell Energy, Inc. (a)(b)	11,800	14,514
GT Solar International, Inc. (a)	7,101	59,435
Green Plains Renewable Energy (a)	1,913	23,166
GreenHunter Energy, Inc. (a)	300	231
Hoku Corp. (a)	2,900	7,917
Ocean Power Technologies, Inc. (a)	2,700	13,905
Pacific Ethanol, Inc. (a)(b)	15,500	13,826

Common Stocks	Shares	Value

Alternative Energy (concluded)
Plug Power, Inc. (a)	19,907	$7,605
Raser Technologies, Inc. (a)	4,700	1,110
STR Holdings, Inc. (a)	6,934	149,358
SunPower Corp., Class A (a)(b)	9,550	137,520
SunPower Corp., Class B (a)	3,173	43,978
Verenium Corp. (a)	3,090	10,197

		571,374

Automobiles & Parts — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	8,046	72,575
Amerigon, Inc. (a)	4,600	47,380
BorgWarner, Inc. (a)	15,237	801,771
Cooper Tire & Rubber Co.	7,525	147,716
Dana Holding Corp. (a)	17,126	210,992
Dorman Products, Inc. (a)	1,519	46,815
Exide Technologies (a)	6,887	32,989
Federal-Mogul Corp., Class A (a)	3,120	58,999
Fuel Systems Solutions, Inc. (a)(b)	2,160	84,478
Gentex Corp.	18,990	370,495
LKQ Corp. (a)	18,585	386,568
Lear Corp. (a)	6,261	494,181
LoJack Corp. (a)	3,489	13,328
Modine Manufacturing Co. (a)	5,740	74,448
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	31,112	15,556
Shiloh Industries, Inc. (a)	400	3,872
Standard Motor Products, Inc.	4,500	47,385
Stoneridge, Inc. (a)	1,700	17,867
Strattec Security Corp. (a)	900	22,446
Superior Industries International, Inc.	3,110	53,741
TRW Automotive Holdings Corp. (a)	11,701	486,293
Tenneco, Inc. (a)	8,037	232,832
Titan International, Inc.	6,875	93,294
U.S. Auto Parts Network, Inc. (a)	3,832	31,422
United Capital Corp. (a)	600	14,598
WABCO Holdings, Inc. (a)	9,093	381,360

		4,243,401

Banks — 4.9%
1st Source Corp.	1,510	26,214
1st United BanCorp., Inc. (a)	2,518	16,191
Abington Bancorp, Inc.	2,400	25,296
Alliance Financial Corp.	500	15,115
Ameriana Bancorp	200	790
American National Bankshares, Inc.	600	13,164
Ameris Bancorp (a)	2,527	23,627
Ames National Corp.	700	13,958
Anchor Bancorp Wisconsin, Inc. (a)(b)	2,600	1,716
Arrow Financial Corp.	1,440	36,119
Associated Banc-Corp.	23,359	308,105
Astoria Financial Corp.	12,250	166,967
Atlantic Coast Federal Corp.	434	825
BCB Bancorp, Inc.	1,000	9,070
BCSB Bancorp, Inc. (a)	631	5,994
BOK Financial Corp.	3,531	159,354
Bancfirst Corp.	1,130	45,720
The Bancorp, Inc. (a)	3,400	22,746
Bancorp of New Jersey, Inc.	1,300	13,884

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Bancorp Rhode Island, Inc.	900	$25,137
BancorpSouth, Inc.	9,501	134,724
BancTrust Financial Group, Inc. (a)	3,818	11,683
Bank Mutual Corp.	5,900	30,621
Bank of Granite Corp. (a)	2,778	1,958
Bank of Hawaii Corp. (c)	6,700	300,964
Bank of Marin Bancorp	500	16,120
Bank of the Ozarks, Inc. (c)	2,500	92,725
BankAtlantic Bancorp, Inc. (a)	7,368	5,894
BankFinancial Corp.	2,200	20,174
Banner Corp.	13,814	29,838
Bar Harbor Bankshares	500	13,850
Beneficial Mutual Bancorp, Inc. (a)	4,000	35,880
Berkshire Bancorp, Inc. (a)	300	1,200
Berkshire Hills Bancorp, Inc.	1,969	37,332
BofI Holding, Inc. (a)	2,300	27,301
Boston Private Financial Holdings, Inc.	11,400	74,556
Bridge Bancorp, Inc.	1,100	27,489
Brookline Bancorp, Inc.	10,299	102,784
Bryn Mawr Bank Corp.	1,017	17,513
CFS Bancorp, Inc.	2,640	12,144
CVB Financial Corp. (b)	15,275	114,715
California First National Bancorp	600	7,602
Camco Financial Corp. (a)	894	1,761
Camden National Corp.	800	27,720
Cape Bancorp, Inc. (a)	1,947	14,797
Capital Bank Corp.	3,637	6,183
Capital City Bank Group, Inc.	1,745	21,184
CapitalSource, Inc.	37,789	201,793
Capitol Bancorp Ltd.	1,820	2,057
Capitol Federal Financial	2,767	68,345
Cardinal Financial Corp.	4,200	40,362
Carrollton Bancorp	210	1,071
Cascade Bancorp (a)	2,975	1,595
Cascade Financial Corp. (a)	2,391	909
Cathay General Bancorp	10,522	125,107
Center Bancorp, Inc.	3,015	23,035
Center Financial Corp. (a)	4,612	23,475
Centerstate Banks, Inc.	2,705	23,209
Central Pacific Financial Corp. (a)(b)	4,555	6,514
Century Bancorp, Inc., Class A	900	21,501
Chemical Financial Corp.	3,201	66,069
Chicopee Bancorp, Inc. (a)	600	6,774
Citizens & Northern Corp.	1,629	21,177
Citizens Banking Corp. (a)	69,785	62,883
Citizens South Banking Corp.	2,496	11,232
City Holding Co.	2,900	88,943
City National Corp.	6,387	338,958
Clifton Savings Bancorp, Inc.	980	8,428
CoBiz Financial, Inc.	4,417	24,559
Colony Bankcorp, Inc. (a)	750	3,375
Columbia Banking System, Inc.	4,630	90,979
Comm Bancorp, Inc.	230	9,041
Commerce Bancshares, Inc.	9,672	363,570
Community Bank System, Inc.	5,500	126,555
Community Trust Bancorp, Inc.	1,580	42,802
Cullen/Frost Bankers, Inc.	7,540	406,180
Danvers Bancorp, Inc.	3,700	56,721
Dime Community Bancshares, Inc.	3,900	54,015
Doral Financial Corp. (a)	677	1,124

Common Stocks	Shares	Value

Banks (continued)
ESB Financial Corp.	629	$8,756
ESSA Bancorp, Inc.	2,400	28,416
Eagle Bancorp, Inc. (a)	1,991	22,857
East-West Bancorp, Inc.	21,145	344,241
Eastern Virginia Bankshares, Inc.	300	1,098
Encore Bancshares, Inc. (a)	1,700	12,223
Enterprise Financial Services Corp.	2,700	25,110
F.N.B. Corp.	13,822	118,316
FNB United Corp. (a)	2,022	1,415
Farmers Capital Bank Corp.	1,981	9,806
Financial Institutions, Inc.	2,199	38,834
First Bancorp, Inc.	1,187	16,416
First Bancorp, North Carolina	1,800	24,516
First BanCorp, Puerto Rico (a)	16,800	4,704
First Busey Corp.	7,921	36,041
First Chester County Corp.	800	3,992
First Citizens Banc Corp	1,258	5,082
First Citizens BancShares, Inc., Class A	683	126,539
First Commonwealth Financial Corp.	9,100	49,595
First Community Bancshares, Inc.	1,828	23,581
First Defiance Financial Corp.	1,300	13,104
First Federal Bancshares of Arkansas, Inc.	1,515	2,878
First Financial Bancorp	8,810	146,951
First Financial Bankshares, Inc.	2,449	115,079
First Financial Corp.	1,455	42,922
First Financial Holdings, Inc.	1,400	15,596
First Financial Northwest, Inc.	3,100	12,090
First Financial Service Corp.	358	1,776
First M&F Corp.	1,106	3,816
First Merchants Corp.	3,244	24,752
First Midwest Bancorp, Inc.	10,375	119,624
First Niagara Financial Group, Inc.	27,592	321,447
The First of Long Island Corp.	694	17,336
First Place Financial Corp.	2,994	11,317
First Security Group, Inc.	1,076	1,205
First South Bancorp, Inc.	1,000	9,920
First United Corp.	700	3,192
FirstMerit Corp.	13,384	245,195
Flagstar BanCorp., Inc. (a)	4,279	7,788
Flushing Financial Corp.	2,950	34,102
Fox Chase BanCorp., Inc. (a)	1,710	16,177
Fulton Financial Corp.	25,411	230,224
German American Bancorp, Inc.	1,061	18,207
Glacier Bancorp, Inc.	9,856	143,898
Great Southern Bancorp, Inc.	1,100	23,947
Greene County Bancshares, Inc. (a)	2,027	13,763
Guaranty Bancorp (a)	11,118	17,678
HMN Financial, Inc. (a)	1,094	3,457
Hampton Roads Bankshares, Inc. (a)	4,404	4,212
Hancock Holding Co.	6,598	198,402
Hanmi Financial Corp. (a)	14,356	18,376
Hawthorn Bancshares, Inc.	715	7,204
Heartland Financial USA, Inc.	1,700	26,163
Heritage Commerce Corp. (a)	2,744	9,522
Heritage Financial Corp. (a)	960	13,440
Home Bancorp, Inc. (a)	1,000	13,380
Home Bancshares, Inc.	3,075	62,484
Home Federal Bancorp, Inc.	1,800	21,906

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Hudson Valley Holding Corp.	1,549	$30,236
IBERIABANK Corp.	3,200	159,936
Independent Bank Corp./MA	2,313	52,089
Independent Bank Corp./MI	649	902
Indiana Community Bancorp	1,100	13,805
Integra Bank Corp. (a)(b)	5,814	4,250
International Bancshares Corp.	6,947	117,335
Intervest Bancshares Corp. (a)	2,439	5,122
Investors Bancorp, Inc. (a)	5,678	67,228
Jefferson Bancshares, Inc.	2,346	8,094
Kearny Financial Corp.	2,300	20,309
Lakeland Bancorp, Inc.	2,600	21,918
Lakeland Financial Corp.	3,200	59,712
Legacy Bancorp, Inc./MA	1,700	13,515
Louisiana Bancorp, Inc. (a)	600	8,418
MB Financial, Inc.	8,067	130,847
Macatawa Bank Corp. (a)	8,304	12,207
MainSource Financial Group, Inc.	2,301	17,580
Malvern Federal Bancorp, Inc.	1,200	8,280
Mercantile Bank Corp.	3,570	16,172
Merchants Bancshares, Inc.	550	13,717
Metro Bancorp, Inc. (a)	1,518	15,772
Mid Penn Bancorp, Inc.	115	789
MidwestOne Financial Group, Inc.	900	13,194
MutualFirst Financial, Inc.	300	2,307
NASB Financial, Inc.	400	6,620
NBT Bancorp, Inc.	4,354	96,093
Nara Bancorp, Inc. (a)	6,000	42,360
National Bankshares, Inc.	572	14,758
National Penn Bancshares, Inc.	20,227	126,419
New York Community Bancorp, Inc. (b)	56,041	910,666
NewAlliance Bancshares, Inc.	13,500	170,370
Newbridge Bancorp (a)	4,304	15,451
North Valley Bancorp (a)	3,289	5,262
Northern States Financial Corp. (a)	300	462
Northfield Bancorp, Inc.	2,200	23,804
Northwest Bancshares, Inc.	7,900	88,401
Norwood Financial Corp.	157	4,429
OceanFirst Financial Corp.	4,400	53,988
Ohio Valley Banc Corp.	875	16,844
Old National Bancorp	12,721	133,570
Old Second Bancorp, Inc.	4,286	6,000
Oriental Financial Group	4,396	58,467
Oritani Financial Corp.	2,100	20,958
Orrstown Financial Service, Inc.	1,156	26,773
PAB Bankshares, Inc. (a)	1,688	1,350
PVF Capital Corp. (a)	5,166	9,764
Pacific Capital Bancorp (a)	12,210	10,012
Pacific Continental Corp.	1,953	17,675
PacWest Bancorp	4,561	86,933
Park National Corp. (b)	1,497	95,868
Parkvale Financial Corp.	500	3,120
Peapack-Gladstone Financial Corp.	906	10,673
Penns Woods Bancorp, Inc.	955	31,563
Peoples Bancorp of North Carolina, Inc.	363	1,757
Peoples Bancorp, Inc.	1,095	13,545
Peoples Financial Corp.	1,000	13,900
Pinnacle Financial Partners, Inc. (a)	5,842	53,688
Popular, Inc. (a)	135,080	391,732

Common Stocks	Shares	Value

Banks (continued)
Porter Bancorp, Inc.	1,035	$10,391
Preferred Bank (a)	4,683	7,727
Premierwest Bancorp (a)	840	370
PrivateBancorp, Inc.	13,011	148,195
Prosperity Bancshares, Inc.	8,151	264,663
Provident Financial Holdings, Inc.	1,483	8,676
Provident Financial Services, Inc.	9,789	120,992
Provident New York Bancorp	4,803	40,297
Prudential Bancorp, Inc. of Pennsylvania	1,400	10,458
Pulaski Financial Corp.	1,000	6,900
Renasant Corp.	2,475	37,645
Republic Bancorp, Inc., Class A	1,448	30,596
Republic First Bancorp, Inc. (a)	6,169	12,523
Riverview Bancorp, Inc. (a)	1,650	3,316
Rockville Financial, Inc.	1,300	14,937
Rodman & Renshaw Capital Group, Inc. (a)	5,100	10,965
Roma Financial Corp.	900	9,477
Rome Bancorp, Inc.	2,000	18,680
Royal Bancshares of Pennsylvania, Class A (a)	1,265	2,201
S&T Bancorp, Inc. (b)	3,329	57,991
SCBT Financial Corp.	1,399	43,635
SVB Financial Group (a)	5,805	245,668
SY Bancorp, Inc.	1,310	32,514
Sandy Spring Bancorp, Inc.	3,415	52,932
Savannah Bancorp, Inc.	188	1,673
Seacoast Banking Corp. of Florida	13,205	16,110
Shore Bancshares, Inc.	850	8,075
Sierra Bancorp	1,388	17,142
Signature Bank (a)	6,000	233,040
Simmons First National Corp., Class A	2,800	79,156
Smithtown Bancorp, Inc.	5,200	19,864
The South Financial Group, Inc. (a)	49,735	14,125
Southside Bancshares, Inc.	2,141	40,443
Southwest Bancorp, Inc.	4,200	54,474
Southwest Georgia Financial Corp.	132	1,155
State Bancorp, Inc.	1,425	12,796
StellarOne Corp.	3,118	39,661
Sterling Bancorp	2,605	22,637
Sterling Bancshares, Inc.	14,925	80,147
Sterling Financial Corp. (a)	12,643	8,218
Suffolk Bancorp	1,407	35,625
Summit Financial Group, Inc. (a)	785	3,022
Sun Bancorp, Inc. (a)	3,817	19,467
Superior Bancorp (a)	6,766	6,617
Susquehanna Bancshares, Inc.	15,590	131,580
Synovus Financial Corp. (b)	56,427	138,810
TCF Financial Corp.	17,090	276,687
TF Financial Corp.	100	1,000
TFS Financial Corp.	11,433	105,069
Teche Holding Co.	200	6,238
Texas Capital Bancshares, Inc. (a)	6,200	107,074
Tompkins Trustco, Inc.	915	36,289
Tower Bancorp, Inc.	899	18,223
Towne Bank (b)	3,457	51,717
Trico Bancshares	1,600	24,592
TrustCo Bank Corp. NY	9,341	51,936
Trustmark Corp.	8,200	178,268
UMB Financial Corp.	4,164	147,864

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (concluded)
Umpqua Holdings Corp.	14,007	$158,839
Union First Market Bankshares Corp.	2,099	27,413
United Bancorp, Inc.	336	2,806
United Bankshares, Inc. (b)	6,700	166,763
United Community Banks, Inc. (a)	15,380	34,451
United Community Financial Corp. (a)	3,252	4,325
United Financial Bancorp, Inc.	1,100	14,861
United Security Bancshares (a)	1,130	5,141
United Western Bancorp, Inc.	2,860	1,173
Univest Corp. of Pennsylvania	1,928	33,663
Valley National Bancorp	21,023	271,197
ViewPoint Financial Group	2,940	27,195
Virginia Commerce Bancorp (a)	4,570	22,210
WSFS Financial Corp.	1,800	67,518
WVS Financial Corp.	200	2,156
Washington Banking Co.	4,000	55,440
Washington Federal, Inc.	15,721	239,902
Washington Trust Bancorp, Inc.	1,708	32,657
Waterstone Financial, Inc. (a)	600	2,394
Wayne Savings Bancshares, Inc.	151	1,155
Webster Financial Corp.	8,973	157,566
WesBanco, Inc.	3,306	54,020
West Bancorp., Inc. (a)	1,691	10,653
West Coast Bancorp (a)	10,384	23,676
Westamerica Bancorp.	4,200	228,858
Western Alliance Bancorp (a)	8,095	54,236
Westfield Financial, Inc.	4,000	31,200
Whitney Holding Corp.	14,125	115,401
Wilmington Trust Corp.	10,584	95,044
Wilshire Bancorp, Inc.	4,000	26,160
Wintrust Financial Corp.	5,556	180,070
Yardkin Valley Financial Corp. (a)	4,319	11,316

		16,052,141

Beverages — 0.2%
Boston Beer Co., Inc., Class A (a)	1,300	86,931
Central European Distribution Corp. (a)	10,419	232,552
Coca-Cola Bottling Co. Consolidated	400	21,172
Hansen Natural Corp. (a)	8,987	418,974
Jamba, Inc. (a)	6,000	13,140
Jones Soda Co. (a)	4,200	5,964
National Beverage Corp.	2,160	30,240
Reddy Ice Holdings, Inc. (a)	5,200	11,856
Willamette Valley Vineyards, Inc. (a)	971	3,360

		824,189

Chemicals — 2.6%
Aceto Corp.	7,425	50,416
Albemarle Corp.	12,400	580,444
American Vanguard Corp.	2,044	12,632
Arch Chemicals, Inc.	2,848	99,936
Ashland, Inc.	8,940	436,004
Balchem Corp.	3,248	100,233
Cabot Corp.	7,300	237,761
Calgon Carbon Corp. (a)	8,000	116,000
Cambrex Corp. (a)	3,100	13,175
Celanese Corp., Series A	20,053	643,701

Common Stocks	Shares	Value

Chemicals (concluded)
Cytec Industries, Inc.	7,382	$416,197
Ferro Corp. (a)	10,950	141,145
Georgia Gulf Corp. (a)	4,262	69,641
H.B. Fuller Co.	5,300	105,311
Hawkins, Inc.	2,400	85,008
Huntsman Corp.	23,908	276,376
Innophos Holdings, Inc.	3,200	105,920
KMG Chemicals, Inc.	1,950	27,476
Koppers Holdings, Inc.	2,876	77,278
Kraton Performance Polymers, Inc. (a)	4,041	109,713
Kronos Worldwide, Inc. (a)	482	19,203
LSB Industries, Inc. (a)	3,500	64,995
Lubrizol Corp.	8,915	944,723
Metabolix, Inc. (a)	2,839	35,715
Minerals Technologies, Inc.	2,900	170,868
The Mosaic Co.	19,200	1,128,192
NL Industries, Inc.	900	8,172
Nanophase Technologies Corp. (a)	3,000	3,060
NewMarket Corp.	1,314	149,376
OM Group, Inc. (a)	4,200	126,504
Olin Corp.	8,792	177,247
Omnova Solutions, Inc. (a)	4,675	33,613
Penford Corp. (a)	2,100	9,681
PolyOne Corp. (a)	9,998	120,876
Polypore International, Inc. (a)	3,868	116,659
Quaker Chemical Corp.	2,100	68,376
RPM International, Inc.	17,900	356,568
Rentech, Inc. (a)	30,300	29,876
Rockwood Holdings, Inc. (a)	7,034	221,360
Schulman A, Inc.	5,018	101,113
Senomyx, Inc. (a)	3,400	13,532
Sensient Technologies Corp.	5,554	169,341
Solutia, Inc. (a)	15,097	241,854
Spartech Corp. (a)	3,400	27,914
Stepan Co.	1,300	76,843
TOR Minerals International, Inc. (a)	429	2,583
Tredegar Corp.	2,500	47,450
Valhi, Inc.	1,338	27,161
W.R. Grace & Co. (a)	7,427	207,510
Westlake Chemical Corp.	2,100	62,853
Zagg, Inc. (a)	2,018	9,666
Zep, Inc.	2,279	39,746
Zoltek Cos., Inc. (a)	5,700	55,404

		8,572,401

Construction & Materials — 2.1%
A.O. Smith Corp.	3,500	202,615
Aaon, Inc.	1,550	36,456
Acuity Brands, Inc.	5,349	236,640
Aecom Technology Corp. (a)	12,741	309,097
American Biltrite, Inc. (a)	200	680
American DG Energy, Inc. (a)(b)	2,000	5,960
American Woodmark Corp.	1,000	17,730
Ameron International Corp.	1,701	115,600
Apogee Enterprises, Inc.	5,200	47,580
Argan, Inc. (a)	900	8,415
Armstrong World Industries, Inc. (a)	2,098	87,088
Baran Group Ltd. (a)	102	510
BlueLinx Holdings, Inc. (a)	2,000	7,980
Builders FirstSource, Inc. (a)	5,290	12,061
EMCOR Group, Inc. (a)	9,300	228,687

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Materials (concluded)
Eagle Materials, Inc.	5,219	$123,690
Generac Holdings, Inc. (a)	3,400	46,376
Gibraltar Industries, Inc. (a)	3,400	30,532
Granite Construction, Inc.	4,650	105,741
Great Lakes Dredge & Dock Corp.	6,000	34,860
Griffon Corp. (a)	5,628	68,605
Headwaters, Inc. (a)	7,500	27,000
Hill International, Inc. (a)	3,400	15,232
Insituform Technologies, Inc., Class A (a)	4,815	116,427
Insteel Industries, Inc.	1,900	17,062
Integrated Electrical Services, Inc. (a)	1,500	5,655
KBR, Inc.	20,612	507,880
L.B. Foster Co., Class A (a)	1,623	46,970
Layne Christensen Co. (a)	2,786	72,130
Lennox International, Inc.	7,300	304,337
Louisiana-Pacific Corp. (a)	17,041	129,000
MDU Resources Group, Inc.	22,795	454,760
MYR Group, Inc. (a)	3,600	59,004
Martin Marietta Materials, Inc. (b)	6,000	461,820
Mastec, Inc. (a)	5,685	58,669
McDermott International, Inc. (a)	29,681	438,685
Mueller Water Products, Inc., Series A	17,622	53,218
NCI Building Systems, Inc. (a)	2,076	19,784
Northwest Pipe Co. (a)	1,661	29,068
Omega Flex, Inc.	500	7,140
Orion Marine Group, Inc. (a)	4,600	57,086
Owens Corning, Inc. (a)	14,329	367,252
PGT, Inc. (a)	3,299	7,522
Pike Electric Corp. (a)	2,700	19,656
Quanex Building Products Corp.	6,250	107,938
Shaw Group, Inc. (a)	11,300	379,228
Simpson Manufacturing Co., Inc.	4,686	120,805
Sterling Construction Co., Inc. (a)	2,600	32,188
TRC Cos., Inc. (a)	1,273	3,233
Texas Industries, Inc.	3,400	107,168
Trex Co., Inc. (a)(b)	1,800	34,326
Tutor Perini Corp. (a)	3,200	64,288
USG Corp. (a)(b)	8,098	106,813
Universal Forest Products, Inc.	3,200	93,600
Valmont Industries, Inc.	3,100	224,440
Valspar Corp.	11,631	370,447
Watsco, Inc.	3,798	211,473
Watts Water Technologies, Inc., Class A	3,200	108,960

		6,967,167

Electricity — 2.0%
Allete, Inc.	3,244	118,179
Alliant Energy Corp.	15,000	545,250
Black Hills Corp.	4,455	138,996
CH Energy Group, Inc.	1,700	75,072
Calpine Corp. (a)	48,100	598,845
Central Vermont Public Service Corp.	1,600	32,272
Cleco Corp.	6,700	198,454
Covanta Holding Corp.	18,580	292,635
DPL, Inc.	15,635	408,542
Dynegy, Inc. (a)	10,980	53,473
El Paso Electric Co. (a)	5,500	130,790

Common Stocks	Shares	Value

Electricity (concluded)
The Empire District Electric Co.	5,800	$116,870
Great Plains Energy, Inc.	18,812	355,547
Hawaiian Electric Industries, Inc.	12,120	273,185
IDACORP, Inc.	6,800	244,256
ITC Holdings Corp.	6,800	423,300
MGE Energy, Inc.	2,716	107,526
Mirant Corp. (a)	18,700	186,252
NSTAR	14,100	554,835
NV Energy, Inc.	32,400	426,060
NorthWestern Corp.	4,200	119,700
Ormat Technologies, Inc.	2,000	58,340
Portland General Electric Co.	11,200	227,136
RRI Energy, Inc. (a)	46,600	165,430
UIL Holdings Corp.	3,179	89,521
US Geothermal, Inc. (a)(b)	17,000	13,787
Unisource Energy Corp.	5,100	170,493
Unitil Corp.	900	19,755
Westar Energy, Inc.	15,125	366,479

		6,510,980

Electronic & Electrical Equipment — 3.6%
A123 Systems, Inc. (a)(b)	8,886	79,707
AVX Corp.	6,863	94,847
AZZ, Inc.	2,300	98,532
Active Power, Inc. (a)	13,477	17,924
ActivIdentity Corp. (a)	7,949	17,329
Adept Technology, Inc. (a)	1,342	7,837
Advanced Battery Technologies, Inc. (a)	10,600	38,054
Allied Motion Technologies, Inc. (a)	458	1,965
Altair Nanotechnologies, Inc. (a)(b)	8,900	5,518
American Science & Engineering, Inc.	1,500	110,475
American Superconductor Corp. (a)(b)	5,900	183,490
Ametek, Inc.	13,588	649,099
Anaren, Inc. (a)	1,700	28,543
Anixter International, Inc. (a)	4,500	242,955
Arrow Electronics, Inc. (a)	15,243	407,445
Avnet, Inc. (a)	19,254	520,051
Badger Meter, Inc.	2,400	97,152
Baldor Electric Co.	5,769	233,068
Beacon Power Corp. (a)	11,511	3,338
Bel Fuse, Inc.	1,188	24,734
Belden, Inc.	5,523	145,697
Benchmark Electronics, Inc. (a)	7,525	123,410
Brady Corp.	5,687	165,890
C&D Technologies, Inc. (a)(b)	2,800	830
CTS Corp.	6,800	65,416
Capstone Turbine Corp. (a)(b)	37,000	28,568
Checkpoint Systems, Inc. (a)	4,696	95,564
Cogent, Inc. (a)	7,100	75,544
Cognex Corp.	4,085	109,560
Coherent, Inc. (a)	3,800	152,038
Coleman Cable, Inc. (a)	2,892	17,323
CommScope, Inc. (a)	12,001	284,904
Comverge, Inc. (a)	4,500	35,370
Cyberoptics Corp. (a)	1,100	9,999
DDi Corp.	3,627	33,513
Daktronics, Inc.	4,200	41,244
Digital Angel Corp. (a)	588	283

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
Dionex Corp. (a)	2,186	$188,958
ESCO Technologies, Inc.	3,223	107,197
Echelon Corp. (a)	3,800	32,490
Electro Rent Corp.	1,531	20,332
Electro Scientific Industries, Inc. (a)	3,400	37,774
eMagin Corp. (a)	2,301	7,340
Encore Wire Corp.	2,527	51,829
EnerNOC, Inc. (a)(b)	3,514	110,375
EnerSys (a)	6,400	159,808
FEI Co. (a)	6,000	117,420
Faro Technologies, Inc. (a)	2,200	47,982
General Cable Corp.	7,000	189,840
GrafTech International Ltd. (a)	15,277	238,780
Greatbatch, Inc. (a)	2,800	64,932
Houston Wire & Cable Co.	2,400	24,072
Hubbell, Inc., Class B	6,871	348,703
II-VI, Inc. (a)	3,125	116,656
IPG Photonics Corp. (a)	3,000	72,420
Intevac, Inc. (a)	3,600	36,036
IntriCon Corp. (a)	747	3,108
Itron, Inc. (a)	5,300	324,519
Keithley Instruments, Inc.	1,895	40,761
L-1 Identity Solutions, Inc. (a)	9,611	112,737
LSI Industries, Inc.	2,950	18,939
LaBarge, Inc. (a)	1,100	13,739
Landauer, Inc.	1,000	62,630
LeCroy Corp. (a)	2,456	19,402
Lightpath Technologies, Inc., Class A (a)	1,548	4,427
Lime Energy Co. (a)	1,658	5,952
Littelfuse, Inc. (a)	2,929	127,997
MTS Systems Corp.	1,900	58,900
Mace Security International, Inc. (a)	450	189
Magnetek, Inc. (a)	3,162	4,174
Maxwell Technologies, Inc. (a)	2,900	42,369
Measurement Specialties, Inc. (a)	1,809	33,430
Methode Electronics, Inc.	4,300	39,044
Mettler Toledo International, Inc. (a)	4,404	548,034
Microvision, Inc. (a)(b)	9,392	20,568
Multi-Fineline Electronix, Inc. (a)	2,100	46,179
Napco Security Technologies, Inc. (a)	3,700	7,215
National Instruments Corp.	7,578	247,498
Newport Corp. (a)	4,700	53,298
NU Horizons Electronics Corp. (a)	2,900	20,155
NVE Corp. (a)	918	39,502
OSI Systems, Inc. (a)	2,800	101,696
Orion Energy Systems, Inc. (a)	2,600	8,242
Parametric Sound Corp. (a)	2,484	248
Park Electrochemical Corp.	2,050	53,997
Planar Systems, Inc. (a)	3,093	7,052
Plexus Corp. (a)	5,800	170,230
Powell Industries, Inc. (a)	1,800	56,016
Power-One, Inc. (a)	12,811	116,452
Powerwave Technologies, Inc. (a)	14,400	26,208
Regal-Beloit Corp.	4,931	289,400
Research Frontiers, Inc. (a)	3,696	14,636
Richardson Electronics Ltd.	3,800	39,900
Rofin-Sinar Technologies, Inc. (a)	5,000	126,900

Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
Rogers Corp. (a)	2,286	$71,963
Rubicon Technology, Inc. (a)(b)	3,906	88,627
Sanmina-SCI Corp. (a)	11,233	135,695
SatCon Technology Corp. (a)	15,400	57,904
Servotronics, Inc.	400	4,000
Sigmatron International, Inc. (a)	1,200	7,020
Spectrum Control, Inc. (a)	1,324	19,489
Synthesis Energy Systems, Inc. (a)	7,068	6,361
TTM Technologies, Inc. (a)	6,900	67,551
Technitrol, Inc.	4,500	19,845
Technology Research Corp.	2,013	8,052
Thomas & Betts Corp. (a)	6,501	266,671
Tollgrade Communications, Inc. (a)	800	5,864
Trimble Navigation Ltd. (a)	16,612	582,085
UQM Technologies Inc (a)	2,957	7,570
Ultralife Batteries, Inc. (a)	2,200	9,636
Universal Display Corp. (a)	3,928	92,308
Valence Technology, Inc. (a)	10,100	11,615
Veeco Instruments, Inc. (a)(b)	6,613	230,595
Viasystems Group, Inc. (a)	615	9,348
Vicor Corp.	3,800	55,518
Vishay Intertechnology, Inc. (a)	20,929	202,593
Vishay Precision Group, Inc. (a)	1,451	22,650
WESCO International, Inc. (a)	6,100	239,669
X-Rite, Inc. (a)	4,942	18,730
Zebra Technologies Corp., Class A (a)	7,239	243,520
Zygo Corp. (a)	1,700	16,660

		11,627,442

Financial Services — 3.1%
Advance America, Cash Advance Centers, Inc.	5,500	22,165
Affiliated Managers Group, Inc. (a)	6,498	506,909
American Physicians Service Group, Inc.	800	25,880
AmeriCredit Corp. (a)	8,381	204,999
Ampal-American Israel Corp., Class A (a)	5,598	8,677
Artio Global Investors, Inc.	5,017	76,760
Asset Acceptance Capital Corp. (a)	2,100	11,277
Asta Funding, Inc.	1,600	12,208
BGC Partners, Inc.	4,100	24,477
BlackRock, Inc. (d)	5,868	999,027
CIT Group, Inc. (a)	24,400	996,008
Calamos Asset Management, Inc., Class A	2,200	25,300
Cash America International, Inc.	4,000	140,000
Cohen & Co.,Inc.	2,929	13,005
Cohen & Steers, Inc.	2,110	45,787
CompuCredit Hldgs Corp. (b)	5,400	26,028
Cowen Group, Inc., Class A (a)	4,002	13,167
Credit Acceptance Corp. (a)	670	40,575
Deerfield Capital Corp. (a)	890	6,079
Diamond Hill Investments Group	300	21,900
Dollar Financial Corp. (a)	2,600	54,262
Duff & Phelps Corp.	2,432	32,759
Eaton Vance Corp.	15,326	445,067
Encore Capital Group, Inc. (a)	2,700	48,654
Epoch Holding Corp.	2,300	29,624
Evercore Partners, Inc., Class A	1,936	55,389

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financial Services (continued)
Ezcorp, Inc. (a)	7,000	$140,280
FBR Capital Markets Corp. (a)	5,647	17,732
Federal Agricultural Mortgage Corp., Class B	2,627	28,424
Fidelity National Title Group, Inc., Class A	31,064	488,015
First Cash Financial Services, Inc. (a)	4,300	119,325
The First Marblehead Corp. (a)	6,200	14,508
GAMCO Investors, Inc., Class A	700	26,971
GFI Group, Inc.	7,258	33,677
GLG Partners, Inc. (a)	23,188	104,346
Gleacher & Co, Inc. (a)	8,073	12,998
Green Dot Corp., Class A (a)	1,011	49,013
Greenhill & Co., Inc.	3,673	291,342
Interactive Brokers Group, Inc., Class A (a)	6,800	117,028
International Assets Holding Corp., Inc. (a)	2,330	42,173
Intersections, Inc.	1,876	17,447
Investment Technology Group, Inc. (a)	6,400	91,008
JMP Group, Inc.	3,400	20,740
Jefferies Group, Inc. New Shares (b)	14,504	329,096
KBW, Inc.	4,278	109,517
Knight Capital Group, Inc., Class A (a)	13,700	169,743
Ladenburg Thalmann Financial Services, Inc. (a)	11,909	12,147
MF Global Holdings Ltd. (a)	15,700	113,040
MGIC Investment Corp. (a)	24,788	228,793
MSCI, Inc. (a)	14,743	489,615
MarketAxess Holdings, Inc.	3,304	56,102
Marlin Business Services, Inc. (a)	2,800	33,600
Medallion Financial Corp.	2,800	21,812
Merriman Holdings, Inc. (a)	301	746
MicroFinancial, Inc.	1,203	4,728
MoneyGram International, Inc. (a)	8,010	19,544
National Financial Partners Corp. (a)	4,639	58,776
Nelnet, Inc., Class A	3,500	80,080
NewStar Financial, Inc. (a)	2,900	21,489
Ocwen Financial Corp. (a)	10,000	101,400
optionsXpress Holdings, Inc. (a)	5,400	82,944
The PMI Group, Inc. (a)	17,427	63,957
Penson Worldwide, Inc. (a)	2,700	13,419
Pico Holdings, Inc. (a)	2,416	72,142
Piper Jaffray Cos. (a)	3,267	95,168
Portfolio Recovery Associates, Inc. (a)	2,579	166,732
Primus Guaranty Ltd. (a)	3,200	14,592
Pzena Investment Management, Inc., Class A	870	5,977
Radian Group, Inc.	16,360	127,935
Raymond James Financial, Inc.	12,625	319,791
Resource America, Inc., Class A	3,561	20,227
Rewards Network, Inc.	966	13,862
SEI Investments Co.	20,173	410,319
SWS Group, Inc.	6,065	43,486
Safeguard Scientifics, Inc. (a)	2,233	27,980
Sanders Morris Harris Group, Inc.	3,800	21,508

Common Stocks	Shares	Value

Financial Services (concluded)
Stewart Information Services Corp.	3,600	$40,752
Stifel Financial Corp. (a)	4,711	218,072
Student Loan Corp.	1,182	35,105
TD Ameritrade Holding Corp. (a)	31,530	509,210
TradeStation Group, Inc. (a)	8,000	52,640
Tree.com, Inc. (a)	1,743	11,417
U.S. Global Investors, Inc.	1,600	10,112
Virtus Investment Partners, Inc. (a)	868	26,266
Waddell & Reed Financial, Inc., Class A	10,940	299,318
Westwood Holdings Group, Inc.	700	23,681
World Acceptance Corp. (a)(b)	2,400	105,984

		10,183,834

Fixed Line Telecommunications — 0.7%
8x8, Inc. (a)	7,300	15,695
AboveNet, Inc. (a)	2,900	151,061
Alaska Communications Systems Group, Inc.	9,000	91,350
Arbinet Corp. (a)	1,175	8,625
Cbeyond Communications, Inc. (a)	4,800	61,584
Cincinnati Bell, Inc. (a)	22,800	60,876
Consolidated Communications Holdings, Inc.	4,584	85,583
General Communication, Inc., Class A (a)	3,400	33,898
Global Crossing Ltd. (a)	2,752	35,391
HickoryTech Corp.	4,600	39,238
IDT Corp., Class B (a)	5,024	89,377
Level 3 Communications, Inc. (a)(b)	211,747	198,470
NET2000 Communications, Inc. (a)	300	—
PAETEC Holding Corp. (a)	18,000	73,980
Primus Telecommunications Escrow (a)	29,100	—
SureWest Communications (a)	800	5,920
TW Telecom, Inc. (a)	19,200	356,544
Virgin Media, Inc.	39,655	912,858
Vonage Holdings Corp. (a)	11,578	29,524
Warwick Valley Telephone Co.	1,500	21,360

		2,271,334

Food & Drug Retailers — 0.5%
Arden Group, Inc., Class A	200	16,500
Casey’s General Stores, Inc.	4,901	204,617
Core-Mark Holdings Co., Inc. (a)	1,200	37,152
Dairy Mart Convenience Stores, Inc. (a)	500	—
drugstore.com, Inc. (a)	5,280	10,138
The Great Atlantic & Pacific Tea Co., Inc. (a)(b)	4,820	19,087
Ingles Markets, Inc., Class A	3,300	54,813
Nash Finch Co.	1,520	64,661
Omnicare, Inc.	15,111	360,851
The Pantry, Inc. (a)	4,500	108,495
PetMed Express, Inc. (b)	4,215	73,762
Rite Aid Corp. (a)(b)	69,100	65,161
Ruddick Corp.	6,300	218,484
Spartan Stores, Inc.	4,800	69,600
United Natural Foods, Inc. (a)	4,825	159,900
Village Super Market, Inc., Class A	100	2,794

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Drug Retailers (concluded)
Vitamin Shoppe, Inc. (a)	1,457	$39,995
Weis Markets, Inc.	1,200	46,956
Winn-Dixie Stores, Inc. (a)	6,450	45,989

		1,598,955

Food Producers — 2.0%
Alico, Inc.	400	9,296
The Andersons, Inc.	3,000	113,700
B&G Foods, Inc., Class A	5,500	60,060
Bridgford Foods Corp.	500	6,415
Bunge Ltd.	18,489	1,093,809
Cagles, Inc., Class A (a)	336	2,238
Cal-Maine Foods, Inc.	1,500	43,470
Calavo Growers, Inc.	1,300	28,184
Chiquita Brands International, Inc. (a)	4,902	64,903
Corn Products International, Inc.	10,300	386,250
Darling International, Inc. (a)	9,504	80,974
Del Monte Foods Co.	25,300	331,683
Diamond Foods, Inc.	2,800	114,772
Dole Food Co.,Inc. (a)	4,300	39,345
Farmer Bros. Co.	700	11,200
Flowers Foods, Inc.	12,018	298,527
Fresh Del Monte Produce, Inc. (a)	4,700	101,990
Golden Enterprises, Inc.	941	3,096
Green Mountain Coffee Roasters, Inc. (a)	15,600	486,564
Griffin Land & Nurseries, Inc.	600	15,864
HQ Sustainable Maritime Industries, Inc. (a)	4,100	12,341
Hain Celestial Group, Inc. (a)	6,839	163,999
Harbinger Group, Inc. (a)	800	4,440
Herbalife Ltd.	8,200	494,870
Imperial Sugar Co., New Shares	2,712	35,473
J&J Snack Foods Corp.	1,900	79,667
John B. Sanfilippo & Son, Inc. (a)	700	9,240
Lancaster Colony Corp.	3,100	147,250
Lance, Inc.	3,843	81,856
Lifeway Foods, Inc. (a)	1,500	15,780
MGP Ingredients, Inc.	2,900	22,765
Mannatech, Inc. (a)	3,100	6,355
Martek Biosciences Corp. (a)	5,500	124,465
Medifast, Inc. (a)	1,611	43,706
NBTY, Inc. (a)	7,170	394,207
Natures Sunshine Prods, Inc. (a)	900	8,046
Nu Skin Enterprises, Inc., Class A	6,400	184,320
Nutraceutical International Corp. (a)	1,400	21,966
NutriSystem, Inc. (b)	4,700	90,428
Omega Protein Corp. (a)	2,802	16,083
Pilgrims Pride Corp. (a)	5,880	33,046
Ralcorp Holdings, Inc. (a)	6,920	404,682
Relìv International, Inc.	1,819	3,911
Rocky Mountain Chocolate Factory, Inc.	1,495	14,173
Sanderson Farms, Inc.	3,084	133,506
Schiff Nutrition International, Inc.	3,700	30,340
Seaboard Corp.	40	70,840
Seneca Foods Corp. (a)	2,000	52,380
Smart Balance, Inc. (a)	11,700	45,396
Smithfield Foods, Inc. (a)	19,559	329,178
Tasty Baking Co.	400	2,732

Common Stocks	Shares	Value

Food Producers (concluded)
Tootsie Roll Industries, Inc.	2,281	$56,751
TreeHouse Foods, Inc. (a)	4,124	190,116
USANA Health Sciences, Inc. (a)	1,100	44,396

		6,661,044

Forestry & Paper — 0.3%
Boise, Inc. (a)	9,711	63,024
Buckeye Technologies, Inc.	4,300	63,253
Clearwater Paper Corp. (a)	1,575	119,826
Deltic Timber Corp.	1,746	78,221
Domtar Corp.	6,081	392,711
Kapstone Paper and Packaging Corp. (a)	4,600	55,844
Neenah Paper, Inc.	2,900	44,080
P.H. Glatfelter Co.	4,900	59,584
Verso Paper Corp. (a)	2,900	8,352
Wausau Paper Corp.	5,400	44,766

		929,661

Gas, Water & Multi-Utilities — 1.6%
AGL Resources, Inc. (c)	9,821	376,733
American States Water Co.	1,950	69,771
American Water Works Co, Inc.	21,491	500,095
Aqua America, Inc.	17,317	353,267
Artesian Resources Corp., Class A	225	4,291
Atmos Energy Corp.	11,571	338,452
Avista Corp.	6,000	125,280
Cadiz, Inc. (a)	3,000	30,780
California Water Service Group	3,200	118,240
Chesapeake Utilities Corp.	1,280	46,362
Connecticut Water Service, Inc.	1,000	23,950
Delta Natural Gas Co., Inc.	100	3,075
Gas Natural, Inc.	300	3,336
The Laclede Group, Inc.	3,100	106,702
Middlesex Water Co.	1,366	23,003
National Fuel Gas Co.	8,854	458,726
New Jersey Resources Corp.	6,260	245,517
Northwest Natural Gas Co.	2,900	137,605
PNM Resources, Inc.	11,000	125,290
Pennichuck Corp.	1,777	40,604
Piedmont Natural Gas Co.	10,000	290,000
Questar Corp.	22,600	396,178
RGC Resources, Inc.	100	3,025
SJW Corp.	1,400	34,482
South Jersey Industries, Inc.	4,600	227,562
Southwest Gas Corp.	4,900	164,591
UGI Corp.	14,860	425,145
Vectren Corp.	10,377	268,453
WGL Holdings, Inc.	7,100	268,238

		5,208,753

General Industrials — 1.2%
AEP Industries, Inc. (a)	1,300	30,706
Actuant Corp., Class A	7,965	182,876
AptarGroup, Inc.	7,954	363,259
Carlisle Cos., Inc.	7,563	226,512
Crown Holdings, Inc. (a)	21,500	616,190
Graham Packaging Co., Inc. (a)	2,700	31,914
Graphic Packaging Holding Co. (a)	9,032	30,167
Greif, Inc.	4,453	262,014
Harsco Corp.	10,327	253,838
Landec Corp. (a)	3,800	23,598
Multi-Color Corp.	1,300	20,020

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Industrials (concluded)
Myers Industries, Inc.	2,935	$25,212
Otter Tail Corp.	4,200	85,638
Packaging Corp. of America	12,722	294,769
Raven Industries, Inc.	1,900	71,991
Rock-Tenn Co., Class A	5,112	254,629
Silgan Holdings, Inc.	7,400	234,580
Smurfit-Stone Container Corp. (a)	6,496	119,331
Sonoco Products Co.	12,762	426,761
Temple-Inland, Inc.	14,300	266,838
Trimas Corp. (a)	3,600	53,460

		3,874,303

General Retailers — 5.4%
1-800-FLOWERS.COM, Inc., Class A (a)	4,470	8,448
99 Cents Only Stores (a)	4,692	88,585
A.C. Moore Arts & Crafts, Inc. (a)	3,100	7,006
Aaron’s, Inc.	8,062	148,744
Advance Auto Parts, Inc. (c)	12,683	744,238
Aéropostale, Inc. (a)	13,115	304,924
Amerco, Inc. (a)	800	63,584
America’s Car Mart, Inc. (a)	1,650	41,547
American Eagle Outfitters, Inc.	22,089	330,451
American Public Education, Inc. (a)	3,976	130,651
Ancestry.com, Inc. (a)	2,320	52,803
AnnTaylor Stores Corp. (a)	7,333	148,420
Asbury Automotive Group, Inc. (a)	4,600	64,722
Autobytel, Inc. (a)	8,000	6,958
BJ’s Wholesale Club, Inc. (a)	7,477	310,296
Barnes & Noble, Inc. (b)	4,871	78,959
Beacon Roofing Supply, Inc. (a)	7,300	106,361
bebe Stores, Inc.	3,998	28,826
Bidz.com, Inc. (a)	700	1,155
Big 5 Sporting Goods Corp.	3,700	49,654
Blue Nile, Inc. (a)(b)	2,300	102,327
The Bon-Ton Stores, Inc. (a)	3,400	34,578
Books-A-Million, Inc.	1,200	7,200
Borders Group, Inc. (a)	6,200	7,378
Bridgepoint Education, Inc. (a)	3,935	60,835
Brown Shoe Co., Inc.	4,700	53,909
The Buckle, Inc. (b)	3,725	98,862
Build-A-Bear Workshop, Inc. (a)	1,500	9,075
CPI Corp.	1,200	31,056
Cabela’s, Inc., Class A (a)	6,400	121,472
Cache, Inc. (a)	2,300	11,730
Cambium Learning Group, Inc. (a)	2,800	8,960
Capella Education Co. (a)	2,409	186,987
Career Education Corp. (a)	8,668	186,102
Casual Male Retail Group, Inc. (a)	3,522	14,370
The Cato Corp., Class A	4,150	111,054
Charming Shoppes, Inc. (a)	13,855	48,770
Chemed Corp.	2,500	142,425
Chico’s FAS, Inc.	21,200	223,024
The Children’s Place Retail Stores, Inc. (a)	2,844	138,702
Christopher & Banks Corp.	3,410	26,973
Citi Trends, Inc. (a)	2,371	57,402
Clean Energy Fuels Corp. (a)(b)	5,900	83,839
Coldwater Creek, Inc. (a)	7,470	39,367
Collective Brands, Inc. (a)	7,602	122,696
Collectors Universe, Inc.	1,870	25,189
Conn’s, Inc. (a)	800	3,720

Common Stocks	Shares	Value

General Retailers (continued)
Copart, Inc. (a)	9,346	$308,138
Corinthian Colleges, Inc. (a)(b)	11,635	81,678
Cost Plus, Inc. (a)	4,700	19,505
DSW, Inc., Class A (a)	1,988	57,056
dELiA*s, Inc. (a)	5,199	9,826
Destination Maternity Corp. (a)	1,478	48,656
Dick’s Sporting Goods, Inc. (a)	10,428	292,401
Dillard’s, Inc., Class A (b)	7,700	182,028
Dollar General Corp. (a)	4,100	119,925
Dollar Tree, Inc. (a)	17,963	875,876
Dress Barn, Inc. (a)	9,221	218,999
Ediets.Com, Inc. (a)(b)	600	534
Education Management Corp. (a)(b)	2,800	41,104
Express, Inc. (a)	499	7,590
The Finish Line, Inc., Class A	5,963	82,945
Foot Locker, Inc.	21,500	312,395
Fred’s, Inc.	7,450	87,910
GSI Commerce, Inc. (a)	7,900	195,130
Gaiam, Inc.	2,460	16,457
Geeknet, Inc. (a)	10,897	21,685
Genesco, Inc. (a)	2,647	79,092
Grand Canyon Education, Inc. (a)	3,710	81,360
Group 1 Automotive, Inc. (a)	3,584	107,090
Guess?, Inc.	9,486	385,416
Gymboree Corp. (a)	4,400	182,776
HSN, Inc. (a)	5,817	173,928
Haverty Furniture Cos., Inc.	2,100	22,911
Hibbett Sports, Inc. (a)	4,618	115,219
Hillenbrand, Inc.	7,248	155,904
Hot Topic, Inc.	8,365	50,106
ITT Educational Services, Inc. (a)	5,230	367,512
Internet Brands, Inc., Class A (a)	2,469	32,788
J. Crew Group, Inc. (a)	7,045	236,853
Jackson Hewitt Tax Service, Inc. (a)	3,915	3,602
Jo-Ann Stores, Inc. (a)	3,766	167,775
Jos. A. Bank Clothiers, Inc. (a)	3,984	169,758
K12, Inc. (a)	3,568	103,579
KAR Auction Services, Inc. (a)	1,796	22,648
Kirkland’s, Inc. (a)	2,500	34,650
Learning Tree International, Inc.	1,800	18,216
Liquidity Services, Inc. (a)	2,900	46,429
Lithia Motors, Inc., Class A	3,900	37,401
Lumber Liquidators Holdings, Inc. (a)	2,200	54,054
Mac-Gray Corp.	1,355	16,436
MarineMax, Inc. (a)	4,200	29,568
Matthews International Corp., Class A	3,533	124,927
Men’s Wearhouse, Inc.	6,827	162,414
Midas, Inc. (a)	2,200	16,742
Monro Muffler, Inc.	3,125	144,094
Navarre Corp. (a)	5,600	14,560
NetFlix, Inc. (a)	6,008	974,257
New York & Co. (a)	2,600	6,682
Nobel Learning Communities, Inc. (a)	100	691
OfficeMax, Inc. (a)	9,849	128,923
OpenTable, Inc. (a)	2,580	175,646
Overstock.com, Inc. (a)	1,921	30,198
PC Mall, Inc. (a)	2,100	13,398

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (concluded)
Pacific Sunwear of California, Inc. (a)	11,081	$57,954
Penske Auto Group, Inc. (a)	7,100	93,720
The Pep Boys - Manny, Moe & Jack	5,000	52,900
PetSmart, Inc.	17,300	605,500
Pier 1 Imports, Inc. (a)	12,008	98,346
Pre-Paid Legal Services, Inc. (a)	1,430	89,361
PriceSmart, Inc.	1,950	56,804
The Princeton Review, Inc. (a)	3,739	7,628
The Providence Service Corp. (a)	2,600	42,614
RealNetworks, Inc. (a)	9,800	31,948
Regis Corp.	6,132	117,305
Rent-A-Center, Inc.	9,600	214,848
Retail Ventures, Inc. (a)	2,200	23,672
Rollins, Inc.	5,613	131,232
Rue21, Inc. (a)	3,079	79,469
Rush Enterprises, Inc., Class A (a)	3,850	59,059
Saks, Inc. (a)(b)	17,824	153,286
Sally Beauty Co., Inc. (a)	10,975	122,920
Service Corp. International	30,930	266,617
Shoe Carnival, Inc. (a)	2,441	49,357
Shutterfly, Inc. (a)	3,657	95,045
Signet Jewelers Ltd. (a)	10,397	330,001
Sonic Automotive, Inc. (a)	3,900	38,337
Sotheby’s Holdings, Inc., Class A	8,816	324,605
Stage Stores, Inc.	4,050	52,650
Stamps.com, Inc. (a)	2,650	34,450
Standard Parking Corp. (a)	2,600	44,460
Stein Mart, Inc. (a)	4,100	36,203
Stewart Enterprises, Inc., Class A	10,200	54,978
Strayer Education, Inc. (b)	2,193	382,679
Susser Holdings Corp. (a)	1,700	23,800
The Talbots, Inc. (a)	3,512	46,007
Titan Machinery, Inc. (a)	3,500	57,050
Tractor Supply Co.	10,400	412,464
Trans World Entertainment Corp. (a)	2,400	4,080
Tuesday Morning Corp. (a)	6,452	30,776
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,046	118,143
VCA Antech, Inc. (a)	11,940	251,815
ValueVision Media, Inc., Class A (a)	7,300	13,724
Weight Watchers International, Inc.	4,000	124,760
West Marine, Inc. (a)	1,600	16,256
The Wet Seal, Inc., Class A (a)	12,975	43,985
Williams-Sonoma, Inc.	12,757	404,397
Winmark Corp.	600	20,064
Zale Corp. (a)	1,984	4,166
Zumiez, Inc. (a)	2,600	55,016

		17,516,226

Health Care Equipment & Services — 5.8%
AGA Medical Holdings, Inc. (a)	1,600	22,336
AMERIGROUP Corp. (a)	7,200	305,784
Abaxis, Inc. (a)	2,800	64,680
Abiomed, Inc. (a)	3,700	39,257
Accuray, Inc. (a)	5,523	34,353
Addus HomeCare Corp. (a)	600	2,394
AdvanSource Biomaterials Corp. (a)	1,476	413
Air Methods Corp. (a)	1,797	74,719

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Alere Inc. (a)	10,375	$320,899
Align Technology, Inc. (a)	9,092	178,021
Alliance Healthcare Services, Inc. (a)	3,300	15,114
Allied Healthcare International, Inc. (a)	3,100	7,750
Almost Family, Inc. (a)	1,680	49,778
Alphatec Holdings, Inc. (a)	6,857	14,605
Amedisys, Inc. (a)	3,867	92,035
America Service Group, Inc.	1,200	17,856
American Caresource Holdings, Inc. (a)	1,000	1,470
American Medical Systems Holdings, Inc. (a)	10,600	207,548
Amsurg Corp. (a)	3,500	61,180
Analogic Corp.	1,500	67,320
AngioDynamics, Inc. (a)	2,590	39,472
Anika Therapeutics, Inc. (a)	1,400	8,442
Animal Health International, Inc. (a)	3,100	8,525
ArthroCare Corp. (a)	2,265	61,563
Assisted Living Concepts, Inc. (a)	1,760	53,574
Atrion Corp.	200	31,502
Beckman Coulter, Inc.	8,500	414,715
Bio-Rad Laboratories, Inc., Class A (a)	2,459	222,564
Bio-Reference Labs, Inc. (a)	4,400	91,784
Biolase Technology, Inc. (a)	3,435	4,019
Bioscript, Inc. (a)	6,596	34,035
Bovie Medical Corp. (a)	3,487	7,532
Brookdale Senior Living, Inc. (a)	6,645	108,380
Bruker BioSciences Corp. (a)	8,773	123,085
CONMED Corp. (a)	3,150	70,591
Cantel Medical Corp.	2,600	42,120
Cardiac Science Corp. (a)	3,210	5,778
Cardica, Inc. (a)	2,700	5,859
CardioNet, Inc. (a)	4,315	19,461
Catalyst Health Solutions, Inc. (a)	5,600	197,176
Centene Corp. (a)	6,500	153,335
Cepheid, Inc. (a)	8,600	160,906
Chindex International, Inc. (a)	1,450	21,910
Clarient, Inc. (a)	6,800	22,984
Clinical Data, Inc. (a)	1,945	32,812
Community Health Systems, Inc. (a)	13,619	421,780
Conceptus, Inc. (a)	4,300	59,125
Contiucare Corp. (a)	7,800	32,760
The Cooper Cos., Inc.	5,943	274,685
Corvel Corp. (a)	1,200	50,940
Covance, Inc. (a)	8,600	402,394
CryoLife, Inc. (a)	5,100	30,957
Cutera, Inc. (a)	900	7,290
Cyberonics, Inc. (a)	4,321	115,284
Cynosure, Inc., Class A (a)	2,200	22,462
Daxor Corp.	700	6,426
Delcath Systems Inc. (a)(b)	7,300	52,706
DexCom, Inc. (a)	7,900	104,438
Dynacq Healthcare, Inc. (a)	460	1,003
Edwards Lifesciences Corp. (a)	14,400	965,520
Emergency Medical Services Corp. (a)	3,426	182,434

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Emeritus Corp. (a)	2,200	$37,532
Endologix, Inc. (a)	6,200	28,272
The Ensign Group, Inc.	1,007	18,076
eResearch Technology, Inc. (a)	4,775	35,717
Escalon Medical Corp. (a)	1,399	2,168
Exactech, Inc. (a)	1,000	16,320
Five Star Quality Care, Inc. (a)	2,308	11,655
Fonar Corp. (a)	692	962
Genoptix, Inc. (a)	2,900	41,180
Gentiva Health Services, Inc. (a)	3,648	79,709
Gliatech, Inc. (a)	100	—
HMS Holdings Corp. (a)	3,900	229,866
Haemonetics Corp. (a)	3,500	204,855
Hanger Orthopedic Group, Inc. (a)	5,400	78,516
Hansen Medical, Inc. (a)	8,900	12,727
Health Grades, Inc. (a)	5,100	41,769
Health Management Associates, Inc., Class A (a)	33,780	258,755
Health Net, Inc. (a)	13,080	355,645
Healthcare Services Group, Inc.	3,877	88,357
HealthSouth Corp. (a)	11,779	226,157
HealthSpring, Inc. (a)	5,800	149,872
Healthways, Inc. (a)	4,047	47,107
Henry Schein, Inc. (a)	12,000	702,960
Hill-Rom Holdings, Inc.	7,226	259,341
Hologic, Inc. (a)	34,336	549,719
Hooper Holmes, Inc. (a)	9,589	6,712
ICU Medical, Inc. (a)	2,500	93,225
IPC The Hospitalist Co., Inc. (a)	2,300	62,836
IRIS International, Inc. (a)	2,500	24,000
Idexx Laboratories, Inc. (a)(b)	7,432	458,703
Immucor, Inc. (a)	8,407	166,711
Insulet Corp. (a)	5,000	70,700
Integra LifeSciences Holdings Corp. (a)	2,300	90,758
Invacare Corp.	5,100	135,201
Kendle International, Inc. (a)	2,800	26,096
Kensey Nash Corp. (a)	2,400	69,336
Kindred Healthcare, Inc. (a)	3,890	50,648
Kinetic Concepts, Inc. (a)	7,867	287,775
LCA-Vision, Inc. (a)	4,084	22,748
LHC Group, Inc. (a)	2,600	60,294
LifePoint Hospitals, Inc. (a)	7,845	275,046
Lincare Holdings, Inc.	13,950	350,005
MAKO Surgical Corp. (a)(b)	4,800	45,984
MEDTOX Scientific, Inc. (a)	1,600	18,608
MELA Sciences, Inc. (a)	4,500	29,340
Magellan Health Services, Inc. (a)	4,179	197,416
Masimo Corp.	6,424	175,439
MedCath Corp. (a)	1,800	18,126
Medical Action Industries, Inc. (a)	1,800	16,290
Mednax, Inc. (a)	5,936	316,389
Meridian Bioscience, Inc.	6,525	142,767
Merit Medical Systems, Inc. (a)	3,068	48,751
Metropolitan Health Networks, Inc. (a)	1,800	6,840
Molina Healthcare, Inc. (a)	1,800	48,582
NMT Medical, Inc. (a)	2,154	948
Nanosphere, Inc. (a)	1,218	6,127
National Healthcare Corp.	600	22,242
Natus Medical, Inc. (a)	3,100	45,167

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Neogen Corp. (a)	2,418	$81,849
Neurometrix, Inc. (a)	3,931	2,308
Nighthawk Radiology Holdings, Inc. (a)	2,700	17,226
NuVasive, Inc. (a)	5,600	196,784
NxStage Medical, Inc. (a)	4,900	93,590
OTIX Global, Inc. (a)	1,299	13,419
Omnicell, Inc. (a)	3,800	49,704
OraSure Technologies, Inc. (a)	5,764	23,344
Orthofix International NV (a)	3,068	96,397
Orthovita, Inc. (a)	8,420	19,113
Osteotech, Inc. (a)	3,300	21,318
Owens & Minor, Inc.	8,100	230,526
PSS World Medical, Inc. (a)	9,000	192,420
Palomar Medical Technologies, Inc. (a)	2,000	20,660
Parexel International Corp. (a)	8,500	196,605
Pharmaceutical Product Development, Inc.	15,300	379,287
PharMerica Corp. (a)	3,423	32,621
Psychemedics Corp.	125	1,163
Psychiatric Solutions, Inc. (a)	7,732	259,409
Quidel Corp. (a)	4,800	52,752
RTI Biologics, Inc. (a)	5,160	13,571
RadNet, Inc. (a)	6,500	15,600
RehabCare Group, Inc. (a)	3,500	70,770
Res-Care, Inc. (a)	2,496	33,122
ResMed, Inc. (a)	19,324	634,020
Retractable Technologies, Inc. (a)	1,898	2,980
Rochester Medical Corp. (a)	1,700	18,547
Rockwell Medical Technologies, Inc. (a)	3,200	22,656
Rural/Metro Corp. (a)	4,100	34,891
SRI/Surgical Express, Inc. (a)	1,655	4,800
Select Medical Holdings Corp. (a)	5,933	45,684
Sirona Dental Systems, Inc. (a)	6,134	221,069
Skilled Healthcare Group, Inc., Class A (a)	5,900	23,187
SonoSite, Inc. (a)	3,000	100,530
Spectranetic Corp. (a)	3,800	20,596
Staar Surgical Co. (a)	3,372	18,243
Stereotaxis, Inc. (a)	3,935	16,291
Steris Corp.	7,700	255,794
Sun Healthcare Group, Inc. (a)	6,300	53,361
Sunrise Senior Living, Inc. (a)	5,907	20,261
SurModics, Inc. (a)	1,800	21,456
Symmetry Medical, Inc. (a)	3,600	34,704
Synergetics USA, Inc. (a)	3,465	9,702
Synovis Life Technologies, Inc. (a)	3,100	46,345
Team Health Holdings, Inc. (a)	1,700	21,947
Teleflex, Inc.	4,829	274,191
Theragenics Corp. (a)	4,533	5,757
ThermoGenesis Corp. (a)	2,000	5,820
Thoratec Corp. (a)	8,581	317,325
Tomotherapy, Inc. (a)	5,200	18,304
Trans1, Inc. (a)	3,397	8,391
Transcend Services, Inc. (a)	567	8,647
Triple-S Management Corp. (a)	1,750	29,488
US Physical Therapy, Inc. (a)	1,600	26,752
Uluru, Inc. (a)	400	43
Universal American Financial Corp.	4,400	64,900

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
Universal Health Services, Inc., Class B	12,600	$489,636
Urologix, Inc. (a)	2,686	2,632
Utah Medical Products, Inc.	800	23,440
Vascular Solutions, Inc. (a)	1,500	17,220
Volcano Corp. (a)	6,400	166,272
WellCare Health Plans, Inc. (a)	6,305	182,593
West Pharmaceutical Services, Inc.	3,600	123,516
Wright Medical Group, Inc. (a)	6,200	89,342
Zoll Medical Corp. (a)	3,510	113,268

		18,825,046

Household Goods & Home Construction — 1.9%
ACCO Brands Corp. (a)	6,610	38,008
Bassett Furniture Industries, Inc. (a)	2,349	11,581
Beazer Homes USA, Inc. (a)(b)	7,979	32,953
Blount International, Inc. (a)	4,390	55,885
Blyth, Inc.	1,331	54,890
Briggs & Stratton Corp.	8,000	152,080
Brookfield Homes Corp. (a)(b)	1,876	15,364
Cavco Industries, Inc. (a)	710	25,496
Central Garden & Pet Co., Class A (a)	7,828	81,098
Church & Dwight Co., Inc.	9,400	610,436
Compx International, Inc.	1,600	21,168
Comstock Homebuilding Cos., Inc., Class A (a)	4,512	6,227
Dixie Group, Inc. (a)	3,186	9,654
Energizer Holdings, Inc. (a)	9,000	605,070
Ethan Allen Interiors, Inc.	4,622	80,700
Flexsteel Industries, Inc.	367	5,630
Forward Industries, Inc. (a)	1,100	4,103
Furniture Brands International, Inc. (a)	4,400	23,672
HNI Corp.	4,411	126,860
Herman Miller, Inc.	8,590	169,051
hhgregg, Inc. (a)	3,101	76,781
Hooker Furniture Corp.	1,700	19,771
Hovnanian Enterprises, Inc., Class A (a)(b)	6,399	25,148
Interface, Inc., Class A	6,627	94,302
iRobot Corp. (a)	2,640	49,025
Jarden Corp.	11,516	358,493
KB Home	10,134	114,818
Kid Brands, Inc. (a)	1,813	15,592
Knoll, Inc.	5,200	80,652
L.S. Starrett Co., Class A	700	7,315
La-Z-Boy, Inc. (a)	5,700	48,108
Libbey, Inc. (a)	1,856	24,444
Lifetime Brands, Inc. (a)	2,500	37,750
M/I Homes, Inc. (a)	3,600	37,332
MDC Holdings, Inc.	5,316	154,323
Meritage Homes Corp. (a)	4,200	82,404
Middleby Corp. (a)	2,575	163,229
Mohawk Industries, Inc. (a)	8,127	433,169
NVR, Inc. (a)	797	516,081
National Presto Industries, Inc.	605	64,414
Oil-Dri Corp. of America	700	15,057
Palm Harbor Homes, Inc. (a)	3,989	6,343

Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
Ryland Group, Inc.	5,756	$103,148
The Scotts Miracle-Gro Co.	5,516	285,343
Sealy Corp. (a)(b)	6,100	14,884
Select Comfort Corp. (a)	6,304	42,741
Skyline Corp.	1,000	20,260
Standard-Pacific Corp. (a)	16,331	64,834
Stanley Furniture Co., Inc. (a)	2,400	8,256
Steelcase, Inc., Class A	7,404	61,675
Tempur-Pedic International, Inc. (a)	9,900	306,900
Toll Brothers, Inc. (a)	18,000	342,360
Tupperware Corp.	7,797	356,791
Virco Manufacturing Corp.	2,505	6,989
WD-40 Co.	1,900	72,238

		6,240,896

Industrial Engineering — 3.5%
AGCO Corp. (a)	12,093	471,748
Alamo Group, Inc.	1,400	31,262
Albany International Corp., Class A	3,070	58,084
Altra Holdings, Inc. (a)	4,300	63,339
American Railcar Industries, Inc. (a)	2,150	33,712
ArvinMeritor, Inc. (a)	11,100	172,494
Astec Industries, Inc. (a)	2,342	66,817
Babcock & Wilcox Co (a)	14,840	315,795
Broadwind Energy, Inc. (a)	5,684	10,629
Brush Engineered Materials, Inc. (a)	3,153	89,671
Bucyrus International, Inc.	9,900	686,565
CIRCOR International, Inc.	3,000	94,800
Cascade Corp.	1,200	38,160
Ceco Environmental Corp. (a)	3,417	20,468
Chicago Rivet & Machine Co.	100	1,735
Clarcor, Inc.	6,160	237,961
Colfax Corp. (a)	2,330	34,647
Columbus McKinnon Corp. (a)	2,433	40,363
Commercial Vehicle Group, Inc. (a)	2,985	30,387
Crane Co.	6,118	232,117
Donaldson Co., Inc.	9,032	425,678
Dynamic Materials Corp.	1,400	21,154
The Eastern Co.	300	4,902
Energy Recovery, Inc. (a)	7,000	25,130
EnPro Industries, Inc. (a)	2,200	68,816
Federal Signal Corp.	5,335	28,756
Flow International Corp. (a)	4,500	11,835
Franklin Electric Co., Inc.	2,200	72,952
Freightcar America, Inc.	2,703	66,494
GATX Corp.	6,200	181,784
Gardner Denver, Inc.	6,800	365,024
The Gorman-Rupp Co.	1,870	51,537
Graco, Inc.	7,473	237,118
Graham Corp.	2,100	32,592
Greenbrier Cos., Inc. (a)	4,034	62,890
H&E Equipment Services, Inc. (a)	2,900	23,113
Hardinge, Inc.	1,900	14,554
Hurco Companies, Inc. (a)	1,571	28,388
IDEX Corp.	10,086	358,154
John Bean Technologies Corp.	3,105	50,022
Joy Global, Inc.	13,273	933,357
Kadant, Inc. (a)	1,121	21,198
Kaydon Corp.	4,100	141,860

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Engineering (concluded)
Kennametal, Inc.	11,300	$349,509
Key Technology Inc. (a)	1,100	14,212
Kimball International, Inc., Class B	2,800	16,324
Lincoln Electric Holdings, Inc.	5,964	344,838
Lindsay Manufacturing Co. (b)	2,000	86,640
Lydall, Inc. (a)	1,800	13,248
MFRI, Inc. (a)	1,400	9,562
Manitowoc Co.	16,600	201,026
Met-Pro Corp.	1,700	17,153
Mine Safety Appliances Co.	3,300	89,430
Mueller Industries, Inc.	4,519	119,708
NACCO Industries, Inc., Class A	991	86,603
NN, Inc. (a)	3,590	29,618
Navistar International Corp. (a)	7,400	322,936
Nordson Corp.	4,656	343,101
Oshkosh Corp. (a)	13,315	366,163
PMFG, Inc. (a)	1,583	26,990
Pentair, Inc.	12,448	418,626
Robbins & Myers, Inc.	3,200	85,696
SPX Corp.	6,748	427,013
Sauer-Danfoss, Inc. (a)	1,100	23,419
Spartan Motors, Inc.	3,324	15,423
Standex International Corp.	2,500	60,475
Sun Hydraulics, Inc.	1,884	53,110
Sypris Solutions, Inc. (a)	2,109	6,538
Tecumseh Products Co., Class A (a)	1,800	20,646
Tennant Co.	2,423	74,871
Terex Corp. (a)	13,567	310,956
Timken Co.	10,900	418,124
Toro Co.	4,890	274,965
Trinity Industries, Inc.	9,762	217,400
Twin Disc, Inc.	1,600	22,320
Wabash National Corp. (a)	6,050	48,945
Westinghouse Air Brake Technologies Corp.	5,992	286,358
Williams Controls, Inc.	500	4,560
Woodward Governor Co.	7,068	229,145

		11,393,713

Industrial Metals & Mining — 0.9%
Ampco-Pittsburgh Corp.	1,207	29,958
Carpenter Technology Corp.	5,377	181,259
Century Aluminum Co. (a)	8,440	111,155
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	14,400	208,656
Friedman Industries, Inc.	600	4,080
Haynes International, Inc.	1,947	67,989
Horsehead Holding Corp. (a)	5,200	51,324
Intrepid Potash, Inc. (a)	6,100	159,027
Kaiser Aluminum Corp.	2,799	119,769
Olympic Steel, Inc.	1,905	43,796
RTI International Metals, Inc. (a)	4,200	128,604
Reliance Steel & Aluminum Co.	9,307	386,520
Southern Copper Corp.	27,673	971,876
Steel Dynamics, Inc.	27,604	389,492
Synalloy Corp.	1,300	11,115
USEC, Inc. (a)	13,150	68,248
Universal Stainless & Alloy Products, Inc. (a)	916	22,497
Uranium Energy Corp. (a)(b)	8,800	28,864
Uranium Resources, Inc. (a)	7,012	8,765
WHX Corp. (a)	1,819	15,207

Common Stocks	Shares	Value

Industrial Metals & Mining (concluded)
Worthington Industries, Inc.	7,570	$113,777

		3,121,978

Industrial Transportation — 1.5%
ATC Technology Corp. (a)	2,504	61,949
Air Transport Services Group, Inc. (a)	7,785	47,411
Aircastle Ltd.	5,600	47,488
Alexander & Baldwin, Inc.	5,103	177,789
American Commercial Lines, Inc. (a)	1,407	39,227
Arkansas Best Corp.	4,035	97,768
Atlas Air Worldwide Holdings, Inc. (a)	3,900	196,170
Celadon Group, Inc. (a)	2,629	36,306
Con-way, Inc.	8,426	261,122
Covenant Transport Group, Class A (a)	3,019	22,552
DHT Holdings, Inc.	6,662	27,514
Dynamex, Inc. (a)	1,496	22,814
Eagle Bulk Shipping, Inc. (a)(b)	10,861	56,694
Forward Air Corp.	3,582	93,132
Frozen Food Express Industries, Inc. (a)	5,389	14,928
Genco Shipping & Trading Ltd. (a)(b)	3,878	61,815
General Maritime Corp.	9,252	45,427
Genesee & Wyoming, Inc., Class A (a)	4,751	206,146
HUB Group, Inc., Class A (a)	5,411	158,326
Heartland Express, Inc.	7,008	104,209
Horizon Lines, Inc., Class A	3,300	13,860
International Shipholding Corp.	600	16,944
J.B. Hunt Transport Services, Inc.	13,000	451,100
Kansas City Southern (a)	12,912	483,038
Kirby Corp. (a)	6,916	277,055
Knight Transportation, Inc.	6,757	130,613
Landstar System, Inc.	6,623	255,780
Marten Transport Ltd.	1,888	43,764
Old Dominion Freight Line, Inc. (a)	7,143	181,575
Overseas Shipholding Group, Inc.	3,600	123,552
P.A.M. Transportation Services, Inc. (a)	600	7,548
PHH Corp. (a)	6,508	137,058
Pacer International, Inc. (a)	7,000	42,280
Patriot Transportation Holding, Inc. (a)	193	13,535
Quality Distribution, Inc. (a)	3,097	19,728
Railamerica, Inc. (a)	2,600	25,038
SMF Energy Corp. (a)	134	182
Saia, Inc. (a)	3,200	47,776
Ship Finance International Ltd.	5,578	108,381
TAL International Group, Inc.	1,400	33,908
Teekay Corp.	5,425	145,010
Textainer Group Holdings Ltd.	1,900	50,806
USA Truck, Inc. (a)	1,082	16,208
UTI Worldwide, Inc.	13,017	209,313
Universal Truckload Services, Inc. (a)	900	14,094
Werner Enterprises, Inc.	7,800	159,822
Willis Lease Finance Corp. (a)	200	2,022
World Fuel Services Corp.	7,600	197,676

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	13

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Transportation (concluded)
YRC Worldwide, Inc. (a)	10,214	$2,554

		4,989,007

Leisure Goods — 0.9%
Activision Blizzard, Inc. (c)	72,188	781,074
Arctic Cat, Inc. (a)	1,300	13,325
Brunswick Corp.	11,400	173,508
Callaway Golf Co.	11,400	79,800
DTS, Inc. (a)	3,100	118,327
Drew Industries, Inc. (a)	2,200	45,892
Emerson Radio Corp.	2,998	6,746
Escalade, Inc. (a)	1,740	8,369
Garmin Ltd. (b)	15,983	485,084
Glu Mobile, Inc. (a)	4,200	5,922
Jakks Pacific, Inc. (a)	5,313	93,721
Koss Corp.	400	2,172
Leapfrog Enterprises, Inc. (a)	7,653	41,938
Majesco Entertainment Co. (a)	1,500	990
Marine Products Corp. (a)	700	4,298
Meade Instruments Corp. (a)	433	1,347
Nautilus, Inc. (a)	2,400	3,192
Polaris Industries, Inc.	3,838	249,854
Pool Corp.	6,201	124,454
RC2 Corp. (a)	2,343	49,086
Steinway Musical Instruments, Inc. (a)	1,310	22,558
THQ, Inc. (a)	10,326	41,511
Take-Two Interactive Software, Inc. (a)	10,674	108,234
Thor Industries, Inc.	4,463	149,064
TiVo, Inc. (a)	13,694	124,068
Universal Electronics, Inc. (a)	1,700	35,445
Winnebago Industries, Inc. (a)	4,500	46,890

		2,816,869

Life Insurance — 0.4%
American Equity Investment Life Holding Co.	6,608	67,666
American Independence Corp. (a)	313	1,455
Amerisafe, Inc. (a)	3,900	73,242
Atlantic American Corp. (a)	1,107	1,882
CNO Financial Group, Inc. (a)	32,800	181,712
Citizens, Inc. (a)	4,314	29,723
Delphi Financial Group, Inc., Class A	7,250	181,178
eHealth, Inc. (a)	4,100	52,972
Employers Holdings, Inc.	5,500	86,735
FBL Financial Group, Inc., Class A	1,700	44,166
Independence Holding Co.	720	5,054
Kansas City Life Insurance Co.	858	26,761
National Western Life Insurance Co., Class A	359	50,504
The Phoenix Cos., Inc. (a)	11,427	23,997
Presidential Life Corp.	3,100	30,380
Protective Life Corp.	10,855	236,205
Stancorp Financial Group, Inc.	6,900	262,200
Symetra Financial Corp.	11,721	122,602

		1,478,434

Machinery: Agricultural — 2.1%
Allis-Chalmers Energy, Inc. (a)	4,641	19,353
Atwood Oceanics, Inc. (a)	7,600	231,420
Basic Energy Services, Inc. (a)	2,600	22,152

Common Stocks	Shares	Value

Machinery: Agricultural (concluded)
Bolt Technology Corp. (a)	1,300	$13,325
Brenham Oil & Gas, Inc. (a)	5,673	340
Bristow Group, Inc. (a)	4,090	147,567
Bronco Drilling Co., Inc. (a)	6,500	25,935
CARBO Ceramics, Inc.	2,756	223,236
Cal Dive International, Inc. (a)	11,682	63,901
Chart Industries, Inc. (a)	4,700	95,692
Complete Production Services, Inc. (a)	9,200	188,140
Crosstex Energy, Inc.	8,100	63,990
Dawson Geophysical Co. (a)	1,900	50,635
Dresser-Rand Group, Inc. (a)	10,544	388,968
Dril-Quip, Inc. (a)	3,664	227,571
Exterran Holdings, Inc. (a)	8,863	201,279
Flotek Industries, Inc. (a)	2,400	3,312
Geokinetics, Inc. (a)	1,500	9,300
Global Industries Ltd. (a)	12,174	66,592
Gulf Island Fabrication, Inc.	1,630	29,666
Gulfmark Offshore, Inc., Class A (a)	3,172	97,444
Halliburton Co.	—	1
Helix Energy Solutions Group, Inc. (a)	11,472	127,798
Hercules Offshore, Inc. (a)	18,700	49,555
Hornbeck Offshore Services, Inc. (a)	3,100	60,419
ION Geophysical Corp. (a)	13,995	71,934
Key Energy Services, Inc. (a)	15,456	146,987
Lufkin Industries, Inc.	4,182	183,590
Matrix Service Co. (a)	5,200	45,500
Mitcham Industries, Inc. (a)	1,700	12,580
NGAS Resources, Inc. (a)	4,700	4,078
Natural Gas Services Group (a)	2,200	32,494
Newpark Resources, Inc. (a)	10,364	87,058
OGE Energy Corp.	12,512	498,853
OYO Geospace Corp. (a)	1,173	67,893
Oceaneering International, Inc. (a)	7,651	412,083
Oil States International, Inc. (a)	6,616	307,975
Omni Energy Services Corp. (a)	4,113	11,228
PHI, Inc. (a)	1,900	30,742
Parker Drilling Co. (a)	13,963	60,739
Patterson-UTI Energy, Inc.	21,410	365,683
Pioneer Drilling Co. (a)	5,500	35,090
Pride International, Inc. (a)	20,303	597,517
RPC, Inc.	4,112	87,010
SEACOR Holdings, Inc. (a)	2,747	233,935
Seahawk Drilling, Inc. (a)	2,394	20,253
Sulphco, Inc. (a)	12,700	4,572
Superior Energy Services, Inc. (a)	9,553	254,970
T-3 Energy Services, Inc. (a)	2,200	57,530
Tesco Corp. (a)	4,077	49,046
Tetra Technologies, Inc. (a)	9,221	94,054
Tidewater, Inc.	7,155	320,616
Union Drilling, Inc. (a)	2,700	12,096
Unit Corp. (a)	7,024	261,925

		6,775,622

Media — 3.1%
AH Belo Corp. (a)	1,296	9,163
Acxiom Corp. (a)	11,400	180,804
Alloy, Inc. (a)	1,300	12,623
American Greetings Corp., Class A	5,200	96,668
Arbitron, Inc.	4,200	117,474

14	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (continued)
Ascent Media Corp., Class A (a)	1,406	$37,554
Avid Technology, Inc. (a)	3,356	43,997
Beasley Broadcasting Group, Inc., Class A (a)	4,100	21,689
Belo Corp., Class A (a)	10,738	66,576
CKx, Inc. (a)	9,251	45,330
CSS Industries, Inc.	904	15,630
CTN Media Group, Inc. (a)	50	—
Cablevision Systems Corp., Class A	30,641	802,488
Clear Channel Outdoor Holdings, Inc., Class A (a)	6,200	70,866
ComScore, Inc. (a)	2,744	64,539
Constant Contact, Inc. (a)	5,219	111,843
Courier Corp.	2,237	31,810
Crown Media Holdings, Inc., Class A (a)	1,500	3,585
Cumulus Media, Inc., Class A (a)	6,165	17,324
DG FastChannel, Inc. (a)	5,292	115,101
DISH Network Corp.	27,178	520,730
Dex One Corp. (a)	6,193	76,050
The Dolan Co. (a)	4,000	45,480
Dolby Laboratories, Inc., Class A (a)	6,700	380,627
DreamWorks Animation SKG, Inc., Class A (a)	9,500	303,145
EDCI Holdings, Inc.	2,044	6,929
EW Scripps Co. (a)	3,233	25,476
Emmis Communications Corp., Class A (a)	6,400	4,992
Entercom Communications Corp.	3,000	23,580
Entravision Communications Corp., Class A (a)	6,500	12,935
Factset Research Systems, Inc.	5,750	466,498
Fisher Communications, Inc. (a)	700	12,201
Global Traffic Network, Inc. (a)	2,090	10,513
Gray Television, Inc. (a)	10,300	20,703
Harte-Hanks, Inc.	4,300	50,181
Hollywood Media Corp. (a)	4,300	5,289
iBEAM Broadcasting Corp. (a)	80	—
IHS, Inc., Class A (a)	5,852	397,936
interCLICK, Inc. (a)	3,628	14,730
John Wiley & Sons, Inc., Class A	5,977	244,220
Journal Communications, Inc., Class A (a)	4,500	20,295
Knology, Inc. (a)	3,500	47,005
The Knot, Inc. (a)	3,100	28,303
Lamar Advertising Co., Class A (a)	9,607	305,695
Lee Enterprises, Inc. (a)	5,300	14,204
Liberty Global, Inc. (a)	29,841	919,401
Liberty Global, Inc., Series C (a)	3,727	113,897
Liberty Media Corp. - Starz, Series A (a)	6,932	449,748
Liberty Media Holding Corp. - Capital (a)	10,934	569,224
Liberty Media Holding Corp. - Interactive (a)	79,436	1,089,068
Lin TV Corp., Class A (a)	3,200	14,208
Local.com Corp. (a)	500	2,210
LodgeNet Interactive Corp. (a)	3,600	10,080
Marchex, Inc., Class B	3,200	17,440
Martha Stewart Living Omnimedia, Inc., Class A (a)	4,241	20,102
McClatchy Co., Class A (a)(b)	8,231	32,348
Media General, Inc., Class A (a)	2,100	18,816

Common Stocks	Shares	Value

Media (concluded)
Mediacom Communications Corp., Class A (a)	5,900	$38,999
Morningstar, Inc. (a)	2,611	116,346
National CineMedia, Inc.	5,100	91,290
New Frontier Media, Inc. (a)	5,400	9,612
Nexstar Broadcasting Group, Inc., Class A (a)	4,500	23,175
Outdoor Channel Holdings, Inc. (a)	1,234	6,824
PDI, Inc. (a)	1,330	11,624
Playboy Enterprises, Inc., Class B (a)	6,168	31,704
Primedia, Inc.	3,905	14,839
Radio One, Inc., Class D (a)	4,021	3,539
SPAR Group, Inc. (a)	1,400	1,400
Saga Communications, Inc. (a)	357	7,247
Salem Communications Corp., Class A (a)	1,600	4,640
Schawk, Inc.	2,100	38,766
Scholastic Corp.	3,810	105,994
Sinclair Broadcast Group, Inc., Class A (a)	8,400	58,968
Sirius XM Radio, Inc. (a)(b)	497,912	597,494
Spanish Broadcasting System, Inc., Class A (a)	6,546	5,695
SuperMedia, Inc. (a)	2,560	27,059
TechTarget, Inc. (a)	1,100	5,775
TheStreet.com, Inc.	4,711	13,238
Valassis Communications, Inc. (a)	7,109	240,924
Value Line, Inc.	100	1,387
ValueClick, Inc. (a)	12,408	162,297
Vertro, Inc. (a)	880	2,288
Warner Music Group Corp. (a)	7,700	34,650
WebMD Health Corp., Class A (a)	6,859	342,058
WebMediaBrands, Inc. (a)	1,900	1,691

		10,158,846

Mining — 1.2%
AMCOL International Corp.	3,306	86,584
Allied Nevada Gold Corp. (a)	9,537	252,730
Alpha Natural Resources, Inc. (a)	15,401	633,751
Arch Coal, Inc.	21,631	577,764
Capital Gold Corp. (a)	6,889	33,274
Cloud Peak Energy, Inc. (a)	5,200	94,900
Coeur d’Alene Mines Corp. (a)	10,201	203,204
Compass Minerals International, Inc.	4,600	352,452
Evergreen Energy, Inc. (a)	684	923
General Moly, Inc. (a)	6,700	24,522
Hecla Mining Co. (a)(b)	29,585	186,977
International Coal Group, Inc. (a)	16,871	89,754
James River Coal Co. (a)	4,305	75,467
Molycorp, Inc. (a)	2,679	75,789
National Coal Corp. (a)	1,050	1,021
Patriot Coal Corp. (a)	10,192	116,291
Royal Gold, Inc.	7,635	380,528
Solitario Exploration & Royalty Corp. (a)	6,600	15,114
Stillwater Mining Co. (a)	7,184	120,979
Timberline Resources Corp. (a)(b)	6,000	7,020
US Energy Corp. Wyoming (a)	5,200	23,608
US Gold Corp. (a)	16,300	81,011

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	15

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mining (concluded)
Vista Gold Corp. (a)	3,800	$9,766
Walter Industries, Inc.	7,119	578,704
Westmoreland Coal Co. (a)	1,600	15,776

		4,037,909

Mobile Telecommunications — 1.2%
Atlantic Tele-Network, Inc.	1,218	59,974
Crown Castle International Corp. (a)	32,084	1,416,509
FiberTower Corp. (a)	6,288	26,661
Globalstar, Inc. (a)	7,142	12,427
Leap Wireless International, Inc. (a)	8,246	101,838
NII Holdings, Inc. (a)	22,000	904,200
NTELOS Holdings Corp.	5,300	89,676
ORBCOMM, Inc. (a)	5,839	13,255
SBA Communications Corp., Class A (a)(b)	16,100	648,830
Shenandoah Telecom Co.	2,000	36,340
Telephone & Data Systems, Inc.	8,800	288,640
Telephone & Data Systems, Inc., Special Shares	2,900	82,215
TerreStar Corp. (a)	5,100	1,770
U.S. Cellular Corp. (a)	1,805	82,976
USA Mobility, Inc.	5,300	84,959

		3,850,270

Nonlife Insurance — 3.9%
21st Century Holding Co.	2,379	8,303
AMBAC Financial Group, Inc. (a)(b)	33,212	18,433
Affirmative Insurance Holdings, Inc. (a)	3,097	11,149
Alleghany Corp. (a)	955	289,394
Allied World Assurance Holdings Ltd.	5,900	333,881
American Financial Group, Inc.	9,754	298,277
American National Insurance Co.	2,222	168,805
American Physicians Capital, Inc.	1,933	80,142
American Safety Insurance Holdings Ltd. (a)	3,100	50,654
AmTrust Financial Services, Inc.	4,300	62,436
Arch Capital Group Ltd. (a)	6,587	551,991
Argo Group International Holdings Ltd.	4,739	164,633
Arthur J. Gallagher & Co.	12,661	333,871
Aspen Insurance Holdings Ltd.	10,800	327,024
Assured Guaranty Ltd.	21,196	362,664
Axis Capital Holdings Ltd.	15,875	522,922
Baldwin & Lyons, Inc., Class B	950	24,177
Brown & Brown, Inc.	15,700	316,983
CNA Financial Corp. (a)	4,034	112,912
CNA Surety Corp. (a)	1,900	34,048
Donegal Group, Inc., Class A	500	6,535
EMC Insurance Group, Inc.	1,100	23,452
Eastern Insurance Holdings, Inc.	1,900	19,817
Endurance Specialty Holdings Ltd.	7,000	278,600
Enstar Group Ltd. (a)	800	58,080
Erie Indemnity Co., Class A	4,388	245,991
Everest Re Group Ltd.	7,368	637,111
FPIC Insurance Group, Inc. (a)	2,400	84,216
First Acceptance Corp. (a)	1,327	2,243

Common Stocks	Shares	Value

Nonlife Insurance (concluded)
First American Financial Corp.	16,289	$243,358
First Mercury Financial Corp.	2,400	24,192
Flagstone Reinsurance Holdings SA	4,500	47,745
Global Indemnity Plc (a)	1,350	21,668
Greenlight Capital Re Ltd. (a)	3,700	92,574
HCC Insurance Holdings, Inc.	13,972	364,529
The Hanover Insurance Group, Inc.	6,700	314,900
Harleysville Group, Inc.	1,400	45,906
Horace Mann Educators Corp.	4,300	76,454
Infinity Property & Casualty Corp.	1,800	87,786
InsWeb Corp. (a)	662	3,687
Life Partners Holdings, Inc.	1,831	34,844
MBIA, Inc. (a)	20,546	206,487
Maiden Holdings Ltd.	5,278	40,166
Markel Corp. (a)	1,264	435,562
Meadowbrook Insurance Group, Inc.	5,081	45,577
Mercer Insurance Group, Inc.	1,400	24,920
Mercury General Corp.	3,097	126,574
Montpelier Re Holdings Ltd.	9,300	161,076
NYMAGIC, Inc.	600	15,402
National Interstate Corp.	600	13,062
National Security Group, Inc.	120	1,286
Navigators Group, Inc. (a)	1,700	75,871
Old Republic International Corp.	30,344	420,264
OneBeacon Insurance Group Ltd.	4,600	65,734
PMA Capital Corp., Class A (a)	4,695	35,400
PartnerRe Ltd.	8,631	692,034
Platinum Underwriters Holdings Ltd.	7,200	313,344
ProAssurance Corp. (a)	4,400	253,396
RLI Corp.	2,100	118,902
Reinsurance Group of America, Inc.	9,302	449,194
RenaissanceRe Holdings Ltd.	7,700	461,692
Safety Insurance Group, Inc.	1,800	75,636
SeaBright Holdings, Inc.	4,700	37,882
Selective Insurance Group, Inc.	5,800	94,482
State Auto Financial Corp.	1,425	21,674
Tower Group, Inc.	6,270	146,404
Transatlantic Holdings, Inc.	8,162	414,793
Unico American Corp.	300	2,703
United Fire & Casualty Co.	2,504	53,110
Unitrin, Inc.	5,170	126,096
Universal Insurance Holdings, Inc.	6,100	27,389
Validus Holdings Ltd.	11,455	301,954
W.R. Berkley Corp.	17,090	462,626
Wesco Financial Corp.	168	60,169
White Mountains Insurance Group, Inc.	777	239,673

		12,806,921

Oil & Gas Producers — 3.9%
ATP Oil & Gas Corp. (a)(b)	6,400	87,360
Abraxas Petroleum Corp. (a)	9,427	26,773
Adams Resources & Energy, Inc.	800	14,200
Alon USA Energy, Inc.	1,500	8,100
American Oil & Gas, Inc. (a)	9,900	80,190
Apco Oil and Gas International, Inc.	1,241	42,951
Approach Resources, Inc. (a)	1,926	21,533
Atlas Energy, Inc. (a)	12,728	364,530

16	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil & Gas Producers (continued)
BPZ Resources, Inc. (a)(b)	15,154	$58,040
Barnwell Industries, Inc. (a)	2,673	8,634
Berry Petroleum Co., Class A	6,615	209,894
Bill Barrett Corp. (a)	5,544	199,584
Brigham Exploration Co. (a)	14,980	280,875
CREDO Petroleum Corp. (a)	1,700	14,042
CVR Energy, Inc. (a)	7,100	58,575
Callon Petroleum Co. (a)	2,686	13,296
Carrizo Oil & Gas, Inc. (a)	6,570	157,286
Cheniere Energy, Inc. (a)	9,500	23,940
Cimarex Energy Co.	11,330	749,819
Clayton Williams Energy, Inc. (a)	1,500	75,885
Cobalt International Energy, Inc. (a)	39,300	375,315
Comstock Resources, Inc. (a)	6,600	148,434
Concho Resources, Inc. (a)	10,891	720,657
Contango Oil & Gas Co. (a)	1,767	88,633
Continental Resources, Inc. (a)	4,185	194,017
Delek US Holdings, Inc.	1,600	11,456
Delta Petroleum Corp. (a)(b)	24,435	19,221
Double Eagle Pete & Mining Co. (a)	4,983	21,925
EXCO Resources, Inc.	22,430	333,534
Endeavour International Corp. (a)	20,400	26,316
Energen Corp.	9,548	436,535
FX Energy, Inc. (a)	5,900	24,426
Forest Oil Corp. (a)	15,544	461,657
Frontier Oil Corp.	13,398	179,533
GMX Resources Inc. (a)(b)	4,923	23,926
Gasco Energy, Inc. (a)	5,700	1,704
GeoMet, Inc. (a)	7,532	6,492
GeoPetro Resources Co. (a)	9,626	4,717
GeoResources, Inc. (a)	1,532	24,359
Goodrich Petroleum Corp. (a)	4,098	59,708
Gulfport Energy Corp. (a)	3,900	53,976
Harvest Natural Resources, Inc. (a)	7,300	76,066
Holly Corp.	5,700	163,875
Houston American Energy Corp.	2,100	21,000
Magnum Hunter Resources Corp. (a)	10,000	41,400
Mariner Energy, Inc. (a)	12,399	300,428
McMoRan Exploration Co. (a)	11,026	189,757
Newfield Exploration Co. (a)	18,692	1,073,668
Northern Oil And Gas, Inc. (a)	5,772	97,778
Oasis Petroleum, Inc. (a)	5,576	108,007
Panhandle Oil & Gas, Inc.	1,157	28,566
Penn Virginia Corp.	6,800	109,072
PetroHawk Energy Corp. (a)	39,117	631,348
Petroleum Development Corp. (a)	3,590	99,084
Petroquest Energy, Inc. (a)	8,675	52,831
Plains Exploration & Production Co. (a)	18,215	485,794
PostRock Energy Corp. (a)	2,589	8,570
Quicksilver Resources, Inc. (a)	15,260	192,276
Ram Energy Resources, Inc. (a)	7,700	12,012
Resolute Energy Corp. (a)	6,031	66,703
Rex Energy Corp. (a)	5,500	70,400
Rosetta Resources, Inc. (a)	8,328	195,625
SM Energy Co.	9,013	337,627
SandRidge Energy, Inc. (a)	48,511	275,542
Southern Union Co.	14,676	353,105
Stone Energy Corp. (a)	5,609	82,621
Swift Energy Co. (a)	4,774	134,054
Syntroleum Corp. (a)	9,000	16,830

Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
Toreador Resources Corp. (a)	4,100	$45,838
Tri-Valley Corp. (a)	9,954	6,669
Ultra Petroleum Corp. (a)	19,829	832,421
Vaalco Energy, Inc. (a)	7,329	42,068
Venoco, Inc. (a)	2,700	53,001
W&T Offshore, Inc.	4,494	47,636
Warren Resources, Inc. (a)	16,300	64,711
Western Refining, Inc. (a)(b)	5,927	31,057
Whiting Petroleum Corp. (a)	7,738	739,056
Zion Oil & Gas, Inc. (a)(b)	4,585	23,750

		12,822,294

Personal Goods — 1.5%
Alberto-Culver Co.	11,058	416,334
American Apparel, Inc. (a)	3,100	3,813
Carter’s, Inc. (a)	7,191	189,339
Charles & Colvard Ltd. (a)	4,480	9,901
Cherokee, Inc.	2,400	43,776
Columbia Sportswear Co.	2,116	123,659
Crocs, Inc. (a)	11,935	155,274
Culp, Inc. (a)	2,100	20,580
Deckers Outdoor Corp. (a)	5,268	263,189
Elizabeth Arden, Inc. (a)	4,500	89,955
Fossil, Inc. (a)	6,117	329,033
G-III Apparel Group, Ltd. (a)	1,726	54,162
Hanesbrands, Inc. (a)	11,952	309,079
Heelys, Inc. (a)	3,956	9,494
Helen of Troy Ltd. (a)	4,500	113,805
Iconix Brand Group, Inc. (a)	10,781	188,667
Inter Parfums, Inc.	2,450	43,095
Joe’s Jeans, Inc. (a)	11,900	25,109
Jones Apparel Group, Inc.	10,600	208,184
K-Swiss, Inc., Class A (a)	3,200	40,800
Kenneth Cole Productions, Inc., Class A (a)	2,900	48,343
Lacrosse Footwear, Inc.	500	6,905
Lakeland Industries, Inc. (a)	1,210	11,072
Liz Claiborne, Inc. (a)(b)	12,689	77,149
Maidenform Brands, Inc. (a)	2,563	73,943
Movado Group, Inc. (a)	2,600	28,288
Orchids Paper Products Co. (a)	1,900	27,455
Oxford Industries, Inc.	1,900	45,182
Parlux Fragrances, Inc. (a)	3,918	8,816
Perry Ellis International, Inc. (a)	2,487	54,341
Phillips-Van Heusen Corp.	7,257	436,581
Phoenix Footwear Group, Inc. (a)	1,000	340
Physicians Formula Holdings, Inc. (a)	3,138	9,602
Quiksilver, Inc. (a)	14,934	58,392
Revlon, Inc., Class A (a)	2,189	27,625
Rocky Brands, Inc. (a)	1,000	7,620
Skechers U.S.A., Inc., Class A (a)	4,732	111,155
Steven Madden Ltd. (a)	4,050	166,293
Superior Uniform Group, Inc.	1,500	13,875
Tandy Brands Accessories, Inc. (a)	1,401	4,539
Timberland Co., Class A (a)	4,972	98,495
True Religion Apparel, Inc. (a)	4,200	89,628
Under Armour, Inc., Class A (a)(b)	5,274	237,541
Unifi, Inc. (a)	4,272	19,267
Volcom, Inc. (a)	2,200	42,064
The Warnaco Group, Inc. (a)	6,400	327,232
Weyco Group, Inc.	700	16,954

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Personal Goods (concluded)
Wolverine World Wide, Inc.	5,766	$167,272

		4,853,217

Pharmaceuticals & Biotechnology — 4.6%
AMAG Pharmaceuticals, Inc. (a)	3,200	55,072
ARCA Biopharma, Inc. (a)	511	1,952
ARYx Therapeutics, Inc. (a)	2,900	1,160
AVI BioPharma, Inc. (a)	19,500	35,880
Aastrom Biosciences, Inc. (a)	7,528	11,668
The Abraxis Bioscience, Inc. (a)	1,145	88,554
Acadia Pharmaceuticals, Inc. (a)	4,500	4,100
Achillion Pharmaceuticals, Inc. (a)	9,800	29,596
Acorda Therapeutics, Inc. (a)	6,819	225,163
Acura Pharmaceuticals, Inc. (a)(b)	2,600	6,474
Adolor Corp. (a)	7,200	7,776
Affymax, Inc. (a)	1,300	7,735
Affymetrix, Inc. (a)	10,960	49,978
Akorn, Inc. (a)	8,100	32,724
Albany Molecular Research, Inc. (a)	2,000	12,760
Alexion Pharmaceuticals, Inc. (a)	11,545	743,036
Alexza Pharmaceuticals, Inc. (a)	3,600	11,412
Alkermes, Inc. (a)	14,200	208,030
Allos Therapeutics, Inc. (a)	13,000	61,360
Alnylam Pharmaceuticals, Inc. (a)	4,223	51,858
Amicus Therapeutics, Inc. (a)	1,700	6,647
Amylin Pharmaceuticals, Inc. (a)	17,715	369,358
Anadys Pharmaceuticals, Inc. (a)	10,400	24,128
Antigenics, Inc. (a)	12,100	11,979
Ardea Biosciences, Inc. (a)	1,900	43,700
Arena Pharmaceuticals, Inc. (a)(b)	15,357	24,110
Ariad Pharmaceuticals, Inc. (a)	18,624	71,144
Arqule, Inc. (a)	5,130	26,420
Array Biopharma, Inc. (a)	10,600	34,238
AspenBio Pharma, Inc. (a)	1,794	915
Auxilium Pharmaceuticals, Inc. (a)	6,200	153,636
Avanir Pharmaceuticals, Inc. (a)	7,050	22,490
BioCryst Pharmaceuticals, Inc. (a)	3,937	19,449
Biodel, Inc. (a)	600	3,180
BioMarin Pharmaceuticals, Inc. (a)	14,300	319,605
BioMimetic Therapeutics, Inc. (a)	1,750	19,950
Biosante Pharmaceuticals, Inc. (a)	9,451	15,878
CPEX Pharmaceuticals, Inc. (a)	90	2,073
Cadence Pharmaceuticals, Inc. (a)(b)	2,985	24,925
Caliper Life Sciences, Inc. (a)	4,957	19,778
Capstone Therapeutics Corp. (a)	4,100	3,731
Caraco Pharmaceutical Laboratories Ltd. (a)	1,400	7,532
Cel-Sci Corp. (a)	23,000	14,720
Celera Corp. (a)	8,800	59,312
Cell Therapeutics, Inc. (a)	79,042	30,589
Celldex Therapeutics, Inc. (a)	7,466	29,864
Cerus Corp. (a)(b)	10,900	41,856
Charles River Laboratories International, Inc. (a)	8,266	274,018
Chelsea Therapeutics International, Inc. (a)	7,185	36,787
Columbia Laboratories, Inc. (a)	7,400	8,066
Cubist Pharmaceuticals, Inc. (a)	8,200	191,798
Cumberland Pharmaceuticals, Inc. (a)	600	3,486

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Curis, Inc. (a)	14,000	$19,180
Cypress Bioscience, Inc. (a)	7,500	28,875
Cytokinetics, Inc. (a)	4,200	11,088
Cytori Therapeutics, Inc. (a)	6,000	29,340
CytRx Corp. (a)	24,700	18,523
Dendreon Corp. (a)	17,617	725,468
Depomed, Inc. (a)	7,300	32,704
Discovery Laboratories, Inc. (a)	26,500	5,671
Durect Corp. (a)	7,200	18,288
Dusa Pharmaceuticals, Inc. (a)	4,249	10,410
Dyax Corp. (a)	11,394	27,004
Dynavax Technologies Corp. (a)	8,211	14,862
Emergent Biosolutions, Inc. (a)	2,500	43,150
Endo Pharmaceuticals Holdings, Inc. (a)	14,600	485,304
Entremed, Inc. (a)	2,859	10,893
Enzo Biochem, Inc. (a)	3,973	15,097
Enzon Pharmaceuticals, Inc. (a)	7,400	83,250
EpiCept Corp. (a)	4,465	2,844
Exact Sciences Corp. (a)	3,653	26,448
Exelixis, Inc. (a)	12,569	49,270
Furiex Pharmaceuticals, Inc. (a)	1,275	14,382
GTx, Inc. (a)	2,400	8,256
Gen-Probe, Inc. (a)	6,300	305,298
General Liquidating Trust Certificates (a)	566	1
Genomic Health, Inc. (a)	2,100	28,056
GenVec, Inc. (a)	21,538	12,923
Geron Corp. (a)	14,100	77,973
Halozyme Therapeutics, Inc. (a)	9,281	71,557
Harbor BioSciences, Inc. (a)	2,300	442
Harvard Bioscience, Inc. (a)	5,782	21,972
Helicos BioSciences Corp. (a)	500	241
Hemispherx Biopharma, Inc. (a)	9,683	5,422
Hi-Tech Pharmacal Co., Inc. (a)	1,706	34,529
Human Genome Sciences, Inc. (a)	24,788	738,435
Idenix Pharmaceuticals, Inc. (a)	5,014	15,543
Idera Pharmaceuticals, Inc. (a)	3,919	12,894
Illumina, Inc. (a)(b)	15,992	786,806
ImmunoGen, Inc. (a)	10,000	62,700
Immunomedics, Inc. (a)	13,200	42,504
Impax Laboratories, Inc. (a)	7,500	148,500
Incyte Corp. (a)	16,185	258,798
Infinity Pharmaceuticals, Inc. (a)	2,563	14,122
Inovio Pharmaceuticals Inc. (a)	13,600	17,000
Insmed, Inc. (a)	13,600	9,792
Inspire Pharmaceuticals, Inc. (a)	7,623	45,357
InterMune, Inc. (a)	6,584	89,674
Ironwood Pharmaceuticals, Inc. (a)	1,602	16,308
Isis Pharmaceuticals, Inc. (a)	11,630	97,692
Ista Pharmaceuticals, Inc. (a)	5,300	21,730
Jazz Pharmaceuticals, Inc. (a)	2,709	29,068
K-V Pharmaceutical Co., Class A (a)	4,100	9,594
Keryx Biopharmaceuticals, Inc. (a)(b)	8,751	42,092
Lexicon Genetics, Inc. (a)	26,191	41,906
Ligand Pharmaceuticals, Inc., Class B (a)	19,022	30,055
Luminex Corp. (a)	5,300	84,800
MAP Pharmaceuticals, Inc. (a)	2,766	42,320
MannKind Corp. (a)(b)	9,700	65,572

18	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Marina Biotech, Inc. (a)(b)	847	$2,024
Matrixx Initiatives, Inc. (a)	654	3,335
Maxygen, Inc. (a)	6,900	39,951
Medicines Co. (a)	7,977	113,273
Medicis Pharmaceutical Corp., Class A	7,500	222,375
Medivation, Inc. (a)	5,359	69,667
Micromet, Inc. (a)	9,545	64,142
Molecular Insight Pharmaceuticals, Inc. (a)	3,700	2,997
Momenta Pharmaceuticals, Inc. (a)	4,634	69,742
Myrexis Inc. (a)	6,400	24,704
Myriad Genetics, Inc. (a)	12,700	208,407
NPS Pharmaceuticals, Inc. (a)	7,075	48,393
Nabi Biopharmaceuticals (a)	5,700	27,360
Nektar Therapeutics (a)	11,407	168,481
Neurocrine Biosciences, Inc. (a)	6,273	38,014
Nile Therapeutics, Inc. (a)	4,900	3,062
Novavax, Inc. (a)(b)	11,006	24,103
Obagi Medical Products, Inc. (a)	2,700	28,350
OncoGenex Pharmaceutical, Inc. (a)	876	13,000
Onyx Pharmaceuticals, Inc. (a)	8,200	216,316
Opko Health, Inc. (a)	16,308	36,530
Optimer Pharmaceuticals, Inc. (a)	3,700	33,929
Orchid Cellmark, Inc. (a)	3,008	4,602
Orexigen Therapeutics, Inc. (a)	6,800	40,324
Osiris Therapeutics, Inc. (a)	2,000	14,560
OxiGene, Inc. (a)	2,000	526
PDL BioPharma, Inc.	18,700	98,362
Pain Therapeutics, Inc. (a)	4,500	27,810
Palatin Technologies, Inc. (a)	1,060	1,717
Par Pharmaceutical Cos., Inc. (a)	5,000	145,400
Peregrine Pharmaceuticals, Inc. (a)	5,773	8,371
Perrigo Co.	11,100	712,842
Pharmacyclics, Inc. (a)	5,430	43,766
Pharmasset, Inc. (a)	3,148	92,866
Poniard Pharmaceuticals, Inc. (a)	933	560
Pozen, Inc. (a)	3,300	23,364
Prestige Brands Holdings, Inc. (a)	3,900	38,571
Progenics Pharmaceuticals, Inc. (a)	3,200	16,160
Questcor Pharmaceuticals, Inc. (a)	6,900	68,448
RXi Pharmaceuticals Corp. (a)	2,727	7,826
Raptor Pharmaceutical Corp. (a)	3,969	11,709
Regeneron Pharmaceuticals, Inc. (a)	8,178	224,077
Repligen Corp. (a)	5,927	20,211
Repros Therapeutics, Inc. (a)	1,300	484
Rexahn Pharmaceuticals, Inc. (a)	5,000	5,850
Rigel Pharmaceuticals, Inc. (a)	5,589	47,003
SIGA Technologies, Inc. (a)(b)	5,935	50,210
Salix Pharmaceuticals Ltd. (a)	7,753	307,949
Sangamo Biosciences, Inc. (a)(b)	4,200	14,406
Santarus, Inc. (a)	9,200	27,692
Savient Pharmaceuticals, Inc. (a)	9,384	214,612
Sciclone Pharmaceuticals, Inc. (a)	9,654	25,487
Seattle Genetics, Inc. (a)	9,757	151,526
Sequenom, Inc. (a)	6,120	42,901
Somaxon Pharmaceuticals, Inc. (a)	3,000	11,670
Spectrum Pharmaceuticals, Inc. (a)	7,416	30,925
StemCells, Inc. (a)(b)	18,475	15,334

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Strategic Diagnostics, Inc. (a)	5,000	$8,200
Sucampo Pharmaceuticals, Inc., Class A (a)	900	3,375
SuperGen, Inc. (a)	5,416	11,319
Synta Pharmaceuticals Corp. (a)	2,100	8,379
Talecris Biotherapeutics Holdings Corp. (a)	7,577	173,362
Targacept, Inc. (a)	2,166	48,388
Techne Corp.	4,805	296,613
Telik, Inc. (a)	8,430	6,070
Theravance, Inc. (a)	7,705	154,871
Threshold Pharmaceuticals, Inc. (a)	7,650	9,792
Transcept Pharmaceuticals, Inc. (a)	800	5,576
Trimeris, Inc. (a)	6,486	16,345
Trubion Pharmaceuticals, Inc. (a)	3,113	14,164
United Therapeutics Corp. (a)	8,004	448,304
Vanda Pharmaceuticals, Inc. (a)	3,911	26,125
Vertex Pharmaceuticals, Inc. (a)	26,346	910,781
Vical, Inc. (a)	7,500	16,725
ViroPharma, Inc. (a)	9,004	134,250
Vivus, Inc. (a)(b)	11,289	75,523
XOMA Ltd. (a)	4,226	12,932
Xenoport, Inc. (a)	3,000	21,330
ZymoGenetics, Inc. (a)	7,015	68,396

		15,000,729

Real Estate Investment & Services — 0.6%
American Realty Investors, Inc. (a)	500	4,060
Avatar Holdings, Inc. (a)	1,422	27,132
Brookfield Properties Corp.	33,410	518,523
Consolidated-Tomoka Land Co.	554	15,795
Forest City Enterprises, Inc., Class A (a)	15,055	193,156
Forestar Group, Inc. (a)	5,133	87,518
Grubb & Ellis Co. (a)	6,291	7,549
HFF, Inc., Class A (a)	2,700	25,056
Hilltop Holdings, Inc. (a)	5,680	54,414
Jones Lang LaSalle, Inc.	5,370	463,270
LoopNet, Inc. (a)	4,000	47,360
Market Leader, Inc. (a)	2,578	5,569
Maui Land & Pineapple Co., Inc. (a)	2,116	9,797
Move, Inc. (a)	17,315	38,612
Reis, Inc. (a)	2,000	12,780
The St. Joe Co. (a)	11,767	292,645
Stratus Properties, Inc. (a)	353	2,965
Tejon Ranch Co. (a)	1,617	35,040
Thomas Properties Group, Inc.	5,227	18,660
Transcontinental Realty Investors, Inc. (a)	393	3,533
ZipRealty, Inc. (a)	1,958	5,659

		1,869,093

Real Estate Investment Trusts (REITs) — 7.1%
AMB Property Corp.	21,360	565,399
ARMOUR Residential REIT, Inc.	1,879	13,191
Acadia Realty Trust	4,529	86,051
Agree Realty Corp.	2,200	55,550
Alexander’s, Inc.	551	173,995

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc. (c)	6,329	$443,030
American Campus Communities, Inc.	7,275	221,451
American Capital Agency Corp.	3,490	92,729
Annaly Capital Management, Inc.	79,035	1,391,016
Anworth Mortgage Asset Corp.	17,800	126,914
Apollo Commercial Real Estate Finance, Inc.	2,700	43,389
Arbor Realty Trust, Inc. (a)	4,611	23,239
Arlington Asset Investment Corp.	709	16,527
Ashford Hospitality Trust, Inc. (a)	10,700	96,835
Associated Estates Realty Corp.	4,700	65,706
BRE Properties	8,139	337,768
BRT Realty Trust	2,375	15,176
BioMed Realty Trust, Inc.	13,304	238,408
Brandywine Realty Trust	15,284	187,229
CBL & Associates Properties, Inc.	17,859	233,239
Camden Property Trust	8,957	429,667
Capital Trust, Inc. (a)	2,100	3,402
CapLease, Inc.	7,022	39,253
Capstead Mortgage Corp.	10,600	115,222
Cedar Shopping Centers, Inc.	6,477	39,380
Chatham Lodging Trust (a)	301	5,602
Chesapeake Lodging Trust	696	11,387
Chimera Investment Corp.	89,160	352,182
Cogdell Spencer, Inc.	6,700	42,344
Colonial Properties Trust	7,602	123,076
Colony Financial, Inc.	2,800	51,744
CommonWealth REIT	7,966	203,930
Corporate Office Properties Trust	8,947	333,813
Cousins Properties, Inc.	10,437	74,520
Cypress Sharpridge Investments, Inc.	3,516	46,939
DCT Industrial Trust, Inc.	23,226	111,253
Developers Diversified Realty Corp.	23,610	264,904
DiamondRock Hospitality Co.	17,384	164,974
Digital Realty Trust, Inc.	12,111	747,249
Douglas Emmett, Inc.	13,718	240,202
Duke Realty Corp.	31,407	364,007
Dupont Fabros Technology, Inc.	7,190	180,828
Eastgroup Properties, Inc.	5,052	188,844
Education Realty Trust, Inc.	11,390	81,438
Entertainment Properties Trust	5,653	244,097
Equity Lifestyle Properties, Inc.	3,724	202,883
Equity One, Inc.	5,254	88,687
Essex Property Trust, Inc.	4,614	504,956
Extra Space Storage, Inc.	12,160	195,046
Federal Realty Investment Trust	8,111	662,344
FelCor Lodging Trust, Inc. (a)	11,541	53,089
First Industrial Realty Trust, Inc. (a)	6,700	33,969
First Potomac Realty Trust	4,016	60,240
Franklin Street Properties Corp.	9,131	113,407
Getty Realty Corp.	2,828	75,875
Gladstone Commercial Corp.	3,000	51,480
Glimcher Realty Trust	8,100	49,815
Government Properties Income Trust	2,300	61,410
Gramercy Capital Corp. (a)	9,039	12,564
Hatteras Financial Corp.	5,700	162,279
Healthcare Realty Trust, Inc.	9,000	210,510

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust	18,100	$93,758
Highwoods Properties, Inc.	9,950	323,076
Home Properties, Inc.	4,900	259,210
Hospitality Properties Trust	15,612	348,616
Inland Real Estate Corp.	9,292	77,216
InvesCo. Mortgage Capital, Inc.	3,300	71,016
Investors Real Estate Trust	12,068	101,130
iStar Financial, Inc. (a)	16,400	50,184
Kilroy Realty Corp.	6,600	218,724
Kite Realty Group Trust	8,152	36,195
LaSalle Hotel Properties	11,223	262,506
Lexington Corporate Properties Trust	13,049	93,431
LTC-Amerivest Liquidating Trust (a)	4,400	—
LTC Properties, Inc.	2,316	59,104
Liberty Property Trust	14,703	469,026
MFA Financial, Inc.	39,200	299,096
MPG Office Trust, Inc. (a)	8,442	21,105
The Macerich Co.	16,644	714,860
Mack-Cali Realty Corp.	10,470	342,474
Medical Properties Trust, Inc.	12,548	127,237
Mid-America Apartment Communities, Inc.	4,300	250,604
Mission West Properties, Inc.	5,252	35,609
Monmouth Real Estate Investment Corp., Class A	6,574	51,409
National Health Investors, Inc.	3,067	135,132
National Retail Properties, Inc.	11,991	301,094
Nationwide Health Properties, Inc.	15,098	583,840
New York Mortgage Trust, Inc.	3,300	20,823
NorthStar Realty Finance Corp.	10,985	41,084
Omega Healthcare Investors, Inc.	12,300	276,135
One Liberty Properties, Inc.	1,237	19,681
PMC Commercial Trust	3,677	31,990
PS Business Parks, Inc.	2,435	137,748
Parkway Properties, Inc.	2,900	42,920
Pebblebrook Hotel Trust (a)	1,476	26,583
Pennsylvania Real Estate Investment Trust	6,456	76,568
PennyMac Mortgage Investment Trust (d)	1,950	34,885
Piedmont Office Realty Trust, Inc.	8,900	168,299
Post Properties, Inc.	7,204	201,136
Potlatch Corp.	5,359	182,206
RAIT Investment Trust (a)	8,800	14,520
Ramco-Gershenson Properties Trust	4,276	45,796
Rayonier, Inc.	10,496	526,059
Realty Income Corp.	13,496	455,085
Redwood Trust, Inc.	11,000	159,060
Regency Centers Corp.	12,100	477,587
Resource Capital Corp.	7,200	45,720
Roberts Realty Investors, Inc. (a)	1,339	2,035
SL Green Realty Corp.	10,382	657,492
Saul Centers, Inc.	1,300	54,535
Senior Housing Properties Trust	17,500	411,250
Sovran Self Storage, Inc.	3,137	118,892
Starwood Property Trust, Inc.	5,231	103,940
Strategic Hotel Capital, Inc. (a)	15,995	67,819
Sun Communities, Inc.	3,600	110,520
Sunstone Hotel Investors, Inc. (a)	11,465	103,988

20	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Supertel Hospitality, Inc. (a)	7,277	$9,242
Tanger Factory Outlet Centers, Inc.	5,800	273,412
Taubman Centers, Inc.	7,866	350,902
Terreno Realty Corp. (a)	2,300	41,906
U-Store-It Trust	9,171	76,578
UDR, Inc.	21,264	449,096
UMH Properties, Inc.	2,648	28,439
Universal Health Realty Income Trust	1,541	53,026
Urstadt Biddle Properties, Inc.	1,300	20,475
Urstadt Biddle Properties, Inc., Class A	900	16,272
Walter Investment Management Corp.	3,118	54,534
Washington Real Estate Investment Trust	7,271	230,709
Weingarten Realty Investors	15,405	336,137
Winthrop Realty Trust	4,248	52,505

		23,358,894

Software & Computer Services — 5.0%
ACI Worldwide, Inc. (a)	3,874	86,739
AOL, Inc. (a)	14,500	358,875
Accelrys, Inc. (a)	5,775	40,194
Actuate Corp. (a)	9,500	48,925
Advent Software, Inc. (a)	1,900	99,161
Allscripts Healthcare Solutions, Inc. (a)	18,357	339,054
American Software, Class A	4,300	25,370
Analysts International Corp. (a)	683	1,571
Answers Corp. (a)	800	4,928
Ansys, Inc. (a)	11,610	490,522
ArcSight, Inc. (a)	4,300	187,308
Ariba, Inc. (a)	12,054	227,821
Art Technology Group, Inc. (a)	24,282	100,285
Aspen Technology, Inc. (a)	7,095	73,575
athenahealth, Inc. (a)(b)	4,600	151,892
Atrinsic, Inc. (a)	2,231	1,071
Authentidate Holding Corp. (a)	2,000	1,260
BSQUARE Corp. (a)	1,150	3,829
BigBand Networks, Inc. (a)	11,400	32,376
Blackbaud, Inc.	4,748	114,142
Blackboard, Inc. (a)	4,500	162,180
Bottomline Technologies, Inc. (a)	4,600	70,656
CACI International, Inc., Class A (a)	4,500	203,670
CSG Systems International, Inc. (a)	5,665	103,273
Cadence Design Systems, Inc. (a)	37,900	289,177
Callidus Software, Inc. (a)	5,054	21,581
Ciber, Inc. (a)	3,800	11,438
Clearwire Corp., Class A (a)(b)	11,397	92,202
Cogent Communications Group, Inc. (a)	6,200	58,714
CommVault Systems, Inc. (a)	6,100	158,783
Computer Programs & Systems, Inc.	2,100	89,397
Concur Technologies, Inc. (a)	5,100	252,144
DST Systems, Inc.	5,800	260,072
DealerTrack Holdings, Inc. (a)	4,612	78,773
Delrek, Inc. (a)	3,816	30,566
DemandTec, Inc. (a)	2,500	23,525

Common Stocks	Shares	Value

Software & Computer Services (continued)
Diamond Management & Technology Consultants, Inc.	3,000	$37,500
Digimarc Corp. (a)	1,700	39,882
Digital River, Inc. (a)	5,056	172,106
DivX, Inc. (a)	4,500	42,885
Dynamics Research Corp. (a)	1,400	14,392
EPIQ Systems, Inc.	3,400	41,684
EarthLink, Inc.	16,900	153,621
Ebix, Inc. (a)(b)	4,638	108,761
Epicor Software Corp. (a)	5,700	49,590
Equinix, Inc. (a)	5,765	590,048
Evolve Software, Inc. (a)	2	—
Evolving Systems, Inc.	1,600	12,032
Fair Isaac Corp.	5,430	133,904
FalconStor Software, Inc. (a)	5,800	17,748
Forrester Research, Inc. (a)	2,000	66,160
Fortinet, Inc. (a)	6,520	163,000
GSE Systems, Inc. (a)	2,877	9,695
Gartner, Inc., Class A (a)	7,973	234,725
Guidance Software, Inc. (a)	3,000	17,520
The Hackett Group, Inc. (a)	7,300	30,149
IAC/InterActiveCorp. (a)	10,143	266,457
iGate Corp.	4,600	83,444
Imergent, Inc.	1,800	8,892
Immersion Corp. (a)	4,800	28,368
Informatica Corp. (a)	12,400	476,284
Infospace, Inc. (a)	6,140	53,172
Innodata Corp. (a)	4,300	11,868
Interactive Intelligence, Inc. (a)	2,100	36,960
Internap Network Services Corp. (a)	9,610	47,185
Internet Capital Group, Inc. (a)	4,275	47,153
Ipass, Inc.	11,801	14,397
Isilon Systems, Inc. (a)	5,100	113,628
j2 Global Communications, Inc. (a)	7,000	166,530
JDA Software Group, Inc. (a)	6,066	153,834
KIT Digital, Inc. (a)	1,099	13,177
Kenexa Corp. (a)	4,000	70,080
Keynote Systems, Inc.	3,600	41,832
Lawson Software, Inc. (a)	17,248	146,091
Limelight Networks, Inc. (a)	7,100	41,748
LivePerson, Inc. (a)	5,600	47,040
LogMeIn, Inc. (a)	1,933	69,549
LookSmart, Ltd. (a)	1,342	2,711
Magma Design Automation, Inc. (a)	11,071	40,963
Manhattan Associates, Inc. (a)	4,000	117,400
Mastech Holdings, Inc. (a)	688	2,064
MedAssets, Inc. (a)	5,209	109,597
Medidata Solutions, Inc. (a)	3,800	72,960
Mentor Graphics Corp. (a)	11,832	125,064
Merge Healthcare, Inc. (a)	5,319	15,425
Meru Networks, Inc. (a)	887	15,292
MicroStrategy, Inc., Class A (a)	1,490	129,049
Monotype Imaging Holdings, Inc. (a)	1,914	17,513
NCI, Inc., Class A (a)	1,800	34,056
NIC, Inc.	5,194	43,058
NaviSite, Inc. (a)	3,902	13,072
NetScout Systems, Inc. (a)	3,308	67,847
NetSuite, Inc. (a)	3,179	74,929
Nuance Communications, Inc. (a)	31,142	487,061

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (continued)
Openwave Systems, Inc. (a)	6,061	$10,304
Opnet Technologies, Inc.	3,600	65,340
PC-Tel, Inc. (a)	2,300	14,122
PDF Solutions, Inc. (a)	2,280	8,436
PROS Holdings, Inc. (a)	1,800	16,704
Parametric Technology Corp. (a)	16,300	318,502
Pegasystems, Inc.	3,150	97,807
Perficient, Inc. (a)	3,400	31,076
Phoenix Technologies Ltd. (a)	3,200	12,480
Premiere Global Services, Inc. (a)	6,777	47,981
Progress Software Corp. (a)	5,793	191,748
QAD, Inc.	1,700	7,072
QLIK Technologies, Inc. (a)	1,737	38,301
Quality Systems, Inc. (b)	3,142	208,346
Quest Software, Inc. (a)	9,600	236,064
Rackspace Hosting, Inc. (a)(b)	12,849	333,817
Renaissance Learning, Inc.	1,700	17,323
RightNow Technologies, Inc. (a)	4,100	80,770
Rosetta Stone, Inc. (a)	2,735	58,091
Rovi Corp. (a)	14,592	735,583
S1 Corp. (a)	6,000	31,260
SAVVIS, Inc. (a)	4,720	99,498
SRA International, Inc., Class A (a)	4,730	93,276
SRS Labs Inc. (a)	2,800	26,152
Saba Software, Inc. (a)	3,529	19,198
Sapient Corp.	11,054	132,316
Scientific Learning Corp. (a)	100	469
Selectica, Inc. (a)	570	2,782
Smith Micro Software, Inc. (a)	3,200	31,808
SolarWinds, Inc. (a)	4,800	82,848
Solera Holdings, Inc.	8,712	384,722
Sonic Solutions, Inc. (a)(b)	4,826	54,920
Sourcefire, Inc. (a)	5,916	170,617
SuccessFactors, Inc. (a)	6,797	170,673
Support.com Inc. (a)	5,000	22,900
Synchronoss Technologies, Inc. (a)	2,734	48,692
Synopsys, Inc. (a)	19,905	493,047
Syntel, Inc.	2,965	131,942
TIBCO Software, Inc. (a)	24,667	437,593
Taleo Corp., Class A (a)	4,800	139,152
TechTeam Global, Inc. (a)	2,300	16,077
TeleCommunication Systems, Inc., Class A (a)	7,900	30,889
Terremark Worldwide, Inc. (a)	5,082	52,548
Tyler Technologies, Inc. (a)	4,000	80,640
Ultimate Software Group, Inc. (a)	3,100	119,784
Unica Corp. (a)	590	12,378
Unisys Corp. (a)	4,737	132,162
United Online, Inc.	10,394	59,454
VASCO Data Security International, Inc. (a)	3,300	21,450
VMware, Inc. (a)	8,172	694,130
VirnetX Holding Corp.	4,400	64,592
Virtusa Corp. (a)	2,700	26,163
Vital Images, Inc. (a)	3,400	44,982
Vocus, Inc. (a)	2,300	42,504
Wave Systems Corp., Class A (a)	8,671	19,423
Web.Com Group, Inc. (a)	5,723	31,476
Websense, Inc. (a)	4,700	83,378
Zanett, Inc. (a)	125	200

Common Stocks	Shares	Value

Software & Computer Services (concluded)
Zix Corp. (a)	15,000	$42,600

		16,214,763

Support Services — 4.2%
A.M. Castle & Co. (a)	2,000	26,500
ABM Industries, Inc.	5,000	107,950
AMN Healthcare Services, Inc. (a)	4,420	22,719
AMREP Corp. (a)	500	6,145
APAC Customer Services, Inc. (a)	3,400	19,244
ATG, Inc. (a)	1,100	—
Acacia Research - Acacia Technologies (a)	3,870	68,112
Administaff, Inc.	2,500	67,325
The Advisory Board Co. (a)	2,800	123,620
Alliance Data Systems Corp. (a)(b)	7,113	464,194
American Dental Partners, Inc. (a)	1,500	18,090
American Reprographics Co. (a)	4,200	32,970
Applied Industrial Technologies, Inc.	4,300	131,580
Arcadia Resources, Inc. (a)	18,770	7,461
Barnes Group, Inc.	4,776	84,010
Barrett Business Services, Inc.	800	12,152
Black Box Corp.	1,900	60,914
Bowne & Co., Inc.	3,646	41,309
The Brink’s Co.	6,600	151,800
Broadridge Financial Solutions LLC	17,000	388,790
CBIZ, Inc. (a)	6,545	38,812
CDI Corp.	1,500	19,380
CRA International, Inc. (a)	1,400	25,270
Cardtronics, Inc. (a)	2,592	39,995
Casella Waste Systems, Inc. (a)	6,600	27,720
Cass Information Systems, Inc.	500	17,155
Cenveo, Inc. (a)	6,720	33,802
Champion Industries, Inc. (a)	1,641	1,871
Clean Harbors, Inc. (a)	3,100	210,025
Coinstar, Inc. (a)(b)	4,600	197,754
Comfort Systems USA, Inc.	4,400	47,212
Consolidated Graphics, Inc. (a)	1,872	77,594
Convergys Corp. (a)	16,900	176,605
CoreLogic, Inc. (a)	16,289	312,097
Corporate Executive Board Co.	5,500	173,580
Corrections Corp. of America (a)	15,800	389,944
CoStar Group, Inc. (a)	2,741	133,514
Crawford & Co., Class B (a)	3,200	7,776
Cross Country Healthcare, Inc. (a)	3,600	25,884
DXP Enterprises, Inc. (a)	1,600	30,368
Deluxe Corp.	5,962	114,053
Dice Holdings, Inc. (a)	3,100	26,288
DigitalGlobe, Inc. (a)	3,033	92,203
Document Security Systems, Inc. (a)	2,500	8,425
ENGlobal Corp. (a)	3,993	10,062
Emdeon, Inc., Class A (a)	4,740	57,733
EnergySolutions, Inc.	8,400	42,252
Ennis, Inc.	2,607	46,639
Euronet Worldwide, Inc. (a)	6,202	111,574
ExlService Holdings, Inc. (a)	2,300	44,735
Exponent, Inc. (a)	1,700	57,103
FTI Consulting, Inc. (a)	7,150	248,033
Franklin Covey Co. (a)	3,300	26,235
Frontline Capital Group (a)	300	—

22	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (continued)
Fuel Tech, Inc. (a)	4,100	$25,707
Furmamite Corp. (a)	3,973	19,388
G&K Services, Inc., Class A	3,500	80,010
GP Strategies Corp. (a)	3,400	30,906
Genpact Ltd. (a)	12,627	223,877
The Geo Group, Inc. (a)	11,440	267,124
GeoEye, Inc. (a)	2,622	106,139
Global Cash Access, Inc. (a)	4,400	17,952
Global Payments, Inc.	10,920	468,359
Harris Interactive, Inc. (a)	5,558	5,225
Heartland Payment Systems, Inc.	4,038	61,458
Heidrick & Struggles International, Inc.	2,800	54,544
Hewitt Associates, Inc., Class A (a)	12,011	605,715
Hudson Highland Group, Inc. (a)	3,213	11,053
Huron Consulting Group, Inc. (a)	3,400	74,766
ICF International, Inc. (a)	2,100	52,647
Innerworkings, Inc. (a)	4,400	28,908
Interline Brands, Inc. (a)	3,600	64,944
Jack Henry & Associates, Inc.	11,800	300,900
Kaman Corp., Class A	2,895	75,878
Kelly Services, Inc., Class A (a)	4,900	57,477
Kforce, Inc. (a)	4,070	55,840
Korn/Ferry International (a)	6,600	109,164
LECG Corp. (a)	6,922	7,614
Lawson Products, Inc.	534	8,154
Lender Processing Services, Inc.	12,400	412,052
Lincoln Educational Services Corp. (a)	1,872	26,976
Lionbridge Technologies, Inc. (a)	9,400	40,420
M&F Worldwide Corp. (a)	1,600	38,960
MAXIMUS, Inc.	2,700	166,266
MSC Industrial Direct Co., Class A	5,846	315,918
MWI Veterinary Supply, Inc. (a)	1,676	96,739
Management Network Group, Inc. (a)	780	2,301
Manpower, Inc.	10,941	571,120
McGrath RentCorp	2,455	58,797
Metalico, Inc. (a)	7,500	28,725
Michael Baker Corp. (a)	900	29,664
Mistras Group, Inc. (a)	2,500	28,950
Mobile Mini, Inc. (a)	4,240	65,042
Moduslink Global Solutions, Inc. (a)	5,070	32,195
Nalco Holding Co.	18,300	461,343
Navigant Consulting, Inc. (a)	5,200	60,476
NeuStar, Inc., Class A (a)	8,400	208,824
Odyssey Marine Exploration, Inc. (a)	13,461	24,768
On Assignment, Inc. (a)	3,217	16,889
Online Resources Corp. (a)	1,900	8,436
PRGX Global, Inc. (a)	4,070	23,077
Park-Ohio Holdings Corp. (a)	1,500	19,950
Perma-Fix Environmental Services (a)	8,497	14,190
PowerSecure International, Inc. (a)	4,300	39,818
Quad/Graphics, Inc. (a)	3,323	155,251
RINO International Corp. (a)	1,400	19,530
RSC Holdings, Inc. (a)	5,708	42,582
Rentrak Corp. (a)	565	14,278
Resources Connection, Inc.	5,288	72,763
SFN Group, Inc. (a)	5,700	34,257

Common Stocks	Shares	Value

Support Services (concluded)
SYKES Enterprises, Inc. (a)	6,153	$83,558
Schnitzer Steel Industries, Inc., Class A	3,150	152,082
School Specialty, Inc. (a)	3,300	42,933
Sharps Compliance Corp. (a)	3,400	17,170
The Standard Register Co.	1,800	5,256
Startek, Inc. (a)	800	3,344
Team, Inc. (a)	2,100	36,141
TeleTech Holdings, Inc. (a)	4,000	59,360
Tetra Tech, Inc. (a)	9,025	189,254
Thomas Group, Inc. (a)	400	652
Tier Technologies, Inc., Class B (a)	2,000	11,080
Towers Watson & Co.	5,440	267,539
TrueBlue, Inc. (a)	5,100	69,615
URS Corp. (a)	10,650	404,487
US Ecology, Inc.	2,360	37,760
Unifirst Corp.	2,200	97,130
United Rentals, Inc. (a)	9,860	146,322
United Stationers, Inc. (a)	2,893	154,804
Universal Technical Institute, Inc.	2,655	51,905
Verisk Analytics, Inc. (a)	13,084	366,483
Viad Corp.	2,250	43,515
VistaPrint NV (a)	5,298	204,768
Volt Information Sciences, Inc. (a)	1,600	11,520
Waste Connections, Inc. (a)	10,125	401,557
Wright Express Corp. (a)	4,300	153,553

		13,662,672

Technology Hardware & Equipment — 6.9%
3D Systems Corp. (a)	2,200	34,562
ADC Telecommunications, Inc. (a)	14,307	181,270
ATMI, Inc. (a)	3,500	52,010
AXT, Inc. (a)	3,201	21,191
Acme Packet, Inc. (a)	5,500	208,670
Actel Corp. (a)	2,900	46,255
Adtran, Inc.	9,080	320,524
Advanced Analogic Technologies, Inc. (a)	5,000	17,550
Advanced Energy Industries, Inc. (a)	3,944	51,509
Agilysys, Inc.	3,300	21,450
Alliance Fiber Optic Products, Inc.	1,535	12,652
Amkor Technology, Inc. (a)	13,257	87,098
Amtech Systems, Inc. (a)	2,800	50,288
Anadigics, Inc. (a)	11,700	71,253
Applied Micro Circuits Corp. (a)	10,875	108,750
Arris Group, Inc. (a)	15,428	150,732
Aruba Networks, Inc. (a)	8,244	175,927
Atheros Communications, Inc. (a)	8,347	219,943
Atmel Corp. (a)	56,800	452,128
Audiovox Corp., Class A (a)	2,200	15,048
AuthenTec, Inc. (a)	3,100	5,146
Aviat Networks, Inc. (a)	8,900	36,401
Aware, Inc. (a)	900	2,394
Axcelis Technologies, Inc. (a)	19,500	37,635
Blue Coat Systems, Inc. (a)	5,840	140,510
Brightpoint, Inc. (a)	10,759	75,205
Brocade Communications Systems, Inc. (a)	57,757	337,301
Brooks Automation, Inc. (a)	6,782	45,507
Cabot Microelectronics Corp. (a)	3,411	109,766

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
CalAmp Corp. (a)	4,958	$12,742
Cavium Networks, Inc. (a)	7,379	212,220
Ceva, Inc. (a)	2,103	30,073
Ciena Corp. (a)	11,843	184,396
Cirrus Logic, Inc. (a)	10,600	189,104
Cohu, Inc.	2,400	30,216
Compellent Technologies, Inc. (a)	2,800	50,904
Comtech Telecommunications Corp. (a)	4,100	112,135
Concurrent Computer Corp. (a)	2,313	15,358
Conexant Systems, Inc. (a)	8,302	13,615
Cray, Inc. (a)	3,675	24,255
Cree, Inc. (a)	12,596	683,837
Cymer, Inc. (a)	4,505	167,045
Cypress Semiconductor Corp. (a)	20,153	253,525
DSP Group, Inc. (a)	3,900	27,300
Dataram Corp. (a)	100	177
Diebold, Inc.	8,895	276,546
Digi International, Inc. (a)	2,800	26,572
Diodes, Inc. (a)	3,974	67,916
Ditech Networks, Inc. (a)	5,500	7,260
Dot Hill Systems Corp. (a)	6,865	9,611
Dycom Industries, Inc. (a)	4,133	41,289
EMS Technologies, Inc. (a)	2,297	42,793
EchoStar Holding Corp. (a)	5,166	98,567
Electronics for Imaging, Inc. (a)	5,600	67,872
Emcore Corp. (a)	8,600	6,889
Emulex Corp. (a)	11,000	114,840
EndWare Corp. (a)	1,606	3,565
Entegris, Inc. (a)	14,951	69,821
Entropic Communications, Inc. (a)	5,700	54,720
Exar Corp. (a)	5,457	32,687
Extreme Networks, Inc. (a)	13,000	40,430
F5 Networks, Inc. (a)	10,500	1,090,005
FSI International, Inc. (a)	9,000	23,940
Fairchild Semiconductor International, Inc. (a)	16,602	156,059
Finisar Corp. (a)	10,520	197,671
Formfactor, Inc. (a)	7,600	65,360
GSI Technology, Inc. (a)	2,700	15,471
GTSI Corp. (a)	1,700	11,985
Gerber Scientific, Inc. (a)	3,800	23,446
Globecomm Systems, Inc. (a)	2,300	19,251
Harmonic, Inc. (a)	11,696	80,468
Hittite Microwave Corp. (a)	3,289	156,721
Hughes Communications, Inc. (a)	1,107	30,166
Hutchinson Technology, Inc. (a)	5,295	18,374
Hypercom Corp. (a)	4,587	29,816
ICO Global Communications Holdings Ltd. (a)	18,205	29,856
ID Systems, Inc. (a)	1,600	3,184
iGO, Inc. (a)	4,128	8,091
IXYS Corp. (a)	2,700	25,785
Identive Group, Inc. (a)	1,712	3,099
Ikanos Communications, Inc. (a)	5,800	6,902
Imation Corp. (a)	3,300	30,789
Infinera Corp. (a)	12,144	141,720
Infosonics Corp. (a)	3,600	2,232
Ingram Micro, Inc., Class A (a)	22,230	374,798
Insight Enterprises, Inc. (a)	4,839	75,682
Integral Systems, Inc. (a)	4,380	32,324

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Integrated Device Technology, Inc. (a)	25,670	$150,169
Integrated Silicon Solutions, Inc. (a)	5,470	47,097
InterDigital, Inc. (a)	6,100	180,621
Intermec, Inc. (a)	5,640	69,146
International Rectifier Corp. (a)	8,283	174,688
Intersil Corp., Class A	17,515	204,750
Ixia (a)	4,189	51,944
KVH Industries, Inc. (a)	3,100	46,531
Kopin Corp. (a)	6,675	23,696
Kulicke & Soffa Industries, Inc. (a)	11,200	69,328
LRAD Corp. (a)	4,968	7,800
LTX-Credence Corp. (a)	22,835	47,725
Lam Research Corp. (a)	16,117	674,496
Lantronix, Inc. (a)	1,124	3,732
LaserCard Corp. (a)	2,995	14,346
Lattice Semiconductor Corp. (a)	22,370	106,257
Loral Space & Communications Ltd. (a)	1,400	73,080
MIPS Technologies, Inc. (a)	10,300	100,219
MKS Instruments, Inc. (a)	6,953	125,015
Marvell Technology Group Ltd. (a)	71,134	1,245,556
Mattson Technology, Inc. (a)	5,200	14,300
Maxim Integrated Products, Inc.	41,400	766,314
MaxLinear, Inc., Class A (a)	397	4,454
Mercury Computer Systems, Inc. (a)	2,538	30,532
Micrel, Inc.	7,660	75,528
Micros Systems, Inc. (a)	10,157	429,946
Microsemi Corp. (a)	9,842	168,790
Microtune, Inc. (a)	2,000	5,800
Mindspeed Technologies, Inc. (a)	5,593	43,458
Monolithic Power Systems, Inc. (a)	5,700	93,081
MoSys, Inc. (a)	1,855	9,052
NCR Corp. (a)	21,674	295,417
NETGEAR, Inc. (a)	4,500	121,545
Nanometrics, Inc. (a)	3,600	54,180
Netezza Corp. (a)	7,269	195,900
NetList, Inc. (a)	1,850	5,513
Netlogic Microsystems, Inc. (a)	7,758	213,966
Network Engines, Inc. (a)	7,500	10,950
Network Equipment Technologies, Inc. (a)	3,138	10,826
Neutral Tandem, Inc. (a)	4,771	57,013
Novatel Wireless, Inc. (a)	5,930	46,728
ON Semiconductor Corp. (a)	54,299	391,496
Occam Networks, Inc. (a)	1,538	12,043
Oclaro, Inc. (a)	8,454	135,349
Omnivision Technologies, Inc. (a)	7,672	176,763
Oplink Communications, Inc. (a)	2,200	43,648
OpNext, Inc. (a)	3,400	5,338
Optical Cable Corp. (a)	589	1,673
Overland Storage, Inc. (a)	1,956	3,012
PAR Technology Corp. (a)	1,000	6,150
PC Connection, Inc. (a)	3,000	20,490
PLX Technology, Inc. (a)	2,900	10,498
PMC-Sierra, Inc. (a)	27,790	204,534
ParkerVision, Inc. (a)	4,428	3,232
Performance Technologies, Inc. (a)	1,109	2,384
Pericom Semiconductor Corp. (a)	3,200	27,808

24	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Photronics, Inc. (a)	8,900	$47,081
Pixelworks, Inc. (a)	1,100	3,773
Plantronics, Inc.	5,762	194,640
Polycom, Inc. (a)	11,629	317,239
Power Integrations, Inc.	6,279	199,609
Preformed Line Products Co.	400	13,948
Presstek, Inc. (a)	4,011	8,784
Quantum Corp. (a)	23,556	49,939
QuickLogic Corp. (a)	4,828	24,768
RF Micro Devices, Inc. (a)	30,886	189,640
Radiant Systems, Inc. (a)	3,100	53,010
Radisys Corp. (a)	2,800	26,376
Rambus, Inc. (a)	14,480	301,763
Rimage Corp. (a)	1,600	26,304
Riverbed Technology, Inc. (a)	9,127	416,009
Rudolph Technologies, Inc. (a)	5,828	48,431
STEC, Inc. (a)(b)	4,949	61,615
SYNNEX Corp. (a)	2,340	65,848
ScanSource, Inc. (a)	3,174	88,047
SeaChange International, Inc. (a)	3,100	22,971
Seagate Technology (a)	66,332	781,391
Semtech Corp. (a)	6,772	136,727
Shoretel, Inc. (a)	1,700	8,432
Sigma Designs, Inc. (a)	5,100	58,599
Silicon Graphics International Corp. (a)	5,400	41,904
Silicon Image, Inc. (a)	8,200	39,196
Silicon Laboratories, Inc. (a)	5,700	208,905
Skyworks Solutions, Inc. (a)	23,664	489,372
Smart Modular Technologies WWH, Inc. (a)	4,239	25,561
Sonic Foundry, Inc. (a)	650	6,591
Sonus Networks, Inc. (a)	28,439	100,390
Standard Microsystems Corp. (a)	2,652	60,492
Stratasys, Inc. (a)	3,240	89,813
Super Micro Computer, Inc. (a)	3,900	40,521
Superconductor Technologies, Inc. (a)	1,818	3,091
Supertex, Inc. (a)	2,816	62,290
Sycamore Networks, Inc.	2,030	65,792
Symmetricom, Inc. (a)	4,876	27,891
Synaptics, Inc. (a)(b)	4,844	136,310
Syniverse Holdings, Inc. (a)	8,329	188,818
Systemax, Inc.	1,200	14,736
TNS, Inc. (a)	2,800	47,460
Tech Data Corp. (a)	7,100	286,130
Tegal Corp. (a)	2,046	900
Tekelec (a)	10,100	130,896
Telular Corp. (a)	4,030	12,292
Tessera Technologies, Inc. (a)	7,288	134,828
Transact Technologies, Inc. (a)	1,140	9,120
Transwitch Corp. (a)	2,816	7,519
Trident Microsystems, Inc. (a)	6,900	11,799
TriQuint Semiconductor, Inc. (a)	22,470	215,712
UTStarcom, Inc. (a)(b)	13,746	29,829
Ultra Clean Holdings, Inc. (a)	3,700	31,894
Ultratech, Inc. (a)	3,900	66,690
Varian Semiconductor Equipment Associates, Inc. (a)	9,350	269,093
Veraz Networks, Inc. (a)	3,300	4,488
VeriFone Systems, Inc. (a)	10,520	326,856

Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
Viasat, Inc. (a)	4,900	$201,439
Volterra Semiconductor Corp. (a)	4,200	90,384
Westell Technologies, Inc., Class A (a)	9,681	22,266
Zhone Technologies, Inc. (a)	4,204	8,744
Zoran Corp. (a)	5,661	43,250

		22,522,263

Tobacco — 0.1%
Alliance One International, Inc. (a)	13,500	56,025
Schweitzer-Mauduit International, Inc.	2,400	139,944
Star Scientific, Inc. (a)(b)	12,395	26,030
Universal Corp.	3,645	146,128
Vector Group Ltd.	6,653	124,407

		492,534

Travel & Leisure — 4.5%
AFC Enterprises, Inc. (a)	2,800	34,720
AMR Corp. (a)	42,193	264,550
AirTran Holdings, Inc. (a)	17,453	128,280
Alaska Air Group, Inc. (a)	4,118	210,142
Allegiant Travel Co. (b)	3,207	135,720
Ambassadors Group, Inc.	2,500	28,350
Ambassadors International, Inc. (a)	225	405
Ameristar Casinos, Inc.	2,959	51,635
Avis Budget Group, Inc. (a)	13,773	160,455
BJ’s Restaurants, Inc. (a)	3,800	107,008
Bally Technologies, Inc. (a)	6,700	234,165
Benihana, Inc. (a)	615	4,766
Benihana, Inc., Class A (a)	2,630	19,962
Biglari Holdings, Inc. (a)	263	86,435
Bluegreen Corp. (a)	1,100	3,069
Bob Evans Farms, Inc.	3,300	92,631
Boyd Gaming Corp. (a)	6,654	48,242
Brinker International, Inc.	12,600	237,636
Buffalo Wild Wings, Inc. (a)	2,900	138,881
Burger King Holdings, Inc.	12,000	286,560
CEC Entertainment, Inc. (a)	2,650	90,975
California Pizza Kitchen, Inc. (a)	4,900	83,594
Carmike Cinemas, Inc. (a)	2,500	21,800
Century Casinos, Inc. (a)	5,916	12,246
The Cheesecake Factory, Inc. (a)	8,317	220,151
Chipotle Mexican Grill, Inc., Class A (a)	3,947	678,884
Choice Hotels International, Inc.	4,055	147,845
Churchill Downs, Inc.	1,238	44,221
Cinemark Holdings, Inc.	6,564	105,680
Continental Airlines, Inc., Class B (a)	18,216	452,485
Cosi, Inc. (a)(b)	6,845	5,941
Cracker Barrel Old Country Store, Inc.	3,315	168,269
Delta Air Lines, Inc. (a)	102,148	1,189,003
Denny’s Corp. (a)	10,600	32,966
DineEquity, Inc. (a)	3,380	152,032
Dollar Thrifty Automotive Group, Inc. (a)	3,635	182,259
Domino’s Pizza, Inc. (a)	4,800	63,456
Dover Downs Gaming & Entertainment, Inc.	3,116	10,594

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	25

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Travel & Leisure (continued)
Dover Motorsports, Inc. (a)	4,712	$8,623
Einstein Noah Restaurant Group, Inc. (a)	1,100	11,660
Empire Resorts, Inc. (a)	5,300	5,883
Entertainment Gaming Asia, Inc. (a)	7,758	2,032
ExpressJet Holdings, Inc. (a)	714	4,762
Famous Dave’s of America, Inc. (a)	2,500	23,775
Flanigan’s Enterprises, Inc. (a)	200	1,428
Full House Resorts, Inc. (a)	3,662	11,499
Gaming Partners International Corp.	1,400	8,274
Gaylord Entertainment Co. (a)	4,030	122,915
Great Wolf Resorts, Inc. (a)	4,000	7,600
Hawaiian Holdings, Inc. (a)	6,302	37,749
Hertz Global Holdings, Inc. (a)	23,399	247,795
Hyatt Hotels Corp. (a)	5,100	190,689
International Speedway Corp., Class A	3,200	78,080
Interval Leisure Group, Inc. (a)	4,506	60,696
Isle of Capri Casinos, Inc. (a)	2,900	20,764
Jack in the Box, Inc. (a)	6,200	132,928
JetBlue Airways Corp. (a)	35,175	235,321
Krispy Kreme Doughnuts, Inc. (a)	6,400	29,312
Landry’s Restaurants, Inc. (a)	1,200	29,388
Las Vegas Sands Corp. (a)	56,225	1,959,441
Life Time Fitness, Inc. (a)	5,611	221,466
Live Nation, Inc. (a)	17,191	169,847
Luby’s, Inc. (a)	1,700	8,194
MAXXAM, Inc. (a)	3	8,175
MGM Resorts International (a)(b)	32,031	361,310
MTR Gaming Group, Inc. (a)	4,068	7,282
Madison Square Garden, Inc. (a)	8,800	185,504
Marcus Corp.	1,500	17,775
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,700	13,226
Monarch Casino & Resort, Inc. (a)	1,900	21,299
Morgans Hotel Group Co. (a)	3,800	27,816
Multimedia Games, Inc. (a)	1,900	7,030
O’Charleys, Inc. (a)	2,105	15,135
Orbitz Worldwide, Inc. (a)	4,800	30,240
Orient Express Hotels Ltd., Class A (a)	12,400	138,260
P.F. Chang’s China Bistro, Inc.	3,495	161,469
Panera Bread Co., Class A (a)	4,300	381,023
Papa John’s International, Inc. (a)	2,900	76,502
Peet’s Coffee & Tea, Inc. (a)	2,400	82,152
Penn National Gaming, Inc. (a)	9,700	287,217
Pinnacle Airlines Corp. (a)	4,300	23,349
Pinnacle Entertainment, Inc. (a)	6,600	73,590
Premier Exhibitions, Inc. (a)	7,136	12,345
Reading International, Inc., Class A (a)	4,117	18,650
Red Lion Hotels Corp. (a)	1,792	13,333
Red Robin Gourmet Burgers, Inc. (a)	3,014	59,105
Regal Entertainment Group, Series A	12,000	157,440
Republic Airways Holdings, Inc. (a)	7,300	60,444
Rick’s Cabaret International, Inc. (a)	2,300	16,744
Royal Caribbean Cruises Ltd. (a)	18,594	586,269

Common Stocks	Shares		Value

Travel & Leisure (concluded)
Ruby Tuesday, Inc. (a)	6,791		$80,609
Ruth’s Hospitality Group, Inc. (a)	7,209		28,908
Scientific Games Corp., Class A (a)	8,700		84,390
Shuffle Master, Inc. (a)	9,143		76,893
Silverleaf Resorts, Inc. (a)	7,123		7,408
Six Flags Entertainment Corp. (a)	3,618		159,047
SkyWest, Inc.	6,000		83,760
Sonic Corp. (a)	6,737		54,435
Speedway Motorsports, Inc.	1,500		23,520
Steiner Leisure Ltd. (a)	1,600		60,960
Texas Roadhouse, Inc., Class A (a)	8,800		123,728
Town Sports International Holdings, Inc. (a)	3,490		9,563
Travelzoo, Inc. (a)	1,100		28,336
UAL Corp. (a)(b)	21,640		511,353
US Airways Group, Inc. (a)	20,775		192,169
VCG Holding Corp. (a)	3,341		6,147
Vail Resorts, Inc. (a)	5,558		208,536
Vanguard Airlines, Inc. (a)	200		—
WMS Industries, Inc. (a)	7,200		274,104
Wendys	45,600		206,568
World Wrestling Entertainment, Inc.	5,100		70,941

			14,700,193

Total Common Stocks – 97.7%			319,512,260

Other Interests (e)	Beneficial Interest (000)

Chemicals — 0.0%
Eden Bioscience Liquidating Trust	—	(f)	380

Industrial Engineering — 0.0%
Soft Branos Inc.	—	(f)	2

Total Other Interests – 0.0%			382

Rights	Shares

Health Care Equipment & Services — 0.0%
H3 Contingent Value (Expires 12/24/12)	2,600		—
Merk Contingent Value (No Expiration Date)	2,600		—

			—

Pharmaceuticals & Biotechnology — 0.0%
Avigen, Inc. Contingent Value (Expires 7/21/11)	1,000		40

26	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Rights	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Ligand Pharmaceuticals, Inc. (Expires 12/31/11)	4,000	$—

		40

Total Rights – 0.0%		40

Warrants (g)

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (h)	30	—

Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)	249	82

Technology Hardware & Equipment — 0.0%
Lantronix, Inc. (Expires 2/09/11)	2	—

Total Warrants – 0.0%		82

Total Long-Term Investments (Cost – $292,277,862) – 97.7%		319,512,764

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.25%, 12/31/99 (d)(i)	7,824,967	7,824,967

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(i)(j)	$10,684	10,684,398

Total Short-Term Securities (Cost – $18,509,365) – 5.6%		18,509,365

Value

Total Investments (Cost – $310,787,227*) – 103.3%	338,022,129
Liabilities in Excess of Other Assets – (3.3)%	(10,900,698)

Net Assets – 100.0%	$327,121,431

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$313,978,716

Gross unrealized appreciation	$66,400,263
Gross unrealized depreciation	(42,356,850)

Net unrealized appreciation	$24,043,413

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	27

Schedule of Investments (continued)	Master Extended Market Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/ Beneficial Interest Held at December 31, 2009	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2010	Value at September 30, 2010	Income

BlackRock, Inc.	5,200	668	—	5,868	$999,027	$16,500
BlackRock Liquidity Funds, TempCash, Institutional Class	9,511,703	—	(1,686,736)[1]	7,824,967	$7,824,967	$16,161
BlackRock Liquidity Series, LLC Money Market Series	$13,887,630	—	$(3,203,232)[1]	$10,684,398	$10,684,398	$116,881
PennyMac Mortgage Investment Trust	1,950	—	—	1,950	$34,885	$683

[1]	Represents net shares/ beneficial interest sold.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)	Amount is less than $1,000.

(g)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(h)	Restricted security as to resale, representing 0.0% of net assets, was as follows:

Issue	Acquisition Dates	Cost	Value

GreenHunter Energy, Inc.	4/18/08 - 5/16/08	—	—

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

72	Russell 2000 ICE EMINI	Chicago Mercantile	December 2010	$4,591,749	$264,651
39	S&P 400 Midcap EMINI	Chicago Mercantile	December 2010	$2,998,796	$121,594

Total					$386,245

28	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Extended Market Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Series’ most recent semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,906,892	—	—	$3,906,892
Alternative Energy	571,374	—	—	571,374
Automobiles & Parts	4,243,401	—	—	4,243,401
Banks	16,052,141	—	—	16,052,141
Beverages	824,189	—	—	824,189
Chemicals	8,572,401	—	—	8,572,401
Construction & Materials	6,967,167	—	—	6,967,167
Electricity	6,510,980	—	—	6,510,980
Electronic & Electrical Equipment	11,627,194	$248	—	11,627,442
Financial Services	10,183,834	—	—	10,183,834
Fixed Line Telecommunications	2,271,334	—	—	2,271,334
Food & Drug Retailers	1,598,955	—	—	1,598,955
Food Producers	6,661,044	—	—	6,661,044
Forestry & Paper	929,661	—	—	929,661
Gas, Water & Multi-Utilities	5,208,753	—	—	5,208,753
General Industrials	3,874,303	—	—	3,874,303
General Retailers	17,516,226	—	—	17,516,226
Health Care Equipment & Services	18,825,046	—	—	18,825,046
Household Goods & Home Construction	6,240,896	—	—	6,240,896
Industrial Engineering	11,393,713	—	—	11,393,713

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	29

Schedule of Investments (continued)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Industrial Metals & Mining	$3,121,978	—	—	$3,121,978
Industrial Transportation	4,989,007	—	—	4,989,007
Leisure Goods	2,816,869	—	—	2,816,869
Life Insurance	1,478,434	—	—	1,478,434
Machinery:
Agricultural	6,775,282	$340	—	6,775,622
Media	10,158,846	—	—	10,158,846
Mining	4,037,909	—	—	4,037,909
Mobile Telecommunications	3,850,270	—	—	3,850,270
Nonlife Insurance	12,806,921	—	—	12,806,921
Oil & Gas Producers	12,822,294	—	—	12,822,294
Personal Goods	4,853,217	—	—	4,853,217
Pharmaceuticals & Biotechnology	15,000,728	—	$1	15,000,729
Real Estate Investment & Services	1,869,093	—	—	1,869,093
Real Estate Investment Trusts (REITs)	23,358,894	—	—	23,358,894
Software & Computer Services	16,214,763	—	—	16,214,763
Support Services	13,662,672	—	—	13,662,672
Technology Hardware & Equipment	22,522,263	—	—	22,522,263
Tobacco	492,534	—	—	492,534
Travel & Leisure	14,692,018	—	8,175	14,700,193
Other Interests:
Chemicals	—	—	380	380
Industrial Engineering	—	—	2	2
Rights:
Pharmaceuticals & Biotechnology	—	—	40	40
Warrants:
Automobiles & Parts	82	—	—	82
Short-Term Securities:	7,824,967	$10,684,398	—	18,509,365

Total	$327,328,545	$10,684,986	$8,598	$338,022,129

30	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Master Extended Market Index Series

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$386,245	—	—	$386,245

[1]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Pharmaceuticals & Biotechnology

Assets:
Balance, as of December 31, 2009	$41
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	—
Purchases	—
Sales	—
Transfers in [3]	—
Transfers out[3]	—

Balance, as of September 30, 2010	$41

	Travel & Leisure	Chemicals	Industrial Engineering	Total

Assets:
Balance, as of December 31, 2009	—	$380	$2	$423
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation/depreciation[2]	—	—	—	—
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers in [3]	$8,175	—	—	8,175
Transfers out[3]	—	—	—	—

Balance, as of September 30, 2010	$8,175	$380	$2	$8,598

[2]	The change in the unrealized appreciation/depreciation on the securities still held on September 30, 2010 was $0.

[3]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	31

Schedule of Investments September 30, 2010 (Unaudited)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.5%
Alliant Techsystems, Inc. (a)	2,896	$218,358
BE Aerospace, Inc. (a)	8,926	270,547

		488,905

Airlines — 0.4%
AirTran Holdings, Inc. (a)	11,816	86,847
Alaska Air Group, Inc. (a)	3,125	159,469
JetBlue Airways Corp. (a)	17,577	117,590

		363,906

Auto Components — 0.8%
BorgWarner, Inc. (a)	9,948	523,464
Gentex Corp.	12,212	238,256

		761,720

Automobiles — 0.1%
Thor Industries, Inc.	3,413	113,994

Beverages — 0.3%
Hansen Natural Corp. (a)	6,000	279,720

Biotechnology — 0.9%
United Therapeutics Corp. (a)	4,334	242,747
Vertex Pharmaceuticals, Inc. (a)	17,698	611,820

		854,567

Building Products — 0.2%
Lennox International, Inc.	3,990	166,343

Capital Markets — 2.0%
Affiliated Managers Group, Inc. (a)	4,458	347,769
Apollo Investment Corp.	16,967	173,572
Eaton Vance Corp.	10,308	299,344
Greenhill & Co., Inc.	2,211	175,377
Jefferies Group, Inc., New Shares	10,786	244,734
Raymond James Financial, Inc.	8,690	220,118
SEI Investments Co.	12,828	260,921
Waddell & Reed Financial, Inc., Class A	7,455	203,969

		1,925,804

Chemicals — 3.2%
Albemarle Corp.	7,966	372,888
Ashland, Inc.	6,869	335,001
Cabot Corp.	5,701	185,682
Cytec Industries, Inc.	4,280	241,306
Intrepid Potash, Inc. (a)	3,866	100,787
Lubrizol Corp.	5,890	624,163
Minerals Technologies, Inc.	1,620	95,450
NewMarket Corp.	867	98,561
Olin Corp.	6,910	139,306
RPM International, Inc.	11,345	225,992
The Scotts Miracle-Gro Co.	4,031	208,524
Sensient Technologies Corp.	4,333	132,113
Valspar Corp.	8,592	273,655

		3,033,428

Commercial Banks — 3.2%
Associated Banc-Corp.	15,092	199,063
BancorpSouth, Inc.	6,410	90,894
Bank of Hawaii Corp.	4,211	189,158
Cathay General Bancorp	6,851	81,458
City National Corp.	4,046	214,721
Commerce Bancshares, Inc.	6,474	243,358
Cullen/Frost Bankers, Inc. (b)	5,294	285,188

Common Stocks	Shares	Value

Commercial Banks (concluded)
FirstMerit Corp.	9,492	$173,893
Fulton Financial Corp.	17,345	157,146
International Bancshares Corp.	4,619	78,015
PacWest Bancorp	2,744	52,301
Prosperity Bancshares, Inc.	4,068	132,088
SVB Financial Group (a)	3,660	154,891
Synovus Financial Corp.	68,498	168,505
TCF Financial Corp.	11,056	178,997
Trustmark Corp.	4,961	107,852
Valley National Bancorp	14,058	181,348
Webster Financial Corp.	5,751	100,988
Westamerica Bancorp.	2,543	138,568
Wilmington Trust Corp.	7,987	71,723

		3,000,155

Commercial Services & Supplies — 1.5%
The Brink’s Co.	4,094	94,162
Clean Harbors, Inc. (a)	1,998	135,365
Copart, Inc. (a)	6,255	206,227
Corrections Corp. of America (a)	9,640	237,915
Deluxe Corp.	4,483	85,760
Herman Miller, Inc.	4,979	97,987
HNI Corp.	3,930	113,027
Mine Safety Appliances Co.	2,690	72,899
Rollins, Inc.	3,698	86,459
Waste Connections, Inc. (a)	6,744	267,467

		1,397,268

Communications Equipment — 1.8%
ADC Telecommunications, Inc. (a)	9,161	116,070
Adtran, Inc.	5,464	192,879
Ciena Corp. (a)	8,164	127,114
CommScope, Inc. (a)	8,264	196,187
F5 Networks, Inc. (a)	7,022	728,954
Plantronics, Inc.	4,159	140,491
Polycom, Inc. (a)	7,440	202,963

		1,704,658

Computers & Peripherals — 0.4%
Diebold, Inc.	5,732	178,208
NCR Corp. (a)	14,004	190,874

		369,082

Construction & Engineering — 1.2%
Aecom Technology Corp. (a)	10,133	245,827
Granite Construction, Inc.	2,977	67,697
KBR, Inc.	13,635	335,966
Shaw Group, Inc. (a)	7,368	247,270
URS Corp. (a)	7,310	277,634

		1,174,394

Construction Materials — 0.3%
Martin Marietta Materials, Inc.	3,972	305,725

Consumer Finance — 0.2%
AmeriCredit Corp. (a)	9,148	223,760

Containers & Packaging — 1.5%
AptarGroup, Inc.	5,886	268,814
Greif, Inc.	2,715	159,751
Packaging Corp. of America	9,041	209,480
Rock-Tenn Co., Class A	3,399	169,304

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Containers & Packaging (concluded)
Silgan Holdings, Inc.	4,683	$148,451
Sonoco Products Co.	8,783	293,703
Temple-Inland, Inc.	9,403	175,460

		1,424,963

Distributors — 0.3%
LKQ Corp. (a)	12,491	259,813

Diversified Consumer Services — 1.2%
Career Education Corp. (a)	5,743	123,302
Corinthian Colleges, Inc. (a)(c)	7,695	54,019
ITT Educational Services, Inc. (a)	2,403	168,859
Matthews International Corp., Class A	2,598	91,865
Regis Corp.	5,022	96,071
Service Corp. International	21,535	185,632
Sotheby’s Holdings, Inc., Class A	5,847	215,286
Strayer Education, Inc. (c)	1,212	211,494

		1,146,528

Diversified Financial Services — 0.4%
MSCI, Inc. (a)	10,278	341,332

Diversified Telecommunication Services — 0.3%
Cincinnati Bell, Inc. (a)	17,587	46,958
TW Telecom, Inc. (a)	13,225	245,588

		292,546

Electric Utilities — 1.7%
Cleco Corp.	5,299	156,956
DPL, Inc.	10,378	271,177
Great Plains Energy, Inc.	11,829	223,568
Hawaiian Electric Industries, Inc.	8,174	184,242
IDACORP, Inc.	4,204	151,008
NV Energy, Inc.	20,514	269,759
PNM Resources, Inc.	7,562	86,131
Westar Energy, Inc.	9,667	234,232

		1,577,073

Electrical Equipment — 1.7%
Acuity Brands, Inc.	3,799	168,068
Ametek, Inc.	9,293	443,927
Baldor Electric Co.	4,099	165,600
Hubbell, Inc., Class B	5,231	265,473
Regal-Beloit Corp.	3,365	197,492
Thomas & Betts Corp. (a)	4,560	187,051
Woodward Governor Co.	5,115	165,828

		1,593,439

Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics, Inc. (a)	10,280	274,784
Avnet, Inc. (a)	13,249	357,856
Ingram Micro, Inc., Class A (a)	13,671	230,493
Itron, Inc. (a)	3,523	215,713
National Instruments Corp.	5,129	167,513
Tech Data Corp. (a)	4,067	163,900
Trimble Navigation Ltd. (a)	10,397	364,311
Vishay Intertechnology, Inc. (a)	16,285	157,639

		1,932,209

Common Stocks	Shares	Value

Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc. (a)	4,891	$148,931
Exterran Holdings, Inc. (a)	5,515	125,246
Helix Energy Solutions Group, Inc. (a)	9,200	102,488
Oceaneering International, Inc. (a)	4,724	254,435
Patterson-UTI Energy, Inc.	13,450	229,726
Pride International, Inc. (a)	15,326	451,044
Superior Energy Services, Inc. (a)	6,875	183,494
Tidewater, Inc.	4,485	200,973
Unit Corp. (a)	3,464	129,172

		1,825,509

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club, Inc. (a)	4,762	197,623
Ruddick Corp.	3,708	128,593

		326,216

Food Products — 1.5%
Corn Products International, Inc.	6,566	246,225
Flowers Foods, Inc.	6,656	165,335
Green Mountain Coffee Roasters, Inc. (a)	10,016	312,399
Lancaster Colony Corp.	1,691	80,322
Ralcorp Holdings, Inc. (a)	4,791	280,178
Smithfield Foods, Inc. (a)	14,485	243,783
Tootsie Roll Industries, Inc.	2,136	53,144

		1,381,386

Gas Utilities — 2.0%
AGL Resources, Inc.	6,800	260,848
Atmos Energy Corp.	7,866	230,080
Energen Corp.	6,272	286,756
National Fuel Gas Co.	7,152	370,545
Questar Corp.	15,318	268,525
UGI Corp.	9,593	274,456
WGL Holdings, Inc.	4,437	167,630

		1,858,840

Health Care Equipment & Supplies — 3.7%
Beckman Coulter, Inc.	6,042	294,789
Edwards Lifesciences Corp. (a)	9,890	663,124
Gen-Probe, Inc. (a)	4,247	205,810
Hill-Rom Holdings, Inc.	5,540	198,831
Hologic, Inc. (a)	22,611	362,002
Idexx Laboratories, Inc. (a)(c)	5,035	310,760
Immucor, Inc. (a)	6,106	121,082
Kinetic Concepts, Inc. (a)	5,454	199,507
Masimo Corp.	5,132	140,155
ResMed, Inc. (a)	13,207	433,322
Steris Corp.	5,198	172,678
Teleflex, Inc.	3,484	197,821
Thoratec Corp. (a)	5,101	188,635

		3,488,516

Health Care Providers & Services — 3.1%
Community Health Systems, Inc. (a)	8,236	255,069
Health Management Associates, Inc., Class A (a)	21,867	167,501
Health Net, Inc. (a)	8,501	231,142

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Henry Schein, Inc. (a)	7,985	$467,761
Kindred Healthcare, Inc. (a)	3,445	44,854
LifePoint Hospitals, Inc. (a)	4,731	165,869
Lincare Holdings, Inc.	8,558	214,720
Mednax, Inc. (a)	4,157	221,568
Omnicare, Inc.	10,310	246,203
Owens & Minor, Inc.	5,526	157,270
Psychiatric Solutions, Inc. (a)	4,994	167,549
Universal Health Services, Inc., Class B	8,482	329,611
VCA Antech, Inc. (a)	7,502	158,217
WellCare Health Plans, Inc. (a)	3,708	107,384

		2,934,718

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	14,307	264,250

Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc. (a)	4,706	164,475
Bob Evans Farms, Inc.	2,652	74,442
Boyd Gaming Corp. (a)	4,890	35,452
Brinker International, Inc.	8,863	167,156
Burger King Holdings, Inc.	8,062	192,521
The Cheesecake Factory, Inc. (a)	5,191	137,406
Chipotle Mexican Grill, Inc., Class A (a)	2,715	466,980
International Speedway Corp., Class A	2,556	62,366
Life Time Fitness, Inc. (a)(c)	3,653	144,184
Panera Bread Co., Class A (a)	2,715	240,576
Scientific Games Corp., Class A (a)	5,504	53,389
WMS Industries, Inc. (a)	5,069	192,977
Wendy’s	28,102	127,302

		2,059,226

Household Durables — 1.5%
American Greetings Corp., Class A	3,492	64,916
KB Home	6,300	71,379
MDC Holdings, Inc.	3,290	95,509
Mohawk Industries, Inc. (a)	4,908	261,597
NVR, Inc. (a)	510	330,240
Ryland Group, Inc.	3,848	68,956
Toll Brothers, Inc. (a)	12,592	239,500
Tupperware Corp.	5,505	251,909

		1,384,006

Household Products — 0.9%
Church & Dwight Co., Inc.	6,196	402,368
Energizer Holdings, Inc. (a)	6,124	411,717

		814,085

IT Services — 2.7%
Acxiom Corp. (a)	6,982	110,734
Alliance Data Systems Corp. (a)(c)	4,592	299,674
Broadridge Financial Solutions LLC	11,058	252,896
Convergys Corp. (a)(b)	10,826	113,132
CoreLogic, Inc. (a)	9,085	174,069
DST Systems, Inc.	3,140	140,798
Gartner, Inc., Class A (a)	6,320	186,061
Global Payments, Inc.	6,955	298,300
Hewitt Associates, Inc., Class A (a)	8,564	431,882

Common Stocks	Shares	Value

IT Services (concluded)
Lender Processing Services, Inc.	8,121	$269,861
Mantech International Corp., Class A (a)	1,962	77,695
NeuStar, Inc., Class A (a)	6,546	162,734
SRA International, Inc., Class A (a)	3,725	73,457

		2,591,293

Independent Power Producers & Energy Traders — 0.0%
Dynegy, Inc. (a)	8,948	43,577

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	5,321	159,364

Insurance — 3.9%
American Financial Group, Inc.	6,904	211,124
Arthur J. Gallagher & Co.	9,179	242,050
Brown & Brown, Inc. (b)	10,173	205,393
Everest Re Group Ltd.	4,907	424,308
Fidelity National Title Group, Inc., Class A	19,874	312,221
First American Financial Corp.	9,086	135,745
The Hanover Insurance Group, Inc.	3,919	184,193
HCC Insurance Holdings, Inc.	10,051	262,231
Mercury General Corp.	3,108	127,024
Old Republic International Corp.	22,581	312,747
Protective Life Corp.	7,474	162,634
Reinsurance Group of America, Inc.	6,383	308,235
Stancorp Financial Group, Inc.	4,077	154,926
Transatlantic Holdings, Inc.	5,562	282,661
Unitrin, Inc.	4,377	106,755
W.R. Berkley Corp.	10,620	287,483

		3,719,730

Internet & Catalog Retail — 0.6%
NetFlix, Inc. (a)	3,792	614,911

Internet Software & Services — 1.1%
AOL, Inc. (a)	9,314	230,522
Digital River, Inc. (a)	3,459	117,744
Equinix, Inc. (a)	3,978	407,148
Rackspace Hosting, Inc. (a)	8,396	218,128
ValueClick, Inc. (a)	7,138	93,365

		1,066,907

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A (a)	1,690	152,962
Charles River Laboratories International, Inc. (a)	5,781	191,640
Covance, Inc. (a)	5,650	264,363
Mettler Toledo International, Inc. (a)	2,915	362,743
Pharmaceutical Product Development, Inc.	10,367	256,998
Techne Corp.	3,232	199,511

		1,428,217

Machinery — 5.5%
AGCO Corp. (a)	8,117	316,644
Bucyrus International, Inc.	7,068	490,166

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery (concluded)
Crane Co.	4,057	$153,923
Donaldson Co., Inc.	6,666	314,169
Gardner Denver, Inc.	4,564	244,996
Graco, Inc.	5,257	166,805
Harsco Corp.	7,021	172,576
IDEX Corp.	7,108	252,405
Joy Global, Inc.	9,011	633,653
Kennametal, Inc.	7,150	221,149
Lincoln Electric Holdings, Inc.	3,702	214,050
Nordson Corp.	2,963	218,343
Oshkosh Corp. (a)	7,899	217,222
Pentair, Inc.	8,612	289,622
SPX Corp.	4,361	275,964
Terex Corp. (a)	9,484	217,373
Timken Co.	7,006	268,750
Trinity Industries, Inc.	6,958	154,955
Valmont Industries, Inc.	1,861	134,736
Westinghouse Air Brake Technologies Corp.	4,181	199,810

		5,157,311

Marine — 0.3%
Alexander & Baldwin, Inc.	3,593	125,180
Kirby Corp. (a)	4,707	188,563

		313,743

Media — 0.7%
DreamWorks Animation SKG, Inc., Class A (a)	6,248	199,374
Harte-Hanks, Inc.	3,386	39,515
John Wiley & Sons, Inc., Class A	4,049	165,442
Lamar Advertising Co., Class A (a)	4,992	158,845
Scholastic Corp.	2,429	67,575

		630,751

Metals & Mining — 0.9%
Carpenter Technology Corp.	3,836	129,312
Commercial Metals Co.	9,973	144,509
Reliance Steel & Aluminum Co.	6,480	269,114
Steel Dynamics, Inc.	18,919	266,947
Worthington Industries, Inc.	5,001	75,165

		885,047

Multi-Utilities — 1.8%
Alliant Energy Corp.	9,667	351,396
Black Hills Corp.	3,421	106,735
MDU Resources Group, Inc.	16,418	327,539
NSTAR	9,038	355,645
OGE Energy Corp.	8,496	338,736
Vectren Corp.	7,098	183,625

		1,663,676

Multiline Retail — 0.8%
99 Cents Only Stores (a)	4,077	76,974
Dollar Tree, Inc. (a)	11,077	540,114
Saks, Inc. (a)	14,040	120,744

		737,832

Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	4,946	166,383

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels — 3.5%
Arch Coal, Inc.	14,177	$378,668
Bill Barrett Corp. (a)	4,011	144,396
Cimarex Energy Co.	7,337	485,563
Comstock Resources, Inc. (a)	4,129	92,861
Forest Oil Corp. (a)	9,888	293,673
Frontier Oil Corp.	9,220	123,548
Mariner Energy, Inc. (a)	8,999	218,046
Newfield Exploration Co. (a)	11,657	669,578
Overseas Shipholding Group, Inc.	2,336	80,171
Patriot Coal Corp. (a)	6,986	79,710
Plains Exploration & Production Co. (a)	12,224	326,014
Quicksilver Resources, Inc. (a)	10,256	129,226
Southern Union Co.	10,861	261,316

		3,282,770

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (a)	11,274	85,344

Personal Products — 0.6%
Alberto-Culver Co.	7,489	281,961
NBTY, Inc. (a)	5,533	304,204

		586,165

Pharmaceuticals — 1.0%
Endo Pharmaceuticals Holdings, Inc. (a)	10,070	334,727
Medicis Pharmaceutical Corp., Class A	5,250	155,662
Perrigo Co.	7,200	462,384

		952,773

Professional Services — 1.0%
Corporate Executive Board Co.	2,990	94,364
FTI Consulting, Inc. (a)	4,085	141,709
Korn/Ferry International (a)	4,039	66,805
Manpower, Inc.	7,175	374,535
Navigant Consulting, Inc. (a)	4,371	50,835
Towers Watson & Co.	3,950	194,261

		922,509

Real Estate Investment Trusts (REITs) — 7.3%
AMB Property Corp.	14,683	388,659
Alexandria Real Estate Equities, Inc. (c)	4,755	332,850
BRE Properties	5,587	231,861
Camden Property Trust	5,844	280,337
Corporate Office Properties Trust	5,173	193,005
Cousins Properties, Inc.	8,956	63,946
Duke Realty Corp.	21,950	254,401
Equity One, Inc.	3,632	61,308
Essex Property Trust, Inc.	2,647	289,688
Federal Realty Investment Trust	5,359	437,616
Highwoods Properties, Inc.	6,249	202,905
Hospitality Properties Trust	10,766	240,405
Liberty Property Trust	9,925	316,607
The Macerich Co.	11,352	487,568
Mack-Cali Realty Corp.	6,928	226,615
Nationwide Health Properties, Inc.	10,798	417,559
Omega Healthcare Investors, Inc.	8,269	185,639
Potlatch Corp.	3,489	118,626

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Rayonier, Inc.	7,002	$350,940
Realty Income Corp.	9,588	323,307
Regency Centers Corp.	7,142	281,895
SL Green Realty Corp.	6,825	432,227
Senior Housing Properties Trust	11,117	261,249
UDR, Inc.	15,652	330,570
Weingarten Realty Investors	10,504	229,197

		6,938,980

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	3,721	321,011

Road & Rail — 1.1%
Con-way, Inc.	4,750	147,202
J.B. Hunt Transport Services, Inc.	7,746	268,786
Kansas City Southern (a)	8,948	334,745
Landstar System, Inc.	4,348	167,920
Werner Enterprises, Inc.	3,865	79,194

		997,847

Semiconductors & Semiconductor Equipment — 2.6%
Atmel Corp. (a)	40,270	320,549
Cree, Inc. (a)	9,429	511,900
Fairchild Semiconductor International, Inc. (a)	10,883	102,300
Integrated Device Technology, Inc. (a)	13,836	80,941
International Rectifier Corp. (a)	6,136	129,408
Intersil Corp., Class A	10,804	126,299
Lam Research Corp. (a)	10,834	453,403
RF Micro Devices, Inc. (a)	23,816	146,230
Semtech Corp. (a)	5,419	109,410
Silicon Laboratories, Inc. (a)	3,894	142,715
Skyworks Solutions, Inc. (a)	15,586	322,319

		2,445,474

Software — 3.8%
ACI Worldwide, Inc. (a)	2,910	65,155
Advent Software, Inc. (a)	1,383	72,179
Ansys, Inc. (a)	7,931	335,085
Cadence Design Systems, Inc. (a)	23,230	177,245
Factset Research Systems, Inc.	4,042	327,927
Fair Isaac Corp.	3,639	89,738
Informatica Corp. (a)	8,075	310,161
Jack Henry & Associates, Inc.	7,495	191,122
Mentor Graphics Corp. (a)	9,538	100,817
Micros Systems, Inc. (a)	6,990	295,887
Parametric Technology Corp. (a)	10,065	196,670
Quest Software, Inc. (a)	5,357	131,728
Rovi Corp. (a)	9,000	453,690
Solera Holdings, Inc.	6,113	269,950
Synopsys, Inc. (a)	12,962	321,069
TIBCO Software, Inc. (a)	14,303	253,735

		3,592,158

Specialty Retail — 3.6%
Aaron’s, Inc.	6,361	117,361
Advance Auto Parts, Inc.	7,352	431,415
Aéropostale, Inc. (a)	8,067	187,558
American Eagle Outfitters, Inc.	17,062	255,248
AnnTaylor Stores Corp. (a)	5,151	104,256

Common Stocks	Shares	Value

Specialty Retail (concluded)
Barnes & Noble, Inc.	3,402	$55,146
Chico’s FAS, Inc.	15,633	164,459
Coldwater Creek, Inc. (a)	5,237	27,599
Collective Brands, Inc. (a)	5,617	90,658
Dick’s Sporting Goods, Inc. (a)	7,684	215,459
Dress Barn, Inc. (a)	6,031	143,236
Foot Locker, Inc.	13,583	197,361
Guess?, Inc.	5,527	224,562
J. Crew Group, Inc. (a)	5,562	186,995
PetSmart, Inc.	10,344	362,040
Rent-A-Center, Inc.	5,757	128,842
Tractor Supply Co.	6,335	251,246
Williams-Sonoma, Inc.	9,437	299,153

		3,442,594

Textiles, Apparel & Luxury Goods — 1.3%
Fossil, Inc. (a)	4,627	248,886
Hanesbrands, Inc. (a)	8,347	215,853
Phillips-Van Heusen Corp.	5,786	348,086
Timberland Co., Class A (a)	3,512	69,573
Under Armour, Inc., Class A (a)(c)	3,065	138,048
The Warnaco Group, Inc. (a)	3,887	198,742

		1,219,188

Thrifts & Mortgage Finance — 1.3%
Astoria Financial Corp.	7,174	97,782
First Niagara Financial Group, Inc.	18,240	212,496
New York Community Bancorp, Inc. (c)	38,002	617,532
NewAlliance Bancshares, Inc.	9,168	115,700
Washington Federal, Inc.	9,814	149,762

		1,193,272

Tobacco — 0.1%
Universal Corp.	2,108	84,510

Trading Companies & Distributors — 0.4%
GATX Corp.	4,040	118,453
MSC Industrial Direct Co., Class A	3,886	209,999
United Rentals, Inc. (a)	5,281	78,370

		406,822

Water Utilities — 0.3%
Aqua America, Inc. (c)	11,976	244,310

Wireless Telecommunication Services — 0.4%
Syniverse Holdings, Inc. (a)	6,054	137,244
Telephone & Data Systems, Inc.	7,185	235,668
Telephone & Data Systems, Inc., Special Shares	883	25,033

		397,945

Total Long-Term Investments (Cost – $61,146,301) – 92.4%		87,360,498

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.23% (d)(e)	1,484,250	1,484,250

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (d)(e)(f)	$1,640	$1,640,200

Total Short-Term Securities (Cost – $3,124,450) – 3.3%		3,124,450

Total Investments (Cost – $64,270,751*) – 95.7%		90,484,948
Other Assets Less Liabilities – 4.3%		4,018,078

Net Assets – 100.0%		$94,503,026

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$65,220,379

Gross unrealized appreciation	$26,375,578
Gross unrealized depreciation	(1,111,009)

Net unrealized appreciation	$25,264,569

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2009	Net Activity	Shares/ Beneficial Interest Held at September 30, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	8,421,486	(6,937,236)	1,484,250	$3,355
BlackRock Liquidity Series, LLC Money Market Series	$2,279,550	$(639,350)	$1,640,200	$8,583

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Master Mid Cap Index Series

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

18	S&P 400 MidCap Index	Chicago Mercantile	December 2010	$1,401,633	$38,547

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$87,360,498	—	—	$87,360,498
Short-Term Securities	1,484,250	$1,640,200	—	3,124,450

Total	$88,844,748	$1,640,200	—	$90,484,948

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$38,547	—	—	$38,547

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
Quantitative Master Series LLC

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: November 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Quantitative Master Series LLC

Date: November 22, 2010